UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08274

MassMutual Select Funds
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA	01111
(Address of principal executive offices)	(Zip code)

Douglas Steele
1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(413) 744-1000

Date of fiscal year end:	09/30/2025

Date of reporting period:	09/30/2025

Item 1. Reports to Stockholders.

(a)	The Reports to Stockholders are attached herewith.

MassMutual Diversified Value Fund
Class I | MDDIX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Diversified Value Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$63	0.59%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• An overweight allocation to and stock selection within the  financials sector
• Stock selection within the health care sector
• Stock selection within the materials sector
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• An overweight allocation to the health care sector
• Stock selection within the communication services sector
• An underweight allocation to the industrials sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IYFCI

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class I - without sales charge	12.05	16.25	11.57
Russell 3000 Index	17.41	15.74	14.71
Russell 1000 Value Index	9.44	13.88	10.72
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$452.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	232
Total Advisory Fees Paid During the Reporting Period	$2,133,233
Portfolio Turnover Rate	68%
MM202912-309770	PAGE 2	TSR-AR-IYFCI

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
JP Morgan Chase & Co.	5.4%
Johnson & Johnson	4.2%
Exxon Mobil Corp.	3.0%
Bank of America Corp.	2.9%
Cisco Systems, Inc.	2.4%
AT&T, Inc.	2.3%
Wells Fargo & Co.	2.3%
Morgan Stanley	2.2%
Goldman Sachs Group, Inc.	2.2%
Verizon Communications, Inc.	2.1%

Sectors (% of Total Investments)
Financials	31.7%
Health Care	16.5%
Industrials	8.6%
Communication Services	7.8%
Consumer Discretionary	6.9%
Information Technology	6.9%
Energy	6.8%
Consumer Staples	6.5%
Materials	4.2%
Utilities	3.4%
Exchange-Traded Funds	0.5%
Real Estate	0.2%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
On September 15, 2025, the MassMutual Equity Opportunities Fund was merged into the Fund and shareholders of the MassMutual Equity Opportunities Fund became shareholders of the Fund.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IYFCI

MassMutual Diversified Value Fund
Class R5 | MDVSX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Diversified Value Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$73	0.69%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• An overweight allocation to and stock selection within the  financials sector
• Stock selection within the health care sector
• Stock selection within the materials sector
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• An overweight allocation to the health care sector
• Stock selection within the communication services sector
• An underweight allocation to the industrials sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IYFC1

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	12.04	16.16	11.46
Russell 3000 Index	17.41	15.74	14.71
Russell 1000 Value Index	9.44	13.88	10.72
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$452.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	232
Total Advisory Fees Paid During the Reporting Period	$2,133,233
Portfolio Turnover Rate	68%
MM202912-309770	PAGE 2	TSR-AR-IYFC1

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
JP Morgan Chase & Co.	5.4%
Johnson & Johnson	4.2%
Exxon Mobil Corp.	3.0%
Bank of America Corp.	2.9%
Cisco Systems, Inc.	2.4%
AT&T, Inc.	2.3%
Wells Fargo & Co.	2.3%
Morgan Stanley	2.2%
Goldman Sachs Group, Inc.	2.2%
Verizon Communications, Inc.	2.1%

Sectors (% of Total Investments)
Financials	31.7%
Health Care	16.5%
Industrials	8.6%
Communication Services	7.8%
Consumer Discretionary	6.9%
Information Technology	6.9%
Energy	6.8%
Consumer Staples	6.5%
Materials	4.2%
Utilities	3.4%
Exchange-Traded Funds	0.5%
Real Estate	0.2%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
On September 15, 2025, the MassMutual Equity Opportunities Fund was merged into the Fund and shareholders of the MassMutual Equity Opportunities Fund became shareholders of the Fund.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IYFC1

MassMutual Diversified Value Fund
Service Class | MDVYX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Diversified Value Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$84	0.79%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• An overweight allocation to and stock selection within the  financials sector
• Stock selection within the health care sector
• Stock selection within the materials sector
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• An overweight allocation to the health care sector
• Stock selection within the communication services sector
• An underweight allocation to the industrials sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IYFC3

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Service Class - without sales charge	11.98	16.06	11.36
Russell 3000 Index	17.41	15.74	14.71
Russell 1000 Value Index	9.44	13.88	10.72
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$452.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	232
Total Advisory Fees Paid During the Reporting Period	$2,133,233
Portfolio Turnover Rate	68%
MM202912-309770	PAGE 2	TSR-AR-IYFC3

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
JP Morgan Chase & Co.	5.4%
Johnson & Johnson	4.2%
Exxon Mobil Corp.	3.0%
Bank of America Corp.	2.9%
Cisco Systems, Inc.	2.4%
AT&T, Inc.	2.3%
Wells Fargo & Co.	2.3%
Morgan Stanley	2.2%
Goldman Sachs Group, Inc.	2.2%
Verizon Communications, Inc.	2.1%

Sectors (% of Total Investments)
Financials	31.7%
Health Care	16.5%
Industrials	8.6%
Communication Services	7.8%
Consumer Discretionary	6.9%
Information Technology	6.9%
Energy	6.8%
Consumer Staples	6.5%
Materials	4.2%
Utilities	3.4%
Exchange-Traded Funds	0.5%
Real Estate	0.2%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
On September 15, 2025, the MassMutual Equity Opportunities Fund was merged into the Fund and shareholders of the MassMutual Equity Opportunities Fund became shareholders of the Fund.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IYFC3

MassMutual Diversified Value Fund
Administrative Class | MDDLX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Diversified Value Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$94	0.89%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• An overweight allocation to and stock selection within the  financials sector
• Stock selection within the health care sector
• Stock selection within the materials sector
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• An overweight allocation to the health care sector
• Stock selection within the communication services sector
• An underweight allocation to the industrials sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IYFC4

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	11.92	15.96	11.26
Russell 3000 Index	17.41	15.74	14.71
Russell 1000 Value Index	9.44	13.88	10.72
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$452.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	232
Total Advisory Fees Paid During the Reporting Period	$2,133,233
Portfolio Turnover Rate	68%
MM202912-309770	PAGE 2	TSR-AR-IYFC4

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
JP Morgan Chase & Co.	5.4%
Johnson & Johnson	4.2%
Exxon Mobil Corp.	3.0%
Bank of America Corp.	2.9%
Cisco Systems, Inc.	2.4%
AT&T, Inc.	2.3%
Wells Fargo & Co.	2.3%
Morgan Stanley	2.2%
Goldman Sachs Group, Inc.	2.2%
Verizon Communications, Inc.	2.1%

Sectors (% of Total Investments)
Financials	31.7%
Health Care	16.5%
Industrials	8.6%
Communication Services	7.8%
Consumer Discretionary	6.9%
Information Technology	6.9%
Energy	6.8%
Consumer Staples	6.5%
Materials	4.2%
Utilities	3.4%
Exchange-Traded Funds	0.5%
Real Estate	0.2%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
On September 15, 2025, the MassMutual Equity Opportunities Fund was merged into the Fund and shareholders of the MassMutual Equity Opportunities Fund became shareholders of the Fund.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IYFC4

MassMutual Diversified Value Fund
Class R4 | MDDRX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Diversified Value Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$110	1.04%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• An overweight allocation to and stock selection within the  financials sector
• Stock selection within the health care sector
• Stock selection within the materials sector
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• An overweight allocation to the health care sector
• Stock selection within the communication services sector
• An underweight allocation to the industrials sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IYFCK

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	11.62	15.77	11.08
Russell 3000 Index	17.41	15.74	14.71
Russell 1000 Value Index	9.44	13.88	10.72
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$452.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	232
Total Advisory Fees Paid During the Reporting Period	$2,133,233
Portfolio Turnover Rate	68%
MM202912-309770	PAGE 2	TSR-AR-IYFCK

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
JP Morgan Chase & Co.	5.4%
Johnson & Johnson	4.2%
Exxon Mobil Corp.	3.0%
Bank of America Corp.	2.9%
Cisco Systems, Inc.	2.4%
AT&T, Inc.	2.3%
Wells Fargo & Co.	2.3%
Morgan Stanley	2.2%
Goldman Sachs Group, Inc.	2.2%
Verizon Communications, Inc.	2.1%

Sectors (% of Total Investments)
Financials	31.7%
Health Care	16.5%
Industrials	8.6%
Communication Services	7.8%
Consumer Discretionary	6.9%
Information Technology	6.9%
Energy	6.8%
Consumer Staples	6.5%
Materials	4.2%
Utilities	3.4%
Exchange-Traded Funds	0.5%
Real Estate	0.2%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
On September 15, 2025, the MassMutual Equity Opportunities Fund was merged into the Fund and shareholders of the MassMutual Equity Opportunities Fund became shareholders of the Fund.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IYFCK

MassMutual Diversified Value Fund
Class A | MDDAX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Diversified Value Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$115	1.09%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• An overweight allocation to and stock selection within the  financials sector
• Stock selection within the health care sector
• Stock selection within the materials sector
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• An overweight allocation to the health care sector
• Stock selection within the communication services sector
• An underweight allocation to the industrials sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IYFC2

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class A - without sales charge	11.66	15.68	10.99
Class A - with maximum sales charge	5.51	14.38	10.36
Russell 3000 Index	17.41	15.74	14.71
Russell 1000 Value Index	9.44	13.88	10.72
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$452.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	232
Total Advisory Fees Paid During the Reporting Period	$2,133,233
Portfolio Turnover Rate	68%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
JP Morgan Chase & Co.	5.4%
Johnson & Johnson	4.2%
Exxon Mobil Corp.	3.0%
Bank of America Corp.	2.9%
Cisco Systems, Inc.	2.4%
AT&T, Inc.	2.3%
Wells Fargo & Co.	2.3%
Morgan Stanley	2.2%
Goldman Sachs Group, Inc.	2.2%
Verizon Communications, Inc.	2.1%

Sectors (% of Total Investments)
Financials	31.7%
Health Care	16.5%
Industrials	8.6%
Communication Services	7.8%
Consumer Discretionary	6.9%
Information Technology	6.9%
Energy	6.8%
Consumer Staples	6.5%
Materials	4.2%
Utilities	3.4%
Exchange-Traded Funds	0.5%
Real Estate	0.2%
MM202912-309770	PAGE 2	TSR-AR-IYFC2

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
On September 15, 2025, the MassMutual Equity Opportunities Fund was merged into the Fund and shareholders of the MassMutual Equity Opportunities Fund became shareholders of the Fund.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IYFC2

MassMutual Diversified Value Fund
Class R3 | MDVNX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Diversified Value Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$136	1.29%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• An overweight allocation to and stock selection within the  financials sector
• Stock selection within the health care sector
• Stock selection within the materials sector
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• An overweight allocation to the health care sector
• Stock selection within the communication services sector
• An underweight allocation to the industrials sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IYFC5

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	11.38	15.50	10.81
Russell 3000 Index	17.41	15.74	14.71
Russell 1000 Value Index	9.44	13.88	10.72
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$452.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	232
Total Advisory Fees Paid During the Reporting Period	$2,133,233
Portfolio Turnover Rate	68%
MM202912-309770	PAGE 2	TSR-AR-IYFC5

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
JP Morgan Chase & Co.	5.4%
Johnson & Johnson	4.2%
Exxon Mobil Corp.	3.0%
Bank of America Corp.	2.9%
Cisco Systems, Inc.	2.4%
AT&T, Inc.	2.3%
Wells Fargo & Co.	2.3%
Morgan Stanley	2.2%
Goldman Sachs Group, Inc.	2.2%
Verizon Communications, Inc.	2.1%

Sectors (% of Total Investments)
Financials	31.7%
Health Care	16.5%
Industrials	8.6%
Communication Services	7.8%
Consumer Discretionary	6.9%
Information Technology	6.9%
Energy	6.8%
Consumer Staples	6.5%
Materials	4.2%
Utilities	3.4%
Exchange-Traded Funds	0.5%
Real Estate	0.2%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
On September 15, 2025, the MassMutual Equity Opportunities Fund was merged into the Fund and shareholders of the MassMutual Equity Opportunities Fund became shareholders of the Fund.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IYFC5

MassMutual Diversified Value Fund
Class Y | MMNBX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Diversified Value Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$73	0.69%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• An overweight allocation to and stock selection within the  financials sector
• Stock selection within the health care sector
• Stock selection within the materials sector
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• An overweight allocation to the health care sector
• Stock selection within the communication services sector
• An underweight allocation to the industrials sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 1, 2023 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IYFCY

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	Since Inception (02/01/2023)
Class Y - without sales charge	12.03	12.60
Russell 3000 Index	17.41	22.44
Russell 1000 Value Index	9.44	15.75
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$452.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	232
Total Advisory Fees Paid During the Reporting Period	$2,133,233
Portfolio Turnover Rate	68%
MM202912-309770	PAGE 2	TSR-AR-IYFCY

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
JP Morgan Chase & Co.	5.4%
Johnson & Johnson	4.2%
Exxon Mobil Corp.	3.0%
Bank of America Corp.	2.9%
Cisco Systems, Inc.	2.4%
AT&T, Inc.	2.3%
Wells Fargo & Co.	2.3%
Morgan Stanley	2.2%
Goldman Sachs Group, Inc.	2.2%
Verizon Communications, Inc.	2.1%

Sectors (% of Total Investments)
Financials	31.7%
Health Care	16.5%
Industrials	8.6%
Communication Services	7.8%
Consumer Discretionary	6.9%
Information Technology	6.9%
Energy	6.8%
Consumer Staples	6.5%
Materials	4.2%
Utilities	3.4%
Exchange-Traded Funds	0.5%
Real Estate	0.2%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
On September 15, 2025, the MassMutual Equity Opportunities Fund was merged into the Fund and shareholders of the MassMutual Equity Opportunities Fund became shareholders of the Fund.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IYFCY

MM S&P 500® Index Fund
Class I | MMIZX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MM S&P 500® Index Fund* (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.14%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the S&P 500® Index:
• Fund performance was largely driven by the performance of a small number of  mega-capitalization stocks
• The performance from the technology sector was highly favorable to the Fund’s returns
• The communication services and financials sectors were other strong positive contributors
Top detractors to the Fund’s performance relative to the S&P 500 Index:
• Detractors to Fund performance were mainly in the healthcare sector
• The materials and real estate sectors were other detractors
MM202912-309770	PAGE 1	TSR-AR-ITHW8

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class I - without sales charge	17.39	16.31	15.16
S&P 500 Index	17.60	16.47	15.30
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$2,247.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	506
Total Advisory Fees Paid During the Reporting Period	$2,252,423
Portfolio Turnover Rate	5%
MM202912-309770	PAGE 2	TSR-AR-ITHW8

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	8.0%
Microsoft Corp.	6.7%
Apple, Inc.	6.6%
Amazon.com, Inc.	3.7%
Meta Platforms, Inc. Class A	2.8%
Broadcom, Inc.	2.7%
Alphabet, Inc. Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc. Class C	2.0%
Berkshire Hathaway, Inc. Class B	1.6%

Sectors (% of Total Investments)
Information Technology	34.7%
Financials	13.5%
Consumer Discretionary	10.5%
Communication Services	10.1%
Health Care	8.9%
Industrials	8.3%
Consumer Staples	4.9%
Energy	2.9%
Utilities	2.4%
Real Estate	1.9%
Materials	1.8%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective April 25, 2025, BlackRock Investment Management, LLC replaced Northern Trust Investments, Inc. as subadviser of the Fund. At the same time, the Fund’s investment objective was updated as follows:
The Fund seeks to provide investment results that correspond to the total return performance of publicly traded common stocks in the aggregate as represented by the S&P 500 Index.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

* The “S&P 500 Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by MassMutual. S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by MassMutual. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.
MM202912-309770	PAGE 3	TSR-AR-ITHW8

MM S&P 500® Index Fund
Class R5 | MIEZX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MM S&P 500® Index Fund* (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$26	0.24%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the S&P 500® Index:
• Fund performance was largely driven by the performance of a small number of  mega-capitalization stocks
• The performance from the technology sector was highly favorable to the Fund’s returns
• The communication services and financials sectors were other strong positive contributors
Top detractors to the Fund’s performance relative to the S&P 500 Index:
• Detractors to Fund performance were mainly in the healthcare sector
• The materials and real estate sectors were other detractors
MM202912-309770	PAGE 1	TSR-AR-ITHW6

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	17.28	16.20	15.05
S&P 500 Index	17.60	16.47	15.30
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$2,247.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	506
Total Advisory Fees Paid During the Reporting Period	$2,252,423
Portfolio Turnover Rate	5%
MM202912-309770	PAGE 2	TSR-AR-ITHW6

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	8.0%
Microsoft Corp.	6.7%
Apple, Inc.	6.6%
Amazon.com, Inc.	3.7%
Meta Platforms, Inc. Class A	2.8%
Broadcom, Inc.	2.7%
Alphabet, Inc. Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc. Class C	2.0%
Berkshire Hathaway, Inc. Class B	1.6%

Sectors (% of Total Investments)
Information Technology	34.7%
Financials	13.5%
Consumer Discretionary	10.5%
Communication Services	10.1%
Health Care	8.9%
Industrials	8.3%
Consumer Staples	4.9%
Energy	2.9%
Utilities	2.4%
Real Estate	1.9%
Materials	1.8%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective April 25, 2025, BlackRock Investment Management, LLC replaced Northern Trust Investments, Inc. as subadviser of the Fund. At the same time, the Fund’s investment objective was updated as follows:
The Fund seeks to provide investment results that correspond to the total return performance of publicly traded common stocks in the aggregate as represented by the S&P 500 Index.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

* The “S&P 500 Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by MassMutual. S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by MassMutual. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.
MM202912-309770	PAGE 3	TSR-AR-ITHW6

MM S&P 500® Index Fund
Service Class | MMIEX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MM S&P 500® Index Fund* (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$42	0.39%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the S&P 500® Index:
• Fund performance was largely driven by the performance of a small number of  mega-capitalization stocks
• The performance from the technology sector was highly favorable to the Fund’s returns
• The communication services and financials sectors were other strong positive contributors
Top detractors to the Fund’s performance relative to the S&P 500 Index:
• Detractors to Fund performance were mainly in the healthcare sector
• The materials and real estate sectors were other detractors
MM202912-309770	PAGE 1	TSR-AR-ITHW1

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Service Class - without sales charge	17.12	16.03	14.88
S&P 500 Index	17.60	16.47	15.30
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$2,247.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	506
Total Advisory Fees Paid During the Reporting Period	$2,252,423
Portfolio Turnover Rate	5%
MM202912-309770	PAGE 2	TSR-AR-ITHW1

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	8.0%
Microsoft Corp.	6.7%
Apple, Inc.	6.6%
Amazon.com, Inc.	3.7%
Meta Platforms, Inc. Class A	2.8%
Broadcom, Inc.	2.7%
Alphabet, Inc. Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc. Class C	2.0%
Berkshire Hathaway, Inc. Class B	1.6%

Sectors (% of Total Investments)
Information Technology	34.7%
Financials	13.5%
Consumer Discretionary	10.5%
Communication Services	10.1%
Health Care	8.9%
Industrials	8.3%
Consumer Staples	4.9%
Energy	2.9%
Utilities	2.4%
Real Estate	1.9%
Materials	1.8%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective April 25, 2025, BlackRock Investment Management, LLC replaced Northern Trust Investments, Inc. as subadviser of the Fund. At the same time, the Fund’s investment objective was updated as follows:
The Fund seeks to provide investment results that correspond to the total return performance of publicly traded common stocks in the aggregate as represented by the S&P 500 Index.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

* The “S&P 500 Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by MassMutual. S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by MassMutual. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.
MM202912-309770	PAGE 3	TSR-AR-ITHW1

MM S&P 500® Index Fund
Administrative Class | MIEYX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MM S&P 500® Index Fund* (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$53	0.49%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the S&P 500® Index:
• Fund performance was largely driven by the performance of a small number of  mega-capitalization stocks
• The performance from the technology sector was highly favorable to the Fund’s returns
• The communication services and financials sectors were other strong positive contributors
Top detractors to the Fund’s performance relative to the S&P 500 Index:
• Detractors to Fund performance were mainly in the healthcare sector
• The materials and real estate sectors were other detractors
MM202912-309770	PAGE 1	TSR-AR-ITHW3

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	16.96	15.91	14.77
S&P 500 Index	17.60	16.47	15.30
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$2,247.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	506
Total Advisory Fees Paid During the Reporting Period	$2,252,423
Portfolio Turnover Rate	5%
MM202912-309770	PAGE 2	TSR-AR-ITHW3

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	8.0%
Microsoft Corp.	6.7%
Apple, Inc.	6.6%
Amazon.com, Inc.	3.7%
Meta Platforms, Inc. Class A	2.8%
Broadcom, Inc.	2.7%
Alphabet, Inc. Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc. Class C	2.0%
Berkshire Hathaway, Inc. Class B	1.6%

Sectors (% of Total Investments)
Information Technology	34.7%
Financials	13.5%
Consumer Discretionary	10.5%
Communication Services	10.1%
Health Care	8.9%
Industrials	8.3%
Consumer Staples	4.9%
Energy	2.9%
Utilities	2.4%
Real Estate	1.9%
Materials	1.8%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective April 25, 2025, BlackRock Investment Management, LLC replaced Northern Trust Investments, Inc. as subadviser of the Fund. At the same time, the Fund’s investment objective was updated as follows:
The Fund seeks to provide investment results that correspond to the total return performance of publicly traded common stocks in the aggregate as represented by the S&P 500 Index.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

* The “S&P 500 Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by MassMutual. S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by MassMutual. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.
MM202912-309770	PAGE 3	TSR-AR-ITHW3

MM S&P 500® Index Fund
Class R4 | MIEAX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MM S&P 500® Index Fund* (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$69	0.64%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the S&P 500® Index:
• Fund performance was largely driven by the performance of a small number of  mega-capitalization stocks
• The performance from the technology sector was highly favorable to the Fund’s returns
• The communication services and financials sectors were other strong positive contributors
Top detractors to the Fund’s performance relative to the S&P 500 Index:
• Detractors to Fund performance were mainly in the healthcare sector
• The materials and real estate sectors were other detractors
MM202912-309770	PAGE 1	TSR-AR-ITHW2

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	16.78	15.73	14.59
S&P 500 Index	17.60	16.47	15.30
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$2,247.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	506
Total Advisory Fees Paid During the Reporting Period	$2,252,423
Portfolio Turnover Rate	5%
MM202912-309770	PAGE 2	TSR-AR-ITHW2

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	8.0%
Microsoft Corp.	6.7%
Apple, Inc.	6.6%
Amazon.com, Inc.	3.7%
Meta Platforms, Inc. Class A	2.8%
Broadcom, Inc.	2.7%
Alphabet, Inc. Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc. Class C	2.0%
Berkshire Hathaway, Inc. Class B	1.6%

Sectors (% of Total Investments)
Information Technology	34.7%
Financials	13.5%
Consumer Discretionary	10.5%
Communication Services	10.1%
Health Care	8.9%
Industrials	8.3%
Consumer Staples	4.9%
Energy	2.9%
Utilities	2.4%
Real Estate	1.9%
Materials	1.8%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective April 25, 2025, BlackRock Investment Management, LLC replaced Northern Trust Investments, Inc. as subadviser of the Fund. At the same time, the Fund’s investment objective was updated as follows:
The Fund seeks to provide investment results that correspond to the total return performance of publicly traded common stocks in the aggregate as represented by the S&P 500 Index.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

* The “S&P 500 Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by MassMutual. S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by MassMutual. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.
MM202912-309770	PAGE 3	TSR-AR-ITHW2

MM S&P 500® Index Fund
Class A | MMFFX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MM S&P 500® Index Fund* (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$80	0.74%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the S&P 500® Index:
• Fund performance was largely driven by the performance of a small number of  mega-capitalization stocks
• The performance from the technology sector was highly favorable to the Fund’s returns
• The communication services and financials sectors were other strong positive contributors
Top detractors to the Fund’s performance relative to the S&P 500 Index:
• Detractors to Fund performance were mainly in the healthcare sector
• The materials and real estate sectors were other detractors
MM202912-309770	PAGE 1	TSR-AR-ITHWH

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class A - without sales charge	16.72	15.62	14.48
Class A - with maximum sales charge	10.30	14.32	13.83
S&P 500 Index	17.60	16.47	15.30
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$2,247.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	506
Total Advisory Fees Paid During the Reporting Period	$2,252,423
Portfolio Turnover Rate	5%
MM202912-309770	PAGE 2	TSR-AR-ITHWH

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	8.0%
Microsoft Corp.	6.7%
Apple, Inc.	6.6%
Amazon.com, Inc.	3.7%
Meta Platforms, Inc. Class A	2.8%
Broadcom, Inc.	2.7%
Alphabet, Inc. Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc. Class C	2.0%
Berkshire Hathaway, Inc. Class B	1.6%

Sectors (% of Total Investments)
Information Technology	34.7%
Financials	13.5%
Consumer Discretionary	10.5%
Communication Services	10.1%
Health Care	8.9%
Industrials	8.3%
Consumer Staples	4.9%
Energy	2.9%
Utilities	2.4%
Real Estate	1.9%
Materials	1.8%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective April 25, 2025, BlackRock Investment Management, LLC replaced Northern Trust Investments, Inc. as subadviser of the Fund. At the same time, the Fund’s investment objective was updated as follows:
The Fund seeks to provide investment results that correspond to the total return performance of publicly traded common stocks in the aggregate as represented by the S&P 500 Index.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

* The “S&P 500 Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by MassMutual. S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by MassMutual. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.
MM202912-309770	PAGE 3	TSR-AR-ITHWH

MM S&P 500® Index Fund
Class R3 | MMINX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MM S&P 500® Index Fund* (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$96	0.89%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the S&P 500® Index:
• Fund performance was largely driven by the performance of a small number of  mega-capitalization stocks
• The performance from the technology sector was highly favorable to the Fund’s returns
• The communication services and financials sectors were other strong positive contributors
Top detractors to the Fund’s performance relative to the S&P 500 Index:
• Detractors to Fund performance were mainly in the healthcare sector
• The materials and real estate sectors were other detractors
MM202912-309770	PAGE 1	TSR-AR-ITHW5

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	16.49	15.43	14.30
S&P 500 Index	17.60	16.47	15.30
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$2,247.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	506
Total Advisory Fees Paid During the Reporting Period	$2,252,423
Portfolio Turnover Rate	5%
MM202912-309770	PAGE 2	TSR-AR-ITHW5

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	8.0%
Microsoft Corp.	6.7%
Apple, Inc.	6.6%
Amazon.com, Inc.	3.7%
Meta Platforms, Inc. Class A	2.8%
Broadcom, Inc.	2.7%
Alphabet, Inc. Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc. Class C	2.0%
Berkshire Hathaway, Inc. Class B	1.6%

Sectors (% of Total Investments)
Information Technology	34.7%
Financials	13.5%
Consumer Discretionary	10.5%
Communication Services	10.1%
Health Care	8.9%
Industrials	8.3%
Consumer Staples	4.9%
Energy	2.9%
Utilities	2.4%
Real Estate	1.9%
Materials	1.8%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective April 25, 2025, BlackRock Investment Management, LLC replaced Northern Trust Investments, Inc. as subadviser of the Fund. At the same time, the Fund’s investment objective was updated as follows:
The Fund seeks to provide investment results that correspond to the total return performance of publicly traded common stocks in the aggregate as represented by the S&P 500 Index.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

* The “S&P 500 Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by MassMutual. S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by MassMutual. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.
MM202912-309770	PAGE 3	TSR-AR-ITHW5

MassMutual Blue Chip Growth Fund
Class I | MBCZX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Blue Chip Growth Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$73	0.65%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• Stock selection within the consumer discretionary sector
• An overweight allocation to the communication services sector
• An underweight allocation to the consumer staples sector
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• Stock selection within the health care sector
• An underweight allocation to the information technology sector
• An overweight allocation to the health care sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITOCI

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class I - without sales charge	24.23	14.70	17.22
Russell 3000 Index	17.41	15.74	14.71
Russell 1000 Growth Index	25.53	17.58	18.83
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$2,184.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	90
Total Advisory Fees Paid During the Reporting Period	$14,428,916
Portfolio Turnover Rate	14%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	13.5%
Microsoft Corp.	9.3%
Meta Platforms, Inc. Class A	6.8%
Amazon.com, Inc.	5.6%
Tesla, Inc.	5.5%
Apple, Inc.	4.9%
Netflix, Inc.	4.4%
Oracle Corp.	3.9%
Visa, Inc. Class A	3.7%
Alphabet, Inc. Class A	3.7%

Sectors (% of Total Investments)
Information Technology	42.0%
Communication Services	18.5%
Consumer Discretionary	16.1%
Financials	7.7%
Health Care	7.4%
Industrials	4.6%
Consumer Staples	1.5%
Exchange-Traded Funds	0.6%
Materials	0.4%
Utilities	0.3%
Retail	0.1%
MM202912-309770	PAGE 2	TSR-AR-ITOCI

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITOCI

MassMutual Blue Chip Growth Fund
Class R5 | MBCSX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Blue Chip Growth Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$85	0.76%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• Stock selection within the consumer discretionary sector
• An overweight allocation to the communication services sector
• An underweight allocation to the consumer staples sector
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• Stock selection within the health care sector
• An underweight allocation to the information technology sector
• An overweight allocation to the health care sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITOC1

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	24.11	14.59	17.10
Russell 3000 Index	17.41	15.74	14.71
Russell 1000 Growth Index	25.53	17.58	18.83
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$2,184.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	90
Total Advisory Fees Paid During the Reporting Period	$14,428,916
Portfolio Turnover Rate	14%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	13.5%
Microsoft Corp.	9.3%
Meta Platforms, Inc. Class A	6.8%
Amazon.com, Inc.	5.6%
Tesla, Inc.	5.5%
Apple, Inc.	4.9%
Netflix, Inc.	4.4%
Oracle Corp.	3.9%
Visa, Inc. Class A	3.7%
Alphabet, Inc. Class A	3.7%

Sectors (% of Total Investments)
Information Technology	42.0%
Communication Services	18.5%
Consumer Discretionary	16.1%
Financials	7.7%
Health Care	7.4%
Industrials	4.6%
Consumer Staples	1.5%
Exchange-Traded Funds	0.6%
Materials	0.4%
Utilities	0.3%
Retail	0.1%
MM202912-309770	PAGE 2	TSR-AR-ITOC1

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITOC1

MassMutual Blue Chip Growth Fund
Service Class | MBCYX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Blue Chip Growth Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$96	0.86%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• Stock selection within the consumer discretionary sector
• An overweight allocation to the communication services sector
• An underweight allocation to the consumer staples sector
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• Stock selection within the health care sector
• An underweight allocation to the information technology sector
• An overweight allocation to the health care sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITOC3

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Service Class - without sales charge	23.98	14.48	16.98
Russell 3000 Index	17.41	15.74	14.71
Russell 1000 Growth Index	25.53	17.58	18.83
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$2,184.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	90
Total Advisory Fees Paid During the Reporting Period	$14,428,916
Portfolio Turnover Rate	14%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	13.5%
Microsoft Corp.	9.3%
Meta Platforms, Inc. Class A	6.8%
Amazon.com, Inc.	5.6%
Tesla, Inc.	5.5%
Apple, Inc.	4.9%
Netflix, Inc.	4.4%
Oracle Corp.	3.9%
Visa, Inc. Class A	3.7%
Alphabet, Inc. Class A	3.7%

Sectors (% of Total Investments)
Information Technology	42.0%
Communication Services	18.5%
Consumer Discretionary	16.1%
Financials	7.7%
Health Care	7.4%
Industrials	4.6%
Consumer Staples	1.5%
Exchange-Traded Funds	0.6%
Materials	0.4%
Utilities	0.3%
Retail	0.1%
MM202912-309770	PAGE 2	TSR-AR-ITOC3

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITOC3

MassMutual Blue Chip Growth Fund
Administrative Class | MBCLX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Blue Chip Growth Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$107	0.96%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• Stock selection within the consumer discretionary sector
• An overweight allocation to the communication services sector
• An underweight allocation to the consumer staples sector
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• Stock selection within the health care sector
• An underweight allocation to the information technology sector
• An overweight allocation to the health care sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITOC4

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	23.88	14.36	16.87
Russell 3000 Index	17.41	15.74	14.71
Russell 1000 Growth Index	25.53	17.58	18.83
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$2,184.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	90
Total Advisory Fees Paid During the Reporting Period	$14,428,916
Portfolio Turnover Rate	14%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	13.5%
Microsoft Corp.	9.3%
Meta Platforms, Inc. Class A	6.8%
Amazon.com, Inc.	5.6%
Tesla, Inc.	5.5%
Apple, Inc.	4.9%
Netflix, Inc.	4.4%
Oracle Corp.	3.9%
Visa, Inc. Class A	3.7%
Alphabet, Inc. Class A	3.7%

Sectors (% of Total Investments)
Information Technology	42.0%
Communication Services	18.5%
Consumer Discretionary	16.1%
Financials	7.7%
Health Care	7.4%
Industrials	4.6%
Consumer Staples	1.5%
Exchange-Traded Funds	0.6%
Materials	0.4%
Utilities	0.3%
Retail	0.1%
MM202912-309770	PAGE 2	TSR-AR-ITOC4

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITOC4

MassMutual Blue Chip Growth Fund
Class R4 | MBGFX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Blue Chip Growth Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$124	1.11%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• Stock selection within the consumer discretionary sector
• An overweight allocation to the communication services sector
• An underweight allocation to the consumer staples sector
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• Stock selection within the health care sector
• An underweight allocation to the information technology sector
• An overweight allocation to the health care sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITOCK

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	23.65	14.19	16.69
Russell 3000 Index	17.41	15.74	14.71
Russell 1000 Growth Index	25.53	17.58	18.83
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$2,184.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	90
Total Advisory Fees Paid During the Reporting Period	$14,428,916
Portfolio Turnover Rate	14%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	13.5%
Microsoft Corp.	9.3%
Meta Platforms, Inc. Class A	6.8%
Amazon.com, Inc.	5.6%
Tesla, Inc.	5.5%
Apple, Inc.	4.9%
Netflix, Inc.	4.4%
Oracle Corp.	3.9%
Visa, Inc. Class A	3.7%
Alphabet, Inc. Class A	3.7%

Sectors (% of Total Investments)
Information Technology	42.0%
Communication Services	18.5%
Consumer Discretionary	16.1%
Financials	7.7%
Health Care	7.4%
Industrials	4.6%
Consumer Staples	1.5%
Exchange-Traded Funds	0.6%
Materials	0.4%
Utilities	0.3%
Retail	0.1%
MM202912-309770	PAGE 2	TSR-AR-ITOCK

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITOCK

MassMutual Blue Chip Growth Fund
Class A | MBCGX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Blue Chip Growth Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$130	1.16%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• Stock selection within the consumer discretionary sector
• An overweight allocation to the communication services sector
• An underweight allocation to the consumer staples sector
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• Stock selection within the health care sector
• An underweight allocation to the information technology sector
• An overweight allocation to the health care sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITOC2

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class A - without sales charge	23.58	14.09	16.58
Class A - with maximum sales charge	16.78	12.81	15.92
Russell 3000 Index	17.41	15.74	14.71
Russell 1000 Growth Index	25.53	17.58	18.83
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$2,184.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	90
Total Advisory Fees Paid During the Reporting Period	$14,428,916
Portfolio Turnover Rate	14%
MM202912-309770	PAGE 2	TSR-AR-ITOC2

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	13.5%
Microsoft Corp.	9.3%
Meta Platforms, Inc. Class A	6.8%
Amazon.com, Inc.	5.6%
Tesla, Inc.	5.5%
Apple, Inc.	4.9%
Netflix, Inc.	4.4%
Oracle Corp.	3.9%
Visa, Inc. Class A	3.7%
Alphabet, Inc. Class A	3.7%

Sectors (% of Total Investments)
Information Technology	42.0%
Communication Services	18.5%
Consumer Discretionary	16.1%
Financials	7.7%
Health Care	7.4%
Industrials	4.6%
Consumer Staples	1.5%
Exchange-Traded Funds	0.6%
Materials	0.4%
Utilities	0.3%
Retail	0.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITOC2

MassMutual Blue Chip Growth Fund
Class R3 | MBCNX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Blue Chip Growth Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$151	1.35%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• Stock selection within the consumer discretionary sector
• An overweight allocation to the communication services sector
• An underweight allocation to the consumer staples sector
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• Stock selection within the health care sector
• An underweight allocation to the information technology sector
• An overweight allocation to the health care sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITOC5

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	23.31	13.90	16.40
Russell 3000 Index	17.41	15.74	14.71
Russell 1000 Growth Index	25.53	17.58	18.83
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$2,184.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	90
Total Advisory Fees Paid During the Reporting Period	$14,428,916
Portfolio Turnover Rate	14%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	13.5%
Microsoft Corp.	9.3%
Meta Platforms, Inc. Class A	6.8%
Amazon.com, Inc.	5.6%
Tesla, Inc.	5.5%
Apple, Inc.	4.9%
Netflix, Inc.	4.4%
Oracle Corp.	3.9%
Visa, Inc. Class A	3.7%
Alphabet, Inc. Class A	3.7%

Sectors (% of Total Investments)
Information Technology	42.0%
Communication Services	18.5%
Consumer Discretionary	16.1%
Financials	7.7%
Health Care	7.4%
Industrials	4.6%
Consumer Staples	1.5%
Exchange-Traded Funds	0.6%
Materials	0.4%
Utilities	0.3%
Retail	0.1%
MM202912-309770	PAGE 2	TSR-AR-ITOC5

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITOC5

MassMutual Blue Chip Growth Fund
Class Y | MMZMX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Blue Chip Growth Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$85	0.76%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• Stock selection within the consumer discretionary sector
• An overweight allocation to the communication services sector
• An underweight allocation to the consumer staples sector
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• Stock selection within the health care sector
• An underweight allocation to the information technology sector
• An overweight allocation to the health care sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 1, 2023 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITOCY

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	Since Inception (02/01/2023)
Class Y - without sales charge	24.11	31.35
Russell 3000 Index	17.41	22.44
Russell 1000 Growth Index	25.53	28.88
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$2,184.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	90
Total Advisory Fees Paid During the Reporting Period	$14,428,916
Portfolio Turnover Rate	14%
MM202912-309770	PAGE 2	TSR-AR-ITOCY

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	13.5%
Microsoft Corp.	9.3%
Meta Platforms, Inc. Class A	6.8%
Amazon.com, Inc.	5.6%
Tesla, Inc.	5.5%
Apple, Inc.	4.9%
Netflix, Inc.	4.4%
Oracle Corp.	3.9%
Visa, Inc. Class A	3.7%
Alphabet, Inc. Class A	3.7%

Sectors (% of Total Investments)
Information Technology	42.0%
Communication Services	18.5%
Consumer Discretionary	16.1%
Financials	7.7%
Health Care	7.4%
Industrials	4.6%
Consumer Staples	1.5%
Exchange-Traded Funds	0.6%
Materials	0.4%
Utilities	0.3%
Retail	0.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITOCY

MassMutual Mid Cap Growth Fund
Class I | MEFZX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$67	0.66%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell  MidCap® Growth Index:
• Stock selection within the energy sector
• Stock selection within the consumer staples sector
• An overweight allocation to the consumer discretionary sector
Top detractors to the Fund’s performance relative to the Russell  MidCap Growth Index:
• Stock selection within the health care sector
• Stock selection within the information technology sector
• Stock selection within the industrials sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITIK6

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class I - without sales charge	3.89	7.09	10.41
Russell 3000 Index	17.41	15.74	14.71
Russell Midcap Growth Index	22.02	11.26	13.37
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$3,796.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	190
Total Advisory Fees Paid During the Reporting Period	$28,508,581
Portfolio Turnover Rate	38%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Veeva Systems, Inc. Class A	2.1%
PTC, Inc.	1.7%
Hologic, Inc.	1.7%
Cheniere Energy, Inc.	1.7%
Alnylam Pharmaceuticals, Inc.	1.6%
Lattice Semiconductor Corp.	1.6%
Monolithic Power Systems, Inc.	1.6%
Hilton Worldwide Holdings, Inc.	1.5%
Agilent Technologies, Inc.	1.5%
Yum! Brands, Inc.	1.4%

Sectors (% of Total Investments)
Information Technology	21.7%
Health Care	19.1%
Industrials	17.2%
Consumer Discretionary	15.7%
Financials	7.9%
Communication Services	4.4%
Energy	4.3%
Consumer Staples	3.4%
Materials	2.8%
Real Estate	0.8%
Utilities	0.7%
MM202912-309770	PAGE 2	TSR-AR-ITIK6

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITIK6

MassMutual Mid Cap Growth Fund
Class R5 | MGRFX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$77	0.76%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell  MidCap® Growth Index:
• Stock selection within the energy sector
• Stock selection within the consumer staples sector
• An overweight allocation to the consumer discretionary sector
Top detractors to the Fund’s performance relative to the Russell  MidCap Growth Index:
• Stock selection within the health care sector
• Stock selection within the information technology sector
• Stock selection within the industrials sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITIK1

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	3.79	6.99	10.30
Russell 3000 Index	17.41	15.74	14.71
Russell Midcap Growth Index	22.02	11.26	13.37
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$3,796.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	190
Total Advisory Fees Paid During the Reporting Period	$28,508,581
Portfolio Turnover Rate	38%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Veeva Systems, Inc. Class A	2.1%
PTC, Inc.	1.7%
Hologic, Inc.	1.7%
Cheniere Energy, Inc.	1.7%
Alnylam Pharmaceuticals, Inc.	1.6%
Lattice Semiconductor Corp.	1.6%
Monolithic Power Systems, Inc.	1.6%
Hilton Worldwide Holdings, Inc.	1.5%
Agilent Technologies, Inc.	1.5%
Yum! Brands, Inc.	1.4%

Sectors (% of Total Investments)
Information Technology	21.7%
Health Care	19.1%
Industrials	17.2%
Consumer Discretionary	15.7%
Financials	7.9%
Communication Services	4.4%
Energy	4.3%
Consumer Staples	3.4%
Materials	2.8%
Real Estate	0.8%
Utilities	0.7%
MM202912-309770	PAGE 2	TSR-AR-ITIK1

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITIK1

MassMutual Mid Cap Growth Fund
Service Class | MEFYX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$88	0.86%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell  MidCap® Growth Index:
• Stock selection within the energy sector
• Stock selection within the consumer staples sector
• An overweight allocation to the consumer discretionary sector
Top detractors to the Fund’s performance relative to the Russell  MidCap Growth Index:
• Stock selection within the health care sector
• Stock selection within the information technology sector
• Stock selection within the industrials sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITIK3

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Service Class - without sales charge	3.67	6.88	10.20
Russell 3000 Index	17.41	15.74	14.71
Russell Midcap Growth Index	22.02	11.26	13.37
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$3,796.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	190
Total Advisory Fees Paid During the Reporting Period	$28,508,581
Portfolio Turnover Rate	38%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Veeva Systems, Inc. Class A	2.1%
PTC, Inc.	1.7%
Hologic, Inc.	1.7%
Cheniere Energy, Inc.	1.7%
Alnylam Pharmaceuticals, Inc.	1.6%
Lattice Semiconductor Corp.	1.6%
Monolithic Power Systems, Inc.	1.6%
Hilton Worldwide Holdings, Inc.	1.5%
Agilent Technologies, Inc.	1.5%
Yum! Brands, Inc.	1.4%

Sectors (% of Total Investments)
Information Technology	21.7%
Health Care	19.1%
Industrials	17.2%
Consumer Discretionary	15.7%
Financials	7.9%
Communication Services	4.4%
Energy	4.3%
Consumer Staples	3.4%
Materials	2.8%
Real Estate	0.8%
Utilities	0.7%
MM202912-309770	PAGE 2	TSR-AR-ITIK3

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITIK3

MassMutual Mid Cap Growth Fund
Administrative Class | MMELX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$98	0.96%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell  MidCap® Growth Index:
• Stock selection within the energy sector
• Stock selection within the consumer staples sector
• An overweight allocation to the consumer discretionary sector
Top detractors to the Fund’s performance relative to the Russell  MidCap Growth Index:
• Stock selection within the health care sector
• Stock selection within the information technology sector
• Stock selection within the industrials sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITIK4

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	3.61	6.78	10.09
Russell 3000 Index	17.41	15.74	14.71
Russell Midcap Growth Index	22.02	11.26	13.37
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$3,796.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	190
Total Advisory Fees Paid During the Reporting Period	$28,508,581
Portfolio Turnover Rate	38%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Veeva Systems, Inc. Class A	2.1%
PTC, Inc.	1.7%
Hologic, Inc.	1.7%
Cheniere Energy, Inc.	1.7%
Alnylam Pharmaceuticals, Inc.	1.6%
Lattice Semiconductor Corp.	1.6%
Monolithic Power Systems, Inc.	1.6%
Hilton Worldwide Holdings, Inc.	1.5%
Agilent Technologies, Inc.	1.5%
Yum! Brands, Inc.	1.4%

Sectors (% of Total Investments)
Information Technology	21.7%
Health Care	19.1%
Industrials	17.2%
Consumer Discretionary	15.7%
Financials	7.9%
Communication Services	4.4%
Energy	4.3%
Consumer Staples	3.4%
Materials	2.8%
Real Estate	0.8%
Utilities	0.7%
MM202912-309770	PAGE 2	TSR-AR-ITIK4

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITIK4

MassMutual Mid Cap Growth Fund
Class R4 | MEFFX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$113	1.11%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell  MidCap® Growth Index:
• Stock selection within the energy sector
• Stock selection within the consumer staples sector
• An overweight allocation to the consumer discretionary sector
Top detractors to the Fund’s performance relative to the Russell  MidCap Growth Index:
• Stock selection within the health care sector
• Stock selection within the information technology sector
• Stock selection within the industrials sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITIKK

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	3.40	6.61	9.92
Russell 3000 Index	17.41	15.74	14.71
Russell Midcap Growth Index	22.02	11.26	13.37
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$3,796.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	190
Total Advisory Fees Paid During the Reporting Period	$28,508,581
Portfolio Turnover Rate	38%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Veeva Systems, Inc. Class A	2.1%
PTC, Inc.	1.7%
Hologic, Inc.	1.7%
Cheniere Energy, Inc.	1.7%
Alnylam Pharmaceuticals, Inc.	1.6%
Lattice Semiconductor Corp.	1.6%
Monolithic Power Systems, Inc.	1.6%
Hilton Worldwide Holdings, Inc.	1.5%
Agilent Technologies, Inc.	1.5%
Yum! Brands, Inc.	1.4%

Sectors (% of Total Investments)
Information Technology	21.7%
Health Care	19.1%
Industrials	17.2%
Consumer Discretionary	15.7%
Financials	7.9%
Communication Services	4.4%
Energy	4.3%
Consumer Staples	3.4%
Materials	2.8%
Real Estate	0.8%
Utilities	0.7%
MM202912-309770	PAGE 2	TSR-AR-ITIKK

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITIKK

MassMutual Mid Cap Growth Fund
Class A | MEFAX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$118	1.16%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell  MidCap® Growth Index:
• Stock selection within the energy sector
• Stock selection within the consumer staples sector
• An overweight allocation to the consumer discretionary sector
Top detractors to the Fund’s performance relative to the Russell  MidCap Growth Index:
• Stock selection within the health care sector
• Stock selection within the information technology sector
• Stock selection within the industrials sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITIK2

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class A - without sales charge	3.39	6.53	9.82
Class A - with maximum sales charge	-2.29	5.33	9.20
Russell 3000 Index	17.41	15.74	14.71
Russell Midcap Growth Index	22.02	11.26	13.37
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$3,796.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	190
Total Advisory Fees Paid During the Reporting Period	$28,508,581
Portfolio Turnover Rate	38%
MM202912-309770	PAGE 2	TSR-AR-ITIK2

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Veeva Systems, Inc. Class A	2.1%
PTC, Inc.	1.7%
Hologic, Inc.	1.7%
Cheniere Energy, Inc.	1.7%
Alnylam Pharmaceuticals, Inc.	1.6%
Lattice Semiconductor Corp.	1.6%
Monolithic Power Systems, Inc.	1.6%
Hilton Worldwide Holdings, Inc.	1.5%
Agilent Technologies, Inc.	1.5%
Yum! Brands, Inc.	1.4%

Sectors (% of Total Investments)
Information Technology	21.7%
Health Care	19.1%
Industrials	17.2%
Consumer Discretionary	15.7%
Financials	7.9%
Communication Services	4.4%
Energy	4.3%
Consumer Staples	3.4%
Materials	2.8%
Real Estate	0.8%
Utilities	0.7%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITIK2

MassMutual Mid Cap Growth Fund
Class R3 | MEFNX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$138	1.36%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell  MidCap® Growth Index:
• Stock selection within the energy sector
• Stock selection within the consumer staples sector
• An overweight allocation to the consumer discretionary sector
Top detractors to the Fund’s performance relative to the Russell  MidCap Growth Index:
• Stock selection within the health care sector
• Stock selection within the information technology sector
• Stock selection within the industrials sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITIK5

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	3.17	6.35	9.65
Russell 3000 Index	17.41	15.74	14.71
Russell Midcap Growth Index	22.02	11.26	13.37
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$3,796.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	190
Total Advisory Fees Paid During the Reporting Period	$28,508,581
Portfolio Turnover Rate	38%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Veeva Systems, Inc. Class A	2.1%
PTC, Inc.	1.7%
Hologic, Inc.	1.7%
Cheniere Energy, Inc.	1.7%
Alnylam Pharmaceuticals, Inc.	1.6%
Lattice Semiconductor Corp.	1.6%
Monolithic Power Systems, Inc.	1.6%
Hilton Worldwide Holdings, Inc.	1.5%
Agilent Technologies, Inc.	1.5%
Yum! Brands, Inc.	1.4%

Sectors (% of Total Investments)
Information Technology	21.7%
Health Care	19.1%
Industrials	17.2%
Consumer Discretionary	15.7%
Financials	7.9%
Communication Services	4.4%
Energy	4.3%
Consumer Staples	3.4%
Materials	2.8%
Real Estate	0.8%
Utilities	0.7%
MM202912-309770	PAGE 2	TSR-AR-ITIK5

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITIK5

MassMutual Mid Cap Growth Fund
Class Y | MMNGX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$77	0.76%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell  MidCap® Growth Index:
• Stock selection within the energy sector
• Stock selection within the consumer staples sector
• An overweight allocation to the consumer discretionary sector
Top detractors to the Fund’s performance relative to the Russell  MidCap Growth Index:
• Stock selection within the health care sector
• Stock selection within the information technology sector
• Stock selection within the industrials sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 1, 2023 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITIKY

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	Since Inception (02/01/2023)
Class Y - without sales charge	3.79	8.63
Russell 3000 Index	17.41	22.44
Russell Midcap Growth Index	22.02	21.62
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$3,796.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	190
Total Advisory Fees Paid During the Reporting Period	$28,508,581
Portfolio Turnover Rate	38%
MM202912-309770	PAGE 2	TSR-AR-ITIKY

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Veeva Systems, Inc. Class A	2.1%
PTC, Inc.	1.7%
Hologic, Inc.	1.7%
Cheniere Energy, Inc.	1.7%
Alnylam Pharmaceuticals, Inc.	1.6%
Lattice Semiconductor Corp.	1.6%
Monolithic Power Systems, Inc.	1.6%
Hilton Worldwide Holdings, Inc.	1.5%
Agilent Technologies, Inc.	1.5%
Yum! Brands, Inc.	1.4%

Sectors (% of Total Investments)
Information Technology	21.7%
Health Care	19.1%
Industrials	17.2%
Consumer Discretionary	15.7%
Financials	7.9%
Communication Services	4.4%
Energy	4.3%
Consumer Staples	3.4%
Materials	2.8%
Real Estate	0.8%
Utilities	0.7%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITIKY

MassMutual Small Cap Growth Equity Fund
Class I | MSGZX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Small Cap Growth Equity Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$91	0.88%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 2000® Growth Index:
• An overweight position in the industrials sector
• An underweight allocation to the health care sector
• Strong stock selection in the utilities sector
• Strong stock selection in the energy sector
Top detractors to the Fund’s performance relative to the Russell 2000 Growth Index:
• Stock selection within the industrials sector
• Stock selection within the consumer discretionary sector
• An overweight allocation to the real estate sector
• An underweight allocation to the information technology sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGK6

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class I - without sales charge	6.28	8.58	11.49
Russell 3000 Index	17.41	15.74	14.71
Russell 2000 Growth Index	13.56	8.41	9.91
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$564.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	247
Total Advisory Fees Paid During the Reporting Period	$5,096,792
Portfolio Turnover Rate	76%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
SiTime Corp.	1.7%
Insmed, Inc.	1.4%
Curtiss-Wright Corp.	1.3%
StepStone Group, Inc. Class A	1.3%
Verra Mobility Corp.	1.1%
ESCO Technologies, Inc.	1.0%
Fabrinet	1.0%
Ollie’s Bargain Outlet Holdings, Inc.	1.0%
Advanced Energy Industries, Inc.	1.0%
PJT Partners, Inc. Class A	0.9%

Sectors (% of Total Investments)
Industrials	25.6%
Health Care	18.7%
Information Technology	18.2%
Financials	12.6%
Consumer Discretionary	10.7%
Real Estate	2.9%
Energy	2.7%
Materials	1.9%
Utilities	1.5%
Consumer Staples	1.4%
Communication Services	1.2%
Exchange-Traded Funds	1.1%
MM202912-309770	PAGE 2	TSR-AR-ITGK6

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGK6

MassMutual Small Cap Growth Equity Fund
Class R5 | MSGSX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Small Cap Growth Equity Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$101	0.98%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 2000® Growth Index:
• An overweight position in the industrials sector
• An underweight allocation to the health care sector
• Strong stock selection in the utilities sector
• Strong stock selection in the energy sector
Top detractors to the Fund’s performance relative to the Russell 2000 Growth Index:
• Stock selection within the industrials sector
• Stock selection within the consumer discretionary sector
• An overweight allocation to the real estate sector
• An underweight allocation to the information technology sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGK1

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	6.19	8.48	11.39
Russell 3000 Index	17.41	15.74	14.71
Russell 2000 Growth Index	13.56	8.41	9.91
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$564.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	247
Total Advisory Fees Paid During the Reporting Period	$5,096,792
Portfolio Turnover Rate	76%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
SiTime Corp.	1.7%
Insmed, Inc.	1.4%
Curtiss-Wright Corp.	1.3%
StepStone Group, Inc. Class A	1.3%
Verra Mobility Corp.	1.1%
ESCO Technologies, Inc.	1.0%
Fabrinet	1.0%
Ollie’s Bargain Outlet Holdings, Inc.	1.0%
Advanced Energy Industries, Inc.	1.0%
PJT Partners, Inc. Class A	0.9%

Sectors (% of Total Investments)
Industrials	25.6%
Health Care	18.7%
Information Technology	18.2%
Financials	12.6%
Consumer Discretionary	10.7%
Real Estate	2.9%
Energy	2.7%
Materials	1.9%
Utilities	1.5%
Consumer Staples	1.4%
Communication Services	1.2%
Exchange-Traded Funds	1.1%
MM202912-309770	PAGE 2	TSR-AR-ITGK1

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGK1

MassMutual Small Cap Growth Equity Fund
Service Class | MSCYX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Small Cap Growth Equity Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$111	1.08%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 2000® Growth Index:
• An overweight position in the industrials sector
• An underweight allocation to the health care sector
• Strong stock selection in the utilities sector
• Strong stock selection in the energy sector
Top detractors to the Fund’s performance relative to the Russell 2000 Growth Index:
• Stock selection within the industrials sector
• Stock selection within the consumer discretionary sector
• An overweight allocation to the real estate sector
• An underweight allocation to the information technology sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGK3

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Service Class - without sales charge	6.08	8.37	11.28
Russell 3000 Index	17.41	15.74	14.71
Russell 2000 Growth Index	13.56	8.41	9.91
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$564.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	247
Total Advisory Fees Paid During the Reporting Period	$5,096,792
Portfolio Turnover Rate	76%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
SiTime Corp.	1.7%
Insmed, Inc.	1.4%
Curtiss-Wright Corp.	1.3%
StepStone Group, Inc. Class A	1.3%
Verra Mobility Corp.	1.1%
ESCO Technologies, Inc.	1.0%
Fabrinet	1.0%
Ollie’s Bargain Outlet Holdings, Inc.	1.0%
Advanced Energy Industries, Inc.	1.0%
PJT Partners, Inc. Class A	0.9%

Sectors (% of Total Investments)
Industrials	25.6%
Health Care	18.7%
Information Technology	18.2%
Financials	12.6%
Consumer Discretionary	10.7%
Real Estate	2.9%
Energy	2.7%
Materials	1.9%
Utilities	1.5%
Consumer Staples	1.4%
Communication Services	1.2%
Exchange-Traded Funds	1.1%
MM202912-309770	PAGE 2	TSR-AR-ITGK3

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGK3

MassMutual Small Cap Growth Equity Fund
Administrative Class | MSGLX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Small Cap Growth Equity Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$122	1.18%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 2000® Growth Index:
• An overweight position in the industrials sector
• An underweight allocation to the health care sector
• Strong stock selection in the utilities sector
• Strong stock selection in the energy sector
Top detractors to the Fund’s performance relative to the Russell 2000 Growth Index:
• Stock selection within the industrials sector
• Stock selection within the consumer discretionary sector
• An overweight allocation to the real estate sector
• An underweight allocation to the information technology sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGK4

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	5.98	8.26	11.16
Russell 3000 Index	17.41	15.74	14.71
Russell 2000 Growth Index	13.56	8.41	9.91
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$564.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	247
Total Advisory Fees Paid During the Reporting Period	$5,096,792
Portfolio Turnover Rate	76%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
SiTime Corp.	1.7%
Insmed, Inc.	1.4%
Curtiss-Wright Corp.	1.3%
StepStone Group, Inc. Class A	1.3%
Verra Mobility Corp.	1.1%
ESCO Technologies, Inc.	1.0%
Fabrinet	1.0%
Ollie’s Bargain Outlet Holdings, Inc.	1.0%
Advanced Energy Industries, Inc.	1.0%
PJT Partners, Inc. Class A	0.9%

Sectors (% of Total Investments)
Industrials	25.6%
Health Care	18.7%
Information Technology	18.2%
Financials	12.6%
Consumer Discretionary	10.7%
Real Estate	2.9%
Energy	2.7%
Materials	1.9%
Utilities	1.5%
Consumer Staples	1.4%
Communication Services	1.2%
Exchange-Traded Funds	1.1%
MM202912-309770	PAGE 2	TSR-AR-ITGK4

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGK4

MassMutual Small Cap Growth Equity Fund
Class R4 | MSERX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Small Cap Growth Equity Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$137	1.33%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 2000® Growth Index:
• An overweight position in the industrials sector
• An underweight allocation to the health care sector
• Strong stock selection in the utilities sector
• Strong stock selection in the energy sector
Top detractors to the Fund’s performance relative to the Russell 2000 Growth Index:
• Stock selection within the industrials sector
• Stock selection within the consumer discretionary sector
• An overweight allocation to the real estate sector
• An underweight allocation to the information technology sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGKK

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	5.85	8.10	11.00
Russell 3000 Index	17.41	15.74	14.71
Russell 2000 Growth Index	13.56	8.41	9.91
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$564.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	247
Total Advisory Fees Paid During the Reporting Period	$5,096,792
Portfolio Turnover Rate	76%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
SiTime Corp.	1.7%
Insmed, Inc.	1.4%
Curtiss-Wright Corp.	1.3%
StepStone Group, Inc. Class A	1.3%
Verra Mobility Corp.	1.1%
ESCO Technologies, Inc.	1.0%
Fabrinet	1.0%
Ollie’s Bargain Outlet Holdings, Inc.	1.0%
Advanced Energy Industries, Inc.	1.0%
PJT Partners, Inc. Class A	0.9%

Sectors (% of Total Investments)
Industrials	25.6%
Health Care	18.7%
Information Technology	18.2%
Financials	12.6%
Consumer Discretionary	10.7%
Real Estate	2.9%
Energy	2.7%
Materials	1.9%
Utilities	1.5%
Consumer Staples	1.4%
Communication Services	1.2%
Exchange-Traded Funds	1.1%
MM202912-309770	PAGE 2	TSR-AR-ITGKK

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGKK

MassMutual Small Cap Growth Equity Fund
Class A | MMGEX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Small Cap Growth Equity Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$142	1.38%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 2000® Growth Index:
• An overweight position in the industrials sector
• An underweight allocation to the health care sector
• Strong stock selection in the utilities sector
• Strong stock selection in the energy sector
Top detractors to the Fund’s performance relative to the Russell 2000 Growth Index:
• Stock selection within the industrials sector
• Stock selection within the consumer discretionary sector
• An overweight allocation to the real estate sector
• An underweight allocation to the information technology sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGK2

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class A - without sales charge	5.76	8.00	10.89
Class A - with maximum sales charge	-0.06	6.79	10.27
Russell 3000 Index	17.41	15.74	14.71
Russell 2000 Growth Index	13.56	8.41	9.91
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$564.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	247
Total Advisory Fees Paid During the Reporting Period	$5,096,792
Portfolio Turnover Rate	76%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
SiTime Corp.	1.7%
Insmed, Inc.	1.4%
Curtiss-Wright Corp.	1.3%
StepStone Group, Inc. Class A	1.3%
Verra Mobility Corp.	1.1%
ESCO Technologies, Inc.	1.0%
Fabrinet	1.0%
Ollie’s Bargain Outlet Holdings, Inc.	1.0%
Advanced Energy Industries, Inc.	1.0%
PJT Partners, Inc. Class A	0.9%

Sectors (% of Total Investments)
Industrials	25.6%
Health Care	18.7%
Information Technology	18.2%
Financials	12.6%
Consumer Discretionary	10.7%
Real Estate	2.9%
Energy	2.7%
Materials	1.9%
Utilities	1.5%
Consumer Staples	1.4%
Communication Services	1.2%
Exchange-Traded Funds	1.1%
MM202912-309770	PAGE 2	TSR-AR-ITGK2

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGK2

MassMutual Small Cap Growth Equity Fund
Class R3 | MSGNX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Small Cap Growth Equity Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$162	1.58%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 2000® Growth Index:
• An overweight position in the industrials sector
• An underweight allocation to the health care sector
• Strong stock selection in the utilities sector
• Strong stock selection in the energy sector
Top detractors to the Fund’s performance relative to the Russell 2000 Growth Index:
• Stock selection within the industrials sector
• Stock selection within the consumer discretionary sector
• An overweight allocation to the real estate sector
• An underweight allocation to the information technology sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGK5

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	5.58	7.83	10.73
Russell 3000 Index	17.41	15.74	14.71
Russell 2000 Growth Index	13.56	8.41	9.91
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$564.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	247
Total Advisory Fees Paid During the Reporting Period	$5,096,792
Portfolio Turnover Rate	76%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
SiTime Corp.	1.7%
Insmed, Inc.	1.4%
Curtiss-Wright Corp.	1.3%
StepStone Group, Inc. Class A	1.3%
Verra Mobility Corp.	1.1%
ESCO Technologies, Inc.	1.0%
Fabrinet	1.0%
Ollie’s Bargain Outlet Holdings, Inc.	1.0%
Advanced Energy Industries, Inc.	1.0%
PJT Partners, Inc. Class A	0.9%

Sectors (% of Total Investments)
Industrials	25.6%
Health Care	18.7%
Information Technology	18.2%
Financials	12.6%
Consumer Discretionary	10.7%
Real Estate	2.9%
Energy	2.7%
Materials	1.9%
Utilities	1.5%
Consumer Staples	1.4%
Communication Services	1.2%
Exchange-Traded Funds	1.1%
MM202912-309770	PAGE 2	TSR-AR-ITGK5

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGK5

MassMutual Small Cap Growth Equity Fund
Class Y | MMNJX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Small Cap Growth Equity Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$101	0.98%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 2000® Growth Index:
• An overweight position in the industrials sector
• An underweight allocation to the health care sector
• Strong stock selection in the utilities sector
• Strong stock selection in the energy sector
Top detractors to the Fund’s performance relative to the Russell 2000 Growth Index:
• Stock selection within the industrials sector
• Stock selection within the consumer discretionary sector
• An overweight allocation to the real estate sector
• An underweight allocation to the information technology sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 1, 2023 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGKY

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	Since Inception (02/01/2023)
Class Y - without sales charge	6.26	10.63
Russell 3000 Index	17.41	22.44
Russell 2000 Growth Index	13.56	18.60
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$564.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	247
Total Advisory Fees Paid During the Reporting Period	$5,096,792
Portfolio Turnover Rate	76%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
SiTime Corp.	1.7%
Insmed, Inc.	1.4%
Curtiss-Wright Corp.	1.3%
StepStone Group, Inc. Class A	1.3%
Verra Mobility Corp.	1.1%
ESCO Technologies, Inc.	1.0%
Fabrinet	1.0%
Ollie’s Bargain Outlet Holdings, Inc.	1.0%
Advanced Energy Industries, Inc.	1.0%
PJT Partners, Inc. Class A	0.9%

Sectors (% of Total Investments)
Industrials	25.6%
Health Care	18.7%
Information Technology	18.2%
Financials	12.6%
Consumer Discretionary	10.7%
Real Estate	2.9%
Energy	2.7%
Materials	1.9%
Utilities	1.5%
Consumer Staples	1.4%
Communication Services	1.2%
Exchange-Traded Funds	1.1%
MM202912-309770	PAGE 2	TSR-AR-ITGKY

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGKY

MassMutual Overseas Fund
Class I | MOSZX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Overseas Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$83	0.79%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the  MSCI EAFE Index:
• Stock selection in the consumer discretionary sector,
• Strong stock selection in the health care sector, and particularly Roche Holding AG
• An overweight allocation to the industrials sector
Top detractors to the Fund’s performance relative to the  MSCI EAFE Index:
• Stock selection and an underweight allocation to the  financials sector
• Stock selection within the consumer staples sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITLK6

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class I - without sales charge	11.24	11.01	8.10
MSCI EAFE Index	14.99	11.15	8.17
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$327.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	131
Total Advisory Fees Paid During the Reporting Period	$3,201,173
Portfolio Turnover Rate	25%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
BNP Paribas SA	2.1%
Cie Financiere Richemont SA Class A	2.0%
Roche Holding AG	2.0%
Schneider Electric SE	1.9%
Rolls-Royce Holdings PLC	1.9%
Air Liquide SA	1.9%
Novartis AG Registered	1.8%
SAP SE	1.7%
Capgemini SE	1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.6%

Sectors (% of Total Investments)
Industrials	21.2%
Financials	20.4%
Consumer Discretionary	15.1%
Health Care	10.4%
Information Technology	9.8%
Consumer Staples	9.6%
Materials	5.3%
Communication Services	2.9%
Energy	1.8%
Utilities	1.0%
Real Estate	0.3%

Largest Countries (% of Total Investments)
France	17.2%
Japan	15.2%
Germany	11.7%
United Kingdom	10.8%
United States	9.5%
Switzerland	4.6%
Italy	3.6%
Netherlands	3.3%
China	3.0%
Canada	2.2%
MM202912-309770	PAGE 2	TSR-AR-ITLK6

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITLK6

MassMutual Overseas Fund
Class R5 | MOSSX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Overseas Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$94	0.89%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the  MSCI EAFE Index:
• Stock selection in the consumer discretionary sector,
• Strong stock selection in the health care sector, and particularly Roche Holding AG
• An overweight allocation to the industrials sector
Top detractors to the Fund’s performance relative to the  MSCI EAFE Index:
• Stock selection and an underweight allocation to the  financials sector
• Stock selection within the consumer staples sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITLK1

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	11.17	10.92	8.00
MSCI EAFE Index	14.99	11.15	8.17
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$327.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	131
Total Advisory Fees Paid During the Reporting Period	$3,201,173
Portfolio Turnover Rate	25%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
BNP Paribas SA	2.1%
Cie Financiere Richemont SA Class A	2.0%
Roche Holding AG	2.0%
Schneider Electric SE	1.9%
Rolls-Royce Holdings PLC	1.9%
Air Liquide SA	1.9%
Novartis AG Registered	1.8%
SAP SE	1.7%
Capgemini SE	1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.6%

Sectors (% of Total Investments)
Industrials	21.2%
Financials	20.4%
Consumer Discretionary	15.1%
Health Care	10.4%
Information Technology	9.8%
Consumer Staples	9.6%
Materials	5.3%
Communication Services	2.9%
Energy	1.8%
Utilities	1.0%
Real Estate	0.3%

Largest Countries (% of Total Investments)
France	17.2%
Japan	15.2%
Germany	11.7%
United Kingdom	10.8%
United States	9.5%
Switzerland	4.6%
Italy	3.6%
Netherlands	3.3%
China	3.0%
Canada	2.2%
MM202912-309770	PAGE 2	TSR-AR-ITLK1

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITLK1

MassMutual Overseas Fund
Service Class | MOSYX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Overseas Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$104	0.99%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the  MSCI EAFE Index:
• Stock selection in the consumer discretionary sector,
• Strong stock selection in the health care sector, and particularly Roche Holding AG
• An overweight allocation to the industrials sector
Top detractors to the Fund’s performance relative to the  MSCI EAFE Index:
• Stock selection and an underweight allocation to the  financials sector
• Stock selection within the consumer staples sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITLK3

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Service Class - without sales charge	11.05	10.80	7.89
MSCI EAFE Index	14.99	11.15	8.17
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$327.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	131
Total Advisory Fees Paid During the Reporting Period	$3,201,173
Portfolio Turnover Rate	25%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
BNP Paribas SA	2.1%
Cie Financiere Richemont SA Class A	2.0%
Roche Holding AG	2.0%
Schneider Electric SE	1.9%
Rolls-Royce Holdings PLC	1.9%
Air Liquide SA	1.9%
Novartis AG Registered	1.8%
SAP SE	1.7%
Capgemini SE	1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.6%

Sectors (% of Total Investments)
Industrials	21.2%
Financials	20.4%
Consumer Discretionary	15.1%
Health Care	10.4%
Information Technology	9.8%
Consumer Staples	9.6%
Materials	5.3%
Communication Services	2.9%
Energy	1.8%
Utilities	1.0%
Real Estate	0.3%

Largest Countries (% of Total Investments)
France	17.2%
Japan	15.2%
Germany	11.7%
United Kingdom	10.8%
United States	9.5%
Switzerland	4.6%
Italy	3.6%
Netherlands	3.3%
China	3.0%
Canada	2.2%
MM202912-309770	PAGE 2	TSR-AR-ITLK3

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITLK3

MassMutual Overseas Fund
Administrative Class | MOSLX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Overseas Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$115	1.09%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the  MSCI EAFE Index:
• Stock selection in the consumer discretionary sector,
• Strong stock selection in the health care sector, and particularly Roche Holding AG
• An overweight allocation to the industrials sector
Top detractors to the Fund’s performance relative to the  MSCI EAFE Index:
• Stock selection and an underweight allocation to the  financials sector
• Stock selection within the consumer staples sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITLK4

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	10.86	10.67	7.77
MSCI EAFE Index	14.99	11.15	8.17
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$327.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	131
Total Advisory Fees Paid During the Reporting Period	$3,201,173
Portfolio Turnover Rate	25%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
BNP Paribas SA	2.1%
Cie Financiere Richemont SA Class A	2.0%
Roche Holding AG	2.0%
Schneider Electric SE	1.9%
Rolls-Royce Holdings PLC	1.9%
Air Liquide SA	1.9%
Novartis AG Registered	1.8%
SAP SE	1.7%
Capgemini SE	1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.6%

Sectors (% of Total Investments)
Industrials	21.2%
Financials	20.4%
Consumer Discretionary	15.1%
Health Care	10.4%
Information Technology	9.8%
Consumer Staples	9.6%
Materials	5.3%
Communication Services	2.9%
Energy	1.8%
Utilities	1.0%
Real Estate	0.3%

Largest Countries (% of Total Investments)
France	17.2%
Japan	15.2%
Germany	11.7%
United Kingdom	10.8%
United States	9.5%
Switzerland	4.6%
Italy	3.6%
Netherlands	3.3%
China	3.0%
Canada	2.2%
MM202912-309770	PAGE 2	TSR-AR-ITLK4

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITLK4

MassMutual Overseas Fund
Class R4 | MOSFX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Overseas Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$131	1.24%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the  MSCI EAFE Index:
• Stock selection in the consumer discretionary sector,
• Strong stock selection in the health care sector, and particularly Roche Holding AG
• An overweight allocation to the industrials sector
Top detractors to the Fund’s performance relative to the  MSCI EAFE Index:
• Stock selection and an underweight allocation to the  financials sector
• Stock selection within the consumer staples sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITLKK

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	10.72	10.50	7.60
MSCI EAFE Index	14.99	11.15	8.17
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$327.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	131
Total Advisory Fees Paid During the Reporting Period	$3,201,173
Portfolio Turnover Rate	25%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
BNP Paribas SA	2.1%
Cie Financiere Richemont SA Class A	2.0%
Roche Holding AG	2.0%
Schneider Electric SE	1.9%
Rolls-Royce Holdings PLC	1.9%
Air Liquide SA	1.9%
Novartis AG Registered	1.8%
SAP SE	1.7%
Capgemini SE	1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.6%

Sectors (% of Total Investments)
Industrials	21.2%
Financials	20.4%
Consumer Discretionary	15.1%
Health Care	10.4%
Information Technology	9.8%
Consumer Staples	9.6%
Materials	5.3%
Communication Services	2.9%
Energy	1.8%
Utilities	1.0%
Real Estate	0.3%

Largest Countries (% of Total Investments)
France	17.2%
Japan	15.2%
Germany	11.7%
United Kingdom	10.8%
United States	9.5%
Switzerland	4.6%
Italy	3.6%
Netherlands	3.3%
China	3.0%
Canada	2.2%
MM202912-309770	PAGE 2	TSR-AR-ITLKK

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITLKK

MassMutual Overseas Fund
Class A | MOSAX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Overseas Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$136	1.29%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the  MSCI EAFE Index:
• Stock selection in the consumer discretionary sector,
• Strong stock selection in the health care sector, and particularly Roche Holding AG
• An overweight allocation to the industrials sector
Top detractors to the Fund’s performance relative to the  MSCI EAFE Index:
• Stock selection and an underweight allocation to the  financials sector
• Stock selection within the consumer staples sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITLK2

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class A - without sales charge	10.58	10.42	7.51
Class A - with maximum sales charge	4.50	9.18	6.90
MSCI EAFE Index	14.99	11.15	8.17
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$327.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	131
Total Advisory Fees Paid During the Reporting Period	$3,201,173
Portfolio Turnover Rate	25%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
BNP Paribas SA	2.1%
Cie Financiere Richemont SA Class A	2.0%
Roche Holding AG	2.0%
Schneider Electric SE	1.9%
Rolls-Royce Holdings PLC	1.9%
Air Liquide SA	1.9%
Novartis AG Registered	1.8%
SAP SE	1.7%
Capgemini SE	1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.6%

Sectors (% of Total Investments)
Industrials	21.2%
Financials	20.4%
Consumer Discretionary	15.1%
Health Care	10.4%
Information Technology	9.8%
Consumer Staples	9.6%
Materials	5.3%
Communication Services	2.9%
Energy	1.8%
Utilities	1.0%
Real Estate	0.3%

Largest Countries (% of Total Investments)
France	17.2%
Japan	15.2%
Germany	11.7%
United Kingdom	10.8%
United States	9.5%
Switzerland	4.6%
Italy	3.6%
Netherlands	3.3%
China	3.0%
Canada	2.2%
MM202912-309770	PAGE 2	TSR-AR-ITLK2

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITLK2

MassMutual Overseas Fund
Class R3 | MOSNX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Overseas Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$157	1.49%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the  MSCI EAFE Index:
• Stock selection in the consumer discretionary sector,
• Strong stock selection in the health care sector, and particularly Roche Holding AG
• An overweight allocation to the industrials sector
Top detractors to the Fund’s performance relative to the  MSCI EAFE Index:
• Stock selection and an underweight allocation to the  financials sector
• Stock selection within the consumer staples sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2015 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITLK5

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	10.34	10.23	7.35
MSCI EAFE Index	14.99	11.15	8.17
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$327.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	131
Total Advisory Fees Paid During the Reporting Period	$3,201,173
Portfolio Turnover Rate	25%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
BNP Paribas SA	2.1%
Cie Financiere Richemont SA Class A	2.0%
Roche Holding AG	2.0%
Schneider Electric SE	1.9%
Rolls-Royce Holdings PLC	1.9%
Air Liquide SA	1.9%
Novartis AG Registered	1.8%
SAP SE	1.7%
Capgemini SE	1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.6%

Sectors (% of Total Investments)
Industrials	21.2%
Financials	20.4%
Consumer Discretionary	15.1%
Health Care	10.4%
Information Technology	9.8%
Consumer Staples	9.6%
Materials	5.3%
Communication Services	2.9%
Energy	1.8%
Utilities	1.0%
Real Estate	0.3%

Largest Countries (% of Total Investments)
France	17.2%
Japan	15.2%
Germany	11.7%
United Kingdom	10.8%
United States	9.5%
Switzerland	4.6%
Italy	3.6%
Netherlands	3.3%
China	3.0%
Canada	2.2%
MM202912-309770	PAGE 2	TSR-AR-ITLK5

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITLK5

MassMutual Overseas Fund
Class Y | MMOJX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the MassMutual Overseas Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$94	0.89%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the  MSCI EAFE Index:
• Stock selection in the consumer discretionary sector,
• Strong stock selection in the health care sector, and particularly Roche Holding AG
• An overweight allocation to the industrials sector
Top detractors to the Fund’s performance relative to the  MSCI EAFE Index:
• Stock selection and an underweight allocation to the  financials sector
• Stock selection within the consumer staples sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 1, 2023 through September 30, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITLKY

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	Since Inception (02/01/2023)
Class Y - without sales charge	11.07	10.35
MSCI EAFE Index	14.99	16.63
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$327.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	131
Total Advisory Fees Paid During the Reporting Period	$3,201,173
Portfolio Turnover Rate	25%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
BNP Paribas SA	2.1%
Cie Financiere Richemont SA Class A	2.0%
Roche Holding AG	2.0%
Schneider Electric SE	1.9%
Rolls-Royce Holdings PLC	1.9%
Air Liquide SA	1.9%
Novartis AG Registered	1.8%
SAP SE	1.7%
Capgemini SE	1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.6%

Sectors (% of Total Investments)
Industrials	21.2%
Financials	20.4%
Consumer Discretionary	15.1%
Health Care	10.4%
Information Technology	9.8%
Consumer Staples	9.6%
Materials	5.3%
Communication Services	2.9%
Energy	1.8%
Utilities	1.0%
Real Estate	0.3%

Largest Countries (% of Total Investments)
France	17.2%
Japan	15.2%
Germany	11.7%
United Kingdom	10.8%
United States	9.5%
Switzerland	4.6%
Italy	3.6%
Netherlands	3.3%
China	3.0%
Canada	2.2%
MM202912-309770	PAGE 2	TSR-AR-ITLKY

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit  https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITLKY

(b)	Not applicable.

Item 2. Code of Ethics.

As of September 30, 2025, the Registrant adopted a Code of Ethics that applies to the Principal Executive Officer, Principal Financial Officer, and other senior financial officers pursuant to the Sarbanes-Oxley Act of 2002. For the year ended September 30, 2025, there were no reportable amendments to any provision of the Code of Ethics and the Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code of Ethics. A copy of its Code of Ethics is filed with this Form N-CSR under Item 19(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that Nabil N. El-Hage, a member of the Audit Committee, is an audit committee financial expert as defined by the Securities and Exchange Commission (the “SEC”). Mr. El-Hage is “independent” as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services.

References below to Deloitte & Touche LLP include its affiliates where applicable.

(a)	AUDIT FEES: The aggregate fees billed to the Registrant for professional services rendered by its independent auditors, Deloitte & Touche LLP, for the audit of the Registrant’s annual financial statements for the fiscal years ended 2025 and 2024 were $1,317,634 and $1,595,084, respectively.

(b)	AUDIT-RELATED FEES: No such fees were billed to the Registrant by Deloitte & Touche LLP for the fiscal years ended 2025 and 2024. No such fees were billed to the Registrant’s adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant by Deloitte & Touche LLP* for the fiscal years ended 2025 and 2024.

(c)	TAX FEES: No such fees were billed to the Registrant by Deloitte & Touche LLP for the fiscal years ended 2025 and 2024. No such fees were billed to the Registrant’s adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant by Deloitte & Touche LLP* for the fiscal years ended 2025 and 2024.

(d)	ALL OTHER FEES: No such fees were billed to the Registrant by Deloitte & Touche LLP for the fiscal years ended 2025 and 2024. No such fees were billed to the Registrant’s adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant by Deloitte & Touche LLP* for the fiscal years ended 2025 and 2024.

(e)	(1) AUDIT COMMITTEE PRE-APPROVAL POLICY: All services to be performed for the Registrant by Deloitte & Touche LLP must be pre-approved by the audit committee. All services performed during the fiscal years ended 2025 and 2024 were pre-approved by the committee.

(2) Not applicable.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by Deloitte & Touche LLP for services rendered to the Registrant, the Registrant’s adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant, for the fiscal years ended 2025 and 2024 were $918,826 and $760,661, respectively.

*	Refers to fees that were required to be approved by the audit committee for services that relate directly to the operations and financial reporting of the Registrant.

(h)	The audit committee considers whether the provision of non-audit services by Deloitte & Touche LLP to the Registrant’s adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining Deloitte & Touche LLP’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Please see portfolio of investments contained in the financial statements filed under Item 7 of this form N-CSR.

(b)	Not applicable.

Please note the Annual Financial Statements and Other Information only contains Items 7-11 of Form N-CSR. All items required by Form N-CSR are filed with the Securities and Exchange Commission.
This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the applicable MassMutual Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

MassMutual Diversified Value Fund — Portfolio of Investments

September 30, 2025

	Number of Shares	Value
Equities — 99.1%
Common Stock — 99.1%
Communication Services — 7.8%
AT&T, Inc.	362,300	$10,231,352
Comcast Corp. Class A	150,000	4,713,000
Fox Corp. Class A	14,400	908,064
Match Group, Inc.	12,300	434,436
News Corp. Class A	19,100	586,561
Verizon Communications, Inc.	213,500	9,383,325
Walt Disney Co.	78,500	8,988,250
		35,244,988
Consumer Discretionary — 6.9%
ADT, Inc.	32,900	286,559
AutoNation, Inc. (a)	3,500	765,695
BorgWarner, Inc.	9,500	417,620
Darden Restaurants, Inc.	3,300	628,188
Dillard’s, Inc. Class A (b)	320	196,634
DR Horton, Inc.	8,300	1,406,601
eBay, Inc.	23,200	2,110,040
Expedia Group, Inc.	6,100	1,303,875
Ford Motor Co.	198,100	2,369,276
Gap, Inc.	17,500	374,325
General Motors Co.	49,100	2,993,627
Genuine Parts Co.	7,000	970,200
H&R Block, Inc.	5,900	298,363
Hasbro, Inc.	5,700	432,345
Lennar Corp. Class A	6,400	806,656
Lithia Motors, Inc.	1,320	417,120
LKQ Corp.	12,200	372,588
Lowe’s Cos., Inc.	31,100	7,815,741
MGM Resorts International (a)	13,600	471,376
Mohawk Industries, Inc. (a)	700	90,244
NVR, Inc. (a)	155	1,245,372
Penske Automotive Group, Inc.	3,300	573,903
PulteGroup, Inc.	11,200	1,479,856
Toll Brothers, Inc.	4,300	594,002
TopBuild Corp. (a)	1,430	558,930
Ulta Beauty, Inc. (a)	2,090	1,142,707
Williams-Sonoma, Inc.	5,900	1,153,155
		31,274,998
Consumer Staples — 6.4%
Albertsons Cos., Inc. Series 2025-4, Class A	28,300	495,533
Altria Group, Inc.	85,000	5,615,100
Coca-Cola Consolidated, Inc.	3,900	456,924
Dollar General Corp.	6,100	630,435

	Number of Shares	Value
Dollar Tree, Inc. (a)	8,900	$839,893
Hormel Foods Corp.	4,700	116,278
Ingredion, Inc.	3,200	390,752
J.M. Smucker Co.	1,200	130,320
Kenvue, Inc.	61,000	990,030
Keurig Dr. Pepper, Inc.	68,700	1,752,537
Kimberly-Clark Corp.	16,800	2,088,912
Kraft Heinz Co.	50,500	1,315,020
Kroger Co.	33,500	2,258,235
Molson Coors Beverage Co. Class B	8,900	402,725
Mondelez International, Inc. Class A	56,300	3,517,061
PepsiCo, Inc.	38,200	5,364,808
Sysco Corp.	24,600	2,025,564
Tyson Foods, Inc. Class A	14,600	792,780
		29,182,907
Energy — 6.8%
Antero Midstream Corp.	24,100	468,504
Antero Resources Corp. (a)	8,600	288,616
APA Corp.	10,000	242,800
Baker Hughes Co.	46,300	2,255,736
EOG Resources, Inc.	27,400	3,072,088
Exxon Mobil Corp.	119,100	13,428,525
HF Sinclair Corp.	9,500	497,230
Kinder Morgan, Inc.	111,400	3,153,734
Ovintiv, Inc.	12,900	520,902
Phillips 66	20,700	2,815,614
Range Resources Corp.	12,100	455,444
TechnipFMC PLC	18,100	714,045
Valero Energy Corp.	16,000	2,724,160
		30,637,398
Financials — 31.6%
Aflac, Inc.	23,100	2,580,270
Allstate Corp.	2,600	558,090
Ally Financial, Inc.	9,500	372,400
American Financial Group, Inc.	3,100	451,732
American International Group, Inc.	25,000	1,963,500
Ameriprise Financial, Inc.	4,010	1,969,913
Apollo Global Management, Inc.	19,700	2,625,419
Arch Capital Group Ltd.	13,000	1,179,490
Assurant, Inc.	2,200	476,520
Axis Capital Holdings Ltd.	3,500	335,300
Bank of America Corp.	254,600	13,134,814
Bank of New York Mellon Corp.	29,100	3,170,736
Carlyle Group, Inc.	15,100	946,770
Chubb Ltd.	16,900	4,770,025

The accompanying notes are an integral part of the financial statements.
1

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Cincinnati Financial Corp.	6,600	$1,043,460
Citigroup, Inc.	62,000	6,293,000
Citizens Financial Group, Inc.	15,800	839,928
Comerica, Inc.	3,400	232,968
Commerce Bancshares, Inc.	4,700	280,872
Corebridge Financial, Inc.	23,600	756,380
Corpay, Inc. (a)	2,500	720,150
Cullen/Frost Bankers, Inc.	1,800	228,186
East West Bancorp, Inc.	4,800	510,960
Equitable Holdings, Inc.	14,400	731,232
Everest Group Ltd.	1,900	665,437
Fidelity National Financial, Inc.	9,400	568,606
Fifth Third Bancorp	20,200	899,910
First Citizens BancShares, Inc. Class A	540	966,146
First Horizon Corp.	13,500	305,235
Globe Life, Inc.	900	128,673
Goldman Sachs Group, Inc.	12,390	9,866,777
Hartford Insurance Group, Inc.	12,000	1,600,680
Huntington Bancshares, Inc.	50,500	872,135
JP Morgan Chase & Co.	77,500	24,445,825
Loews Corp.	9,000	903,510
M&T Bank Corp.	4,900	968,338
Markel Group, Inc. (a)	465	888,782
MetLife, Inc.	29,800	2,454,626
Morgan Stanley	63,600	10,109,856
Northern Trust Corp.	8,300	1,117,180
Old Republic International Corp.	10,500	445,935
PNC Financial Services Group, Inc.	13,900	2,792,927
Popular, Inc.	700	88,907
Primerica, Inc.	1,500	416,385
Principal Financial Group, Inc.	9,600	795,936
Progressive Corp.	18,500	4,568,575
Prudential Financial, Inc.	13,200	1,369,368
Raymond James Financial, Inc.	8,800	1,518,880
Regions Financial Corp.	31,900	841,203
Reinsurance Group of America, Inc.	2,200	422,686
RenaissanceRe Holdings Ltd.	2,200	558,646
SEI Investments Co.	5,500	466,675
State Street Corp.	12,200	1,415,322
Stifel Financial Corp.	3,700	419,839
Synchrony Financial	16,600	1,179,430
T. Rowe Price Group, Inc.	8,000	821,120
Travelers Cos., Inc.	15,100	4,216,222
Truist Financial Corp.	34,400	1,572,768
Unum Group	7,100	552,238
US Bancorp	41,000	1,981,530
Voya Financial, Inc.	1,900	142,120

	Number of Shares	Value
W. R. Berkley Corp.	16,300	$1,248,906
Webster Financial Corp.	6,200	368,528
Wells Fargo & Co.	121,500	10,184,130
Western Alliance Bancorp	1,200	104,064
Willis Towers Watson PLC	3,840	1,326,528
Zions Bancorp NA	3,200	181,056
		142,933,755
Health Care — 16.4%
AbbVie, Inc.	35,700	8,265,978
Amgen, Inc.	22,000	6,208,400
Bio-Rad Laboratories, Inc. Class A (a) (b)	100	28,039
Cardinal Health, Inc.	10,100	1,585,296
Cencora, Inc.	9,800	3,062,794
Cigna Group	13,600	3,920,200
CVS Health Corp.	52,900	3,988,131
DaVita, Inc. (a)	3,800	504,906
Exelixis, Inc. (a)	13,700	565,810
GE HealthCare Technologies, Inc. (a)	12,800	961,280
Gilead Sciences, Inc.	49,700	5,516,700
Halozyme Therapeutics, Inc. (a)	5,100	374,034
HCA Healthcare, Inc.	14,030	5,979,586
Henry Schein, Inc. (a) (b)	6,100	404,857
Humana, Inc.	3,400	884,578
Jazz Pharmaceuticals PLC (a)	2,600	342,680
Johnson & Johnson	102,400	18,987,008
Labcorp Holdings, Inc.	4,200	1,205,652
Medtronic PLC	65,000	6,190,600
Quest Diagnostics, Inc.	6,000	1,143,480
Roivant Sciences Ltd. (a)	31,900	482,647
Royalty Pharma PLC	12,100	426,888
Tenet Healthcare Corp. (a)	4,700	954,288
United Therapeutics Corp. (a)	1,910	800,691
Universal Health Services, Inc. Class B	3,300	674,652
Zimmer Biomet Holdings, Inc.	10,100	994,850
		74,454,025
Industrials — 8.6%
3M Co.	26,700	4,143,306
A.O. Smith Corp.	5,900	433,119
Acuity, Inc.	1,450	499,366
AGCO Corp.	3,800	406,866
Allegion PLC	4,100	727,135
CACI International, Inc. Class A (a)	1,090	543,670
CNH Industrial NV	58,600	635,810
CSX Corp.	88,300	3,135,533
Cummins, Inc.	5,770	2,437,075

The accompanying notes are an integral part of the financial statements.
2

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Delta Air Lines, Inc.	25,900	$1,469,825
Donaldson Co., Inc.	6,000	491,100
Dover Corp.	4,200	700,686
Expeditors International of Washington, Inc.	6,900	845,871
General Dynamics Corp.	11,500	3,921,500
Genpact Ltd.	8,800	368,632
Huntington Ingalls Industries, Inc.	1,900	547,029
Leidos Holdings, Inc.	6,500	1,228,240
Masco Corp.	10,800	760,212
Middleby Corp. (a)	2,600	345,618
Mueller Industries, Inc.	5,500	556,105
Norfolk Southern Corp.	9,800	2,944,018
Oshkosh Corp.	3,400	440,980
PACCAR, Inc.	26,300	2,585,816
Regal Rexnord Corp.	3,200	459,008
Snap-on, Inc.	2,660	921,770
Southwest Airlines Co. (b)	26,800	855,188
Textron, Inc.	9,600	811,104
Toro Co.	1,000	76,200
U-Haul Holding Co. (UHAL US) (a) (b)	700	39,949
U-Haul Holding Co. (UHAL/B US)	8,400	427,560
United Airlines Holdings, Inc. (a)	16,200	1,563,300
United Rentals, Inc.	3,070	2,930,806
WESCO International, Inc.	2,400	507,600
		38,759,997
Information Technology — 6.9%
Applied Materials, Inc.	8,000	1,637,920
CDW Corp.	3,700	589,336
Cisco Systems, Inc.	157,300	10,762,466
Cognizant Technology Solutions Corp. Class A	24,900	1,670,043
Dell Technologies, Inc. Class C	16,900	2,395,913
Dropbox, Inc. Class A (a)	10,400	314,184
First Solar, Inc. (a)	5,400	1,190,862
Gen Digital, Inc.	31,200	885,768
NetApp, Inc.	9,300	1,101,678
QUALCOMM, Inc.	55,700	9,266,252
Skyworks Solutions, Inc.	1,600	123,168
TD SYNNEX Corp.	4,100	671,375
Twilio, Inc. Class A (a)	4,300	430,387
		31,039,352
Materials — 4.2%
Albemarle Corp.	3,300	267,564
Ball Corp.	13,900	700,838
CF Industries Holdings, Inc.	8,100	726,570

	Number of Shares	Value
Corteva, Inc.	34,300	$2,319,709
CRH PLC	31,600	3,788,840
Crown Holdings, Inc.	6,000	579,540
Mosaic Co.	14,700	509,796
Newmont Corp. (NEM US)	51,800	4,367,258
Nucor Corp.	11,500	1,557,445
Packaging Corp. of America	4,200	915,306
PPG Industries, Inc.	10,600	1,114,166
Reliance, Inc.	2,700	758,241
Steel Dynamics, Inc.	9,100	1,268,813
		18,874,086
Real Estate — 0.1%
Jones Lang LaSalle, Inc. (a)	2,330	694,992
Utilities — 3.4%
AES Corp.	19,900	261,884
DTE Energy Co.	9,600	1,357,728
Duke Energy Corp.	31,200	3,861,000
Evergy, Inc.	11,500	874,230
FirstEnergy Corp.	25,000	1,145,500
National Fuel Gas Co.	4,200	387,954
NRG Energy, Inc.	8,600	1,392,770
OGE Energy Corp.	8,100	374,787
PPL Corp.	34,600	1,285,736
Public Service Enterprise Group, Inc.	22,000	1,836,120
Southern Co.	20,000	1,895,400
WEC Energy Group, Inc.	5,800	664,622
		15,337,731
TOTAL COMMON STOCK (Cost $401,224,132)		448,434,229
TOTAL EQUITIES (Cost $401,224,132)		448,434,229
Exchange-Traded Funds — 0.5%
iShares Russell 1000 Value ETF (b)	10,700	2,178,413
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,156,965)		2,178,413
TOTAL LONG-TERM INVESTMENTS (Cost $403,381,097)		450,612,642

The accompanying notes are an integral part of the financial statements.
3

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Short-Term Investments — 0.1%
Investment of Cash Collateral from Securities Loaned — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.166% (c)	176,426	$176,426
TOTAL SHORT-TERM INVESTMENTS (Cost $176,426)		176,426
TOTAL INVESTMENTS — 99.7% (Cost $403,557,523) (d)		450,789,068
Other Assets/ (Liabilities) — 0.3%		1,567,623
NET ASSETS — 100.0%		$452,356,691

Abbreviation Legend

ETF	Exchange-Traded Fund
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2025, was $3,201,629 or 0.71% of net assets. The Fund received $3,110,889 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral and 7-day effective yield as of September 30, 2025. (Note 2).
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
4

MM S&P 500® Index Fund — Portfolio of Investments

September 30, 2025

	Number of Shares	Value
Equities — 100.1%
Common Stock — 100.1%
Communication Services — 10.1%
Alphabet, Inc. Class A	229,332	$55,750,609
Alphabet, Inc. Class C	184,104	44,838,529
AT&T, Inc.	281,900	7,960,856
Charter Communications, Inc. Class A (a)	3,747	1,030,818
Comcast Corp. Class A	145,191	4,561,901
Electronic Arts, Inc.	8,885	1,792,105
Fox Corp. Class A	8,307	523,839
Fox Corp. Class B	5,669	324,777
Interpublic Group of Cos., Inc.	13,680	381,809
Live Nation Entertainment, Inc. (a)	6,115	999,191
Match Group, Inc.	9,357	330,489
Meta Platforms, Inc. Class A	85,510	62,796,834
Netflix, Inc. (a)	16,752	20,084,308
News Corp. Class A	14,252	437,679
News Corp. Class B	5,372	185,603
Omnicom Group, Inc.	7,770	633,488
Paramount Skydance Corp. Class B (b)	12,749	241,211
T-Mobile US, Inc.	19,019	4,552,768
Take-Two Interactive Software, Inc. (a)	6,729	1,738,505
TKO Group Holdings, Inc.	2,585	522,067
Trade Desk, Inc. Class A (a)	17,309	848,314
Verizon Communications, Inc.	165,494	7,273,461
Walt Disney Co.	70,670	8,091,715
Warner Bros Discovery, Inc. (a)	97,606	1,906,245
		227,807,121
Consumer Discretionary — 10.5%
Airbnb, Inc. Class A (a)	17,215	2,090,245
Amazon.com, Inc. (a)	382,617	84,011,215
Aptiv PLC (a)	8,425	726,404
AutoZone, Inc. (a)	664	2,848,719
Best Buy Co., Inc.	7,812	590,743
Booking Holdings, Inc.	1,272	6,867,871
CarMax, Inc. (a)	5,597	251,137
Carnival Corp. (a)	41,760	1,207,282
Chipotle Mexican Grill, Inc. (a)	53,088	2,080,519
Darden Restaurants, Inc.	4,596	874,895
Deckers Outdoor Corp. (a)	6,085	616,836
Domino’s Pizza, Inc.	1,231	531,435
DoorDash, Inc., Class A (a)	14,594	3,969,422
DR Horton, Inc.	10,855	1,839,597
eBay, Inc.	18,072	1,643,648
Expedia Group, Inc.	4,522	966,577

	Number of Shares	Value
Ford Motor Co.	156,010	$1,865,880
Garmin Ltd.	6,191	1,524,348
General Motors Co.	37,621	2,293,752
Genuine Parts Co.	5,585	774,081
Hasbro, Inc.	5,136	389,566
Hilton Worldwide Holdings, Inc.	9,182	2,382,178
Home Depot, Inc.	39,224	15,893,173
Las Vegas Sands Corp.	12,178	655,055
Lennar Corp. Class A	8,823	1,112,051
LKQ Corp.	9,287	283,625
Lowe’s Cos., Inc.	22,183	5,574,810
Lululemon Athletica, Inc. (a)	4,516	803,532
Marriott International, Inc. Class A	8,919	2,322,864
McDonald’s Corp.	28,119	8,545,083
MGM Resorts International (a)	8,202	284,281
Mohawk Industries, Inc. (a)	1,864	240,307
NIKE, Inc. Class B	46,655	3,253,253
Norwegian Cruise Line Holdings Ltd. (a)	18,828	463,734
NVR, Inc. (a)	116	932,021
O’Reilly Automotive, Inc. (a)	33,451	3,606,352
Pool Corp.	1,294	401,231
PulteGroup, Inc.	7,893	1,042,902
Ralph Lauren Corp.	1,564	490,408
Ross Stores, Inc.	12,854	1,958,821
Royal Caribbean Cruises Ltd.	9,937	3,215,414
Starbucks Corp.	44,938	3,801,755
Tapestry, Inc.	8,487	960,898
Tesla, Inc. (a)	110,630	49,199,374
TJX Cos., Inc.	43,771	6,326,660
Tractor Supply Co.	21,239	1,207,862
Ulta Beauty, Inc. (a)	1,796	981,963
Williams-Sonoma, Inc.	4,771	932,492
Wynn Resorts Ltd.	3,334	427,652
Yum! Brands, Inc.	11,176	1,698,752
		236,962,675
Consumer Staples — 4.9%
Altria Group, Inc.	66,553	4,396,491
Archer-Daniels-Midland Co.	19,016	1,136,016
Brown-Forman Corp. Class B	8,057	218,184
Bunge Global SA	5,172	420,225
Campbell’s Co.	8,698	274,683
Church & Dwight Co., Inc.	9,457	828,717
Clorox Co.	4,948	610,088
Coca-Cola Co.	152,515	10,114,795
Colgate-Palmolive Co.	31,522	2,519,869
Conagra Brands, Inc.	17,698	324,050

The accompanying notes are an integral part of the financial statements.
5

MM S&P 500® Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Constellation Brands, Inc. Class A	5,629	$758,057
Costco Wholesale Corp.	17,484	16,183,715
Dollar General Corp.	8,534	881,989
Dollar Tree, Inc. (a)	7,763	732,594
Estee Lauder Cos., Inc. Class A	9,552	841,722
General Mills, Inc.	20,906	1,054,080
Hershey Co.	5,834	1,091,250
Hormel Foods Corp.	10,237	253,263
J.M. Smucker Co.	4,051	439,939
Kellanova	11,050	906,321
Kenvue, Inc.	76,106	1,235,200
Keurig Dr. Pepper, Inc.	53,615	1,367,719
Kimberly-Clark Corp.	13,209	1,642,407
Kraft Heinz Co.	34,178	889,995
Kroger Co.	24,356	1,641,838
Lamb Weston Holdings, Inc.	5,178	300,738
McCormick & Co., Inc.	10,204	682,750
Molson Coors Beverage Co. Class B	6,512	294,668
Mondelez International, Inc. Class A	51,506	3,217,580
Monster Beverage Corp. (a)	28,218	1,899,354
PepsiCo, Inc.	53,863	7,564,520
Philip Morris International, Inc.	61,280	9,939,616
Procter & Gamble Co.	92,347	14,189,117
Sysco Corp.	19,130	1,575,164
Target Corp.	17,802	1,596,839
Tyson Foods, Inc. Class A	11,354	616,522
Walmart, Inc.	173,043	17,833,812
		110,473,887
Energy — 2.9%
APA Corp. (b)	13,535	328,630
Baker Hughes Co.	39,041	1,902,078
Chevron Corp.	76,007	11,803,127
ConocoPhillips	49,010	4,635,856
Coterra Energy, Inc.	30,513	721,633
Devon Energy Corp.	25,447	892,172
Diamondback Energy, Inc.	7,410	1,060,371
EOG Resources, Inc.	21,742	2,437,713
EQT Corp.	24,009	1,306,810
Expand Energy Corp.	8,830	938,099
Exxon Mobil Corp.	168,076	18,950,569
Halliburton Co.	32,941	810,349
Kinder Morgan, Inc.	76,298	2,159,996
Marathon Petroleum Corp.	12,044	2,321,361
Occidental Petroleum Corp.	28,696	1,355,886
ONEOK, Inc.	25,195	1,838,479
Phillips 66	16,117	2,192,234

	Number of Shares	Value
Schlumberger NV	58,567	$2,012,948
Targa Resources Corp.	8,510	1,425,765
Texas Pacific Land Corp.	724	675,955
Valero Energy Corp.	12,190	2,075,469
Williams Cos., Inc.	48,600	3,078,810
		64,924,310
Financials — 13.6%
Aflac, Inc.	18,736	2,092,811
Allstate Corp.	10,413	2,235,150
American Express Co.	21,399	7,107,892
American International Group, Inc.	21,841	1,715,392
Ameriprise Financial, Inc.	3,745	1,839,731
Aon PLC Class A	8,512	3,035,209
Apollo Global Management, Inc.	18,066	2,407,656
Arch Capital Group Ltd.	14,608	1,325,384
Arthur J Gallagher & Co.	10,037	3,108,860
Assurant, Inc.	1,976	428,002
Bank of America Corp.	268,653	13,859,808
Bank of New York Mellon Corp.	27,804	3,029,524
Berkshire Hathaway, Inc. Class B (a)	72,294	36,345,086
Blackrock, Inc.	5,678	6,619,810
Blackstone, Inc.	28,784	4,917,746
Block, Inc. (a)	21,476	1,552,071
Brown & Brown, Inc.	11,055	1,036,848
Capital One Financial Corp.	25,333	5,385,289
Cboe Global Markets, Inc.	4,079	1,000,375
Charles Schwab Corp.	67,270	6,422,267
Chubb Ltd.	14,741	4,160,647
Cincinnati Financial Corp.	6,157	973,422
Citigroup, Inc.	72,577	7,366,565
Citizens Financial Group, Inc.	16,580	881,393
CME Group, Inc.	14,150	3,823,188
Coinbase Global, Inc. Class A (a)	8,916	3,009,061
Corpay, Inc. (a)	2,718	782,947
Erie Indemnity Co. Class A	1,091	347,113
Everest Group Ltd.	1,730	605,898
FactSet Research Systems, Inc.	1,540	441,195
Fidelity National Information Services, Inc.	21,113	1,392,191
Fifth Third Bancorp	26,493	1,180,263
Fiserv, Inc. (a)	21,431	2,763,099
Franklin Resources, Inc.	13,652	315,771
Global Payments, Inc.	9,445	784,691
Globe Life, Inc.	3,266	466,940
Goldman Sachs Group, Inc.	11,935	9,504,437
Hartford Insurance Group, Inc.	11,333	1,511,709

The accompanying notes are an integral part of the financial statements.
6

MM S&P 500® Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Huntington Bancshares, Inc.	56,661	$978,535
Interactive Brokers Group, Inc.	17,729	1,219,932
Intercontinental Exchange, Inc.	22,713	3,826,686
Invesco Ltd.	19,071	437,489
Jack Henry & Associates, Inc.	2,897	431,450
JP Morgan Chase & Co.	108,407	34,194,820
KeyCorp.	36,745	686,764
KKR & Co., Inc.	27,045	3,514,498
Loews Corp.	6,395	641,994
M&T Bank Corp.	6,305	1,245,994
Marsh & McLennan Cos., Inc.	19,490	3,927,820
Mastercard, Inc. Class A	32,545	18,511,921
MetLife, Inc.	22,505	1,853,737
Moody’s Corp.	6,070	2,892,234
Morgan Stanley	47,830	7,603,057
MSCI, Inc.	3,015	1,710,741
Nasdaq, Inc.	17,871	1,580,690
Northern Trust Corp.	7,518	1,011,923
PayPal Holdings, Inc. (a)	37,665	2,525,815
PNC Financial Services Group, Inc.	15,546	3,123,658
Principal Financial Group, Inc.	7,591	629,370
Progressive Corp.	23,224	5,735,167
Prudential Financial, Inc.	13,937	1,445,824
Raymond James Financial, Inc.	7,031	1,213,551
Regions Financial Corp.	34,593	912,217
Robinhood Markets, Inc. Class A (a)	30,513	4,368,851
S&P Global, Inc.	12,317	5,994,807
State Street Corp.	11,045	1,281,330
Synchrony Financial	14,520	1,031,646
T. Rowe Price Group, Inc.	8,489	871,311
Travelers Cos., Inc.	8,894	2,483,383
Truist Financial Corp.	50,525	2,310,003
US Bancorp	61,474	2,971,038
Visa, Inc. Class A	66,970	22,862,219
W. R. Berkley Corp.	11,578	887,106
Wells Fargo & Co.	126,294	10,585,963
Willis Towers Watson PLC	3,810	1,316,165
		304,595,150
Health Care — 8.9%
Abbott Laboratories	68,452	9,168,461
AbbVie, Inc.	69,646	16,125,835
Agilent Technologies, Inc.	10,957	1,406,331
Align Technology, Inc. (a)	2,825	353,747
Amgen, Inc.	21,311	6,013,964
Baxter International, Inc.	20,851	474,777
Becton Dickinson & Co.	11,257	2,106,973
Bio-Techne Corp.	5,849	325,380

	Number of Shares	Value
Biogen, Inc. (a)	5,568	$779,965
Boston Scientific Corp. (a)	58,634	5,724,437
Bristol-Myers Squibb Co.	79,960	3,606,196
Cardinal Health, Inc.	9,455	1,484,057
Cencora, Inc.	7,644	2,388,979
Centene Corp. (a)	19,006	678,134
Charles River Laboratories International, Inc. (a)	1,931	302,124
Cigna Group	10,588	3,051,991
Cooper Cos., Inc. (a)	7,786	533,808
CVS Health Corp.	50,137	3,779,828
Danaher Corp.	25,123	4,980,886
DaVita, Inc. (a)	1,402	186,284
Dexcom, Inc. (a)	15,102	1,016,214
Edwards Lifesciences Corp. (a)	22,949	1,784,744
Elevance Health, Inc.	8,866	2,864,782
Eli Lilly & Co.	31,343	23,914,709
GE HealthCare Technologies, Inc. (a)	17,649	1,325,440
Gilead Sciences, Inc.	49,282	5,470,302
HCA Healthcare, Inc.	6,458	2,752,400
Henry Schein, Inc. (a) (b)	3,822	253,666
Hologic, Inc. (a)	8,930	602,686
Humana, Inc.	4,838	1,258,702
IDEXX Laboratories, Inc. (a)	3,169	2,024,642
Incyte Corp. (a)	6,194	525,313
Insulet Corp. (a)	2,724	840,981
Intuitive Surgical, Inc. (a)	14,051	6,284,029
IQVIA Holdings, Inc. (a)	6,688	1,270,319
Johnson & Johnson	94,947	17,605,073
Labcorp Holdings, Inc.	3,249	932,658
McKesson Corp.	4,895	3,781,583
Medtronic PLC	50,358	4,796,096
Merck & Co., Inc.	98,474	8,264,923
Mettler-Toledo International, Inc. (a)	827	1,015,233
Moderna, Inc. (a)	13,169	340,155
Molina Healthcare, Inc. (a)	2,256	431,708
Pfizer, Inc.	225,147	5,736,746
Quest Diagnostics, Inc.	4,507	858,944
Regeneron Pharmaceuticals, Inc.	3,982	2,238,959
ResMed, Inc.	5,787	1,584,076
Revvity, Inc. (b)	4,686	410,728
Solventum Corp. (a)	6,167	450,191
STERIS PLC	3,880	960,067
Stryker Corp.	13,611	5,031,578
Thermo Fisher Scientific, Inc.	14,925	7,238,923
UnitedHealth Group, Inc.	35,706	12,329,282
Universal Health Services, Inc. Class B	2,230	455,901

The accompanying notes are an integral part of the financial statements.
7

MM S&P 500® Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Vertex Pharmaceuticals, Inc. (a)	10,149	$3,974,754
Viatris, Inc.	44,845	443,966
Waters Corp. (a)	2,453	735,434
West Pharmaceutical Services, Inc.	2,893	758,921
Zimmer Biomet Holdings, Inc.	8,067	794,599
Zoetis, Inc.	17,733	2,594,693
		199,426,277
Industrials — 8.3%
3M Co.	20,963	3,253,038
A.O. Smith Corp.	4,211	309,129
Allegion PLC	3,372	598,024
AMETEK, Inc.	9,104	1,711,552
Automatic Data Processing, Inc.	16,015	4,700,402
Axon Enterprise, Inc. (a)	2,948	2,115,603
Boeing Co. (a)	29,883	6,449,648
Broadridge Financial Solutions, Inc.	4,696	1,118,446
Builders FirstSource, Inc. (a)	4,451	539,684
C.H. Robinson Worldwide, Inc.	4,630	613,012
Carrier Global Corp.	31,357	1,872,013
Caterpillar, Inc.	18,470	8,812,960
Cintas Corp.	13,543	2,779,836
Copart, Inc. (a)	35,069	1,577,053
CSX Corp.	74,629	2,650,076
Cummins, Inc.	5,393	2,277,841
Dayforce, Inc. (a)	5,877	404,867
Deere & Co.	9,940	4,545,164
Delta Air Lines, Inc.	26,130	1,482,877
Dover Corp.	5,283	881,363
Eaton Corp. PLC	15,315	5,731,639
EMCOR Group, Inc.	1,765	1,146,438
Emerson Electric Co.	22,049	2,892,388
Equifax, Inc.	4,971	1,275,211
Expeditors International of Washington, Inc.	5,234	641,636
Fastenal Co.	44,792	2,196,600
FedEx Corp.	8,652	2,040,228
Fortive Corp.	12,911	632,510
GE Vernova, Inc.	10,788	6,633,541
Generac Holdings, Inc. (a)	2,213	370,456
General Dynamics Corp.	9,984	3,404,544
General Electric Co.	41,807	12,576,382
Honeywell International, Inc.	25,030	5,268,815
Howmet Aerospace, Inc.	15,760	3,092,585
Hubbell, Inc.	2,063	887,730
Huntington Ingalls Industries, Inc.	1,521	437,911

	Number of Shares	Value
IDEX Corp.	3,030	$493,163
Illinois Tool Works, Inc.	10,371	2,704,342
Ingersoll Rand, Inc.	14,259	1,178,079
Jacobs Solutions, Inc.	4,947	741,357
JB Hunt Transport Services, Inc.	3,086	414,049
Johnson Controls International PLC	25,681	2,823,626
L3Harris Technologies, Inc.	7,332	2,239,266
Leidos Holdings, Inc.	5,051	954,437
Lennox International, Inc.	1,292	683,933
Lockheed Martin Corp.	8,100	4,043,601
Masco Corp.	8,410	591,980
Nordson Corp.	2,136	484,765
Norfolk Southern Corp.	8,763	2,632,493
Northrop Grumman Corp.	5,336	3,251,331
Old Dominion Freight Line, Inc.	7,417	1,044,165
Otis Worldwide Corp.	15,632	1,429,234
PACCAR, Inc.	20,630	2,028,342
Parker-Hannifin Corp.	5,025	3,809,704
Paychex, Inc.	12,977	1,644,964
Paycom Software, Inc.	1,803	375,276
Pentair PLC	6,812	754,497
Quanta Services, Inc.	5,904	2,446,736
Republic Services, Inc.	7,897	1,812,204
Rockwell Automation, Inc.	4,409	1,541,078
Rollins, Inc.	11,099	651,955
RTX Corp.	52,947	8,859,621
Snap-on, Inc.	2,117	733,604
Southwest Airlines Co. (b)	20,343	649,145
Stanley Black & Decker, Inc.	6,114	454,454
Textron, Inc.	7,210	609,173
Trane Technologies PLC	8,748	3,691,306
TransDigm Group, Inc.	2,204	2,904,916
Uber Technologies, Inc. (a)	82,196	8,052,742
Union Pacific Corp.	23,324	5,513,094
United Airlines Holdings, Inc. (a)	13,066	1,260,869
United Parcel Service, Inc. Class B	29,091	2,429,971
United Rentals, Inc.	2,512	2,398,106
Veralto Corp.	9,670	1,030,919
Verisk Analytics, Inc.	5,590	1,405,941
W.W. Grainger, Inc.	1,707	1,626,703
Waste Management, Inc.	14,513	3,204,906
Westinghouse Air Brake Technologies Corp.	6,905	1,384,245
Xylem, Inc.	9,772	1,441,370
		186,346,864

The accompanying notes are an integral part of the financial statements.
8

MM S&P 500® Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Information Technology — 34.8%
Accenture PLC Class A	24,529	$6,048,851
Adobe, Inc. (a)	16,702	5,891,631
Advanced Micro Devices, Inc. (a)	63,844	10,329,321
Akamai Technologies, Inc. (a)	6,002	454,712
Amphenol Corp. Class A	47,914	5,929,358
Analog Devices, Inc.	19,507	4,792,870
Apple, Inc.	585,074	148,977,393
Applied Materials, Inc.	31,638	6,477,564
AppLovin Corp. Class A (a)	10,673	7,668,977
Arista Networks, Inc. (a)	40,816	5,947,299
Autodesk, Inc. (a)	8,476	2,692,571
Broadcom, Inc.	185,432	61,175,871
Cadence Design Systems, Inc. (a)	10,723	3,766,561
CDW Corp.	5,217	830,964
Cisco Systems, Inc.	156,121	10,681,799
Cognizant Technology Solutions Corp. Class A	19,166	1,285,464
Corning, Inc.	30,909	2,535,465
Crowdstrike Holdings, Inc. Class A (a)	9,871	4,840,541
Datadog, Inc. Class A (a)	12,476	1,776,582
Dell Technologies, Inc. Class C	11,684	1,656,441
EPAM Systems, Inc. (a)	2,209	333,095
F5, Inc. (a)	2,322	750,447
Fair Isaac Corp. (a)	931	1,393,269
First Solar, Inc. (a)	4,319	952,469
Fortinet, Inc. (a)	24,880	2,091,910
Gartner, Inc. (a)	3,009	790,976
Gen Digital, Inc.	21,668	615,155
GoDaddy, Inc. Class A (a)	5,490	751,197
Hewlett Packard Enterprise Co.	52,508	1,289,596
HP, Inc.	37,290	1,015,407
Intel Corp.	171,808	5,764,158
International Business Machines Corp.	36,834	10,393,081
Intuit, Inc.	10,970	7,491,523
Jabil, Inc.	4,203	912,766
Keysight Technologies, Inc. (a)	6,940	1,213,945
KLA Corp.	5,212	5,621,663
Lam Research Corp.	49,896	6,681,074
Microchip Technology, Inc.	21,728	1,395,372
Micron Technology, Inc.	44,292	7,410,937
Microsoft Corp.	293,048	151,784,212
Monolithic Power Systems, Inc.	1,864	1,716,073
Motorola Solutions, Inc.	6,523	2,982,903
NetApp, Inc.	7,901	935,952
NVIDIA Corp.	961,956	179,481,750

	Number of Shares	Value
NXP Semiconductors NV	10,068	$2,292,786
ON Semiconductor Corp. (a)	16,178	797,737
Oracle Corp.	65,335	18,374,815
Palantir Technologies, Inc. Class A (a)	89,661	16,355,960
Palo Alto Networks, Inc. (a)	26,166	5,327,921
PTC, Inc. (a)	4,905	995,813
QUALCOMM, Inc.	42,520	7,073,627
Roper Technologies, Inc.	4,287	2,137,884
Salesforce, Inc.	37,690	8,932,530
Seagate Technology Holdings PLC	8,463	1,997,776
ServiceNow, Inc. (a)	8,204	7,549,977
Skyworks Solutions, Inc.	5,452	419,695
Super Micro Computer, Inc. (a) (b)	19,492	934,446
Synopsys, Inc. (a)	7,322	3,612,602
TE Connectivity PLC	11,723	2,573,550
Teledyne Technologies, Inc. (a)	1,838	1,077,142
Teradyne, Inc.	6,009	827,079
Texas Instruments, Inc.	35,902	6,596,274
Trimble, Inc. (a)	9,324	761,305
Tyler Technologies, Inc. (a)	1,658	867,399
VeriSign, Inc.	3,405	951,936
Western Digital Corp.	13,507	1,621,650
Workday, Inc. Class A (a)	8,695	2,093,147
Zebra Technologies Corp. Class A (a)	1,917	569,656
		782,271,872
Materials — 1.8%
Air Products & Chemicals, Inc.	8,794	2,398,300
Albemarle Corp.	4,402	356,914
Amcor PLC	88,069	720,404
Avery Dennison Corp.	3,196	518,295
Ball Corp.	10,640	536,469
CF Industries Holdings, Inc.	6,448	578,386
Corteva, Inc.	26,653	1,802,542
Dow, Inc.	29,203	669,625
DuPont de Nemours, Inc.	16,546	1,288,933
Eastman Chemical Co.	4,378	276,033
Ecolab, Inc.	10,022	2,744,625
Freeport-McMoRan, Inc.	57,355	2,249,463
International Flavors & Fragrances, Inc.	10,609	652,878
International Paper Co.	20,703	960,619
Linde PLC (LIN US)	18,487	8,781,325
LyondellBasell Industries NV Class A	10,313	505,750
Martin Marietta Materials, Inc.	2,375	1,496,915

The accompanying notes are an integral part of the financial statements.
9

MM S&P 500® Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Mosaic Co.	12,016	$416,715
Newmont Corp. (NEM US)	43,049	3,629,461
Nucor Corp.	9,020	1,221,579
Packaging Corp. of America	3,590	782,369
PPG Industries, Inc.	9,204	967,432
Sherwin-Williams Co.	9,137	3,163,778
Smurfit WestRock PLC	18,979	807,936
Steel Dynamics, Inc.	5,366	748,181
Vulcan Materials Co.	5,176	1,592,241
		39,867,168
Real Estate — 1.9%
Alexandria Real Estate Equities, Inc.	6,029	502,457
American Tower Corp.	18,454	3,549,073
AvalonBay Communities, Inc.	5,721	1,105,126
BXP, Inc.	5,487	407,904
Camden Property Trust	4,213	449,864
CBRE Group, Inc. Class A (a)	11,754	1,851,960
CoStar Group, Inc. (a)	16,349	1,379,365
Crown Castle, Inc.	17,272	1,666,575
Digital Realty Trust, Inc.	12,588	2,176,213
Equinix, Inc.	3,909	3,061,685
Equity Residential	13,017	842,590
Essex Property Trust, Inc.	2,602	696,451
Extra Space Storage, Inc.	8,596	1,211,520
Federal Realty Investment Trust	2,856	289,341
Healthpeak Properties, Inc.	27,420	525,093
Host Hotels & Resorts, Inc.	23,744	404,123
Invitation Homes, Inc.	21,291	624,465
Iron Mountain, Inc.	11,759	1,198,713
Kimco Realty Corp.	26,686	583,089
Mid-America Apartment Communities, Inc.	4,806	671,542
Prologis, Inc.	36,580	4,189,142
Public Storage	6,161	1,779,605
Realty Income Corp.	36,400	2,212,756
Regency Centers Corp.	6,368	464,227
SBA Communications Corp.	4,140	800,469
Simon Property Group, Inc.	12,871	2,415,501
UDR, Inc.	11,993	446,859
Ventas, Inc.	17,611	1,232,594
VICI Properties, Inc.	42,565	1,388,045
Welltower, Inc.	26,368	4,697,196
Weyerhaeuser Co.	27,652	685,493
		43,509,036
Utilities — 2.4%
AES Corp.	25,968	341,739
Alliant Energy Corp.	10,300	694,323
Ameren Corp.	10,511	1,097,138

	Number of Shares	Value
American Electric Power Co., Inc.	21,291	$2,395,237
American Water Works Co., Inc.	7,822	1,088,744
Atmos Energy Corp.	6,177	1,054,723
CenterPoint Energy, Inc.	25,310	982,028
CMS Energy Corp.	11,515	843,589
Consolidated Edison, Inc.	14,247	1,432,108
Constellation Energy Corp.	12,387	4,076,190
Dominion Energy, Inc.	33,891	2,073,112
DTE Energy Co.	8,231	1,164,110
Duke Energy Corp.	30,524	3,777,345
Edison International	14,660	810,405
Entergy Corp.	17,743	1,653,470
Evergy, Inc.	9,303	707,214
Eversource Energy	14,091	1,002,434
Exelon Corp.	39,907	1,796,214
FirstEnergy Corp.	19,614	898,713
NextEra Energy, Inc.	81,589	6,159,154
NiSource, Inc.	19,426	841,146
NRG Energy, Inc.	7,722	1,250,578
PG&E Corp.	88,787	1,338,908
Pinnacle West Capital Corp.	4,910	440,231
PPL Corp.	29,141	1,082,880
Public Service Enterprise Group, Inc.	19,659	1,640,740
Sempra	25,609	2,304,298
Southern Co.	43,479	4,120,505
Vistra Corp.	12,556	2,459,972
WEC Energy Group, Inc.	12,980	1,487,378
Xcel Energy, Inc.	22,921	1,848,579
		52,863,205
TOTAL COMMON STOCK (Cost $997,137,539)		2,249,047,565
TOTAL EQUITIES (Cost $997,137,539)		2,249,047,565
TOTAL LONG-TERM INVESTMENTS (Cost $997,137,539)		2,249,047,565
Short-Term Investments — 0.1%
Investment of Cash Collateral from Securities Loaned — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.166% (c)	246,110	246,110

The accompanying notes are an integral part of the financial statements.
10

MM S&P 500® Index Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/25, 2.500%, due 10/01/25 (d)	$2,227,242	$2,227,242
TOTAL SHORT-TERM INVESTMENTS (Cost $2,473,352)		2,473,352
TOTAL INVESTMENTS — 100.2% (Cost $999,610,891) (e)		2,251,520,917
Other Assets/ (Liabilities) — (0.2)%		(4,254,154)
NET ASSETS — 100.0%		$2,247,266,763

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2025, was $2,673,215 or 0.12% of net assets. The Fund received $2,536,315 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral and 7-day effective yield as of September 30, 2025. (Note 2).
(d)
Maturity value of $2,227,396. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 4/15/27, and an aggregate market value, including accrued interest, of $2,271,898.

(e)	See Note 6 for aggregate cost for federal tax purposes.
Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
S&P 500 E Mini Index	12/19/25	7	$2,333,780	$24,783

The accompanying notes are an integral part of the financial statements.
11

MassMutual Blue Chip Growth Fund — Portfolio of Investments

September 30, 2025

	Number of Shares	Value
Equities — 98.6%
Common Stock — 98.6%
Communication Services — 18.5%
Alphabet, Inc. Class A	328,456	$79,847,654
Alphabet, Inc. Class C	183,400	44,667,070
Meta Platforms, Inc. Class A	202,903	149,007,905
Netflix, Inc. (a)	80,999	97,111,321
T-Mobile US, Inc.	45,292	10,841,999
Walt Disney Co.	202,744	23,214,188
		404,690,137
Consumer Discretionary — 16.1%
Alibaba Group Holding Ltd. Sponsored ADR	4,032	720,639
Amazon.com, Inc. (a)	556,970	122,293,903
Booking Holdings, Inc.	2,094	11,306,072
Carvana Co. (a)	103,229	38,942,108
Chipotle Mexican Grill, Inc. (a)	143,668	5,630,349
DoorDash, Inc., Class A (a)	24,878	6,766,567
NIKE, Inc. Class B	97,510	6,799,372
Ross Stores, Inc.	29,161	4,443,845
Sea Ltd. ADR (a)	31,948	5,710,066
Starbucks Corp.	134,555	11,383,353
Tesla, Inc. (a)	271,921	120,928,707
TJX Cos., Inc.	38,358	5,544,265
Yum China Holdings, Inc.	50,386	2,162,567
Yum! Brands, Inc.	55,227	8,394,504
		351,026,317
Consumer Staples — 1.5%
Colgate-Palmolive Co.	42,541	3,400,727
Mondelez International, Inc. Class A	34,542	2,157,839
Monster Beverage Corp. (a)	360,926	24,293,929
Procter & Gamble Co.	18,820	2,891,693
		32,744,188
Financials — 7.7%
Adyen NV (a) (b)	1,345	2,158,523
Adyen NV ADR (a)	27	432
Block, Inc. (a)	101,413	7,329,118
Charles Schwab Corp.	36,641	3,498,116
Chubb Ltd.	34,879	9,844,598
FactSet Research Systems, Inc.	21,019	6,021,733
Goldman Sachs Group, Inc.	5,669	4,514,508
Marsh & McLennan Cos., Inc.	19,329	3,895,373
Mastercard, Inc. Class A	47,779	27,177,173
Morgan Stanley	30,464	4,842,557
PayPal Holdings, Inc. (a)	91,967	6,167,307
S&P Global, Inc.	7,124	3,467,322

	Number of Shares	Value
SEI Investments Co.	119,735	$10,159,515
Visa, Inc. Class A	234,517	80,059,414
		169,135,689
Health Care — 7.4%
Danaher Corp.	29,377	5,824,284
Eli Lilly & Co.	35,340	26,964,420
Illumina, Inc. (a)	59,275	5,629,347
Intuitive Surgical, Inc. (a)	56,002	25,045,774
Novartis AG Sponsored ADR	79,786	10,231,757
Novo Nordisk AS Sponsored ADR	233,020	12,930,280
Regeneron Pharmaceuticals, Inc.	27,402	15,407,323
Roche Holding AG Sponsored ADR (c)	181,482	7,587,762
Stryker Corp.	14,533	5,372,414
Thermo Fisher Scientific, Inc.	33,187	16,096,359
UnitedHealth Group, Inc.	24,731	8,539,614
Vertex Pharmaceuticals, Inc. (a)	57,909	22,679,481
		162,308,815
Industrials — 4.6%
Boeing Co. (a)	208,240	44,944,439
Cintas Corp.	13,721	2,816,372
Deere & Co.	19,071	8,720,405
Expeditors International of Washington, Inc.	79,774	9,779,495
GE Vernova, Inc.	12,630	7,766,187
General Electric Co.	71,987	21,655,129
Old Dominion Freight Line, Inc.	14,829	2,087,627
TransDigm Group, Inc.	2,274	2,997,178
Veralto Corp.	6,047	644,671
		101,411,503
Information Technology — 42.1%
Apple, Inc.	417,568	106,325,340
ASML Holding NV	9,331	9,033,248
Autodesk, Inc. (a)	80,452	25,557,187
Broadcom, Inc.	171,739	56,658,413
Crowdstrike Holdings, Inc. Class A (a)	9,404	4,611,533
Datadog, Inc. Class A (a)	12,941	1,842,798
Microsoft Corp.	393,242	203,679,694
Monolithic Power Systems, Inc.	6,396	5,888,413
NVIDIA Corp.	1,578,253	294,470,445
Oracle Corp.	299,711	84,290,722
Palantir Technologies, Inc. Class A (a)	18,942	3,455,400
QUALCOMM, Inc.	64,303	10,697,447
Roper Technologies, Inc.	9,786	4,880,180
Salesforce, Inc.	80,772	19,142,964

The accompanying notes are an integral part of the financial statements.
12

MassMutual Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
ServiceNow, Inc. (a)	22,038	$20,281,131
Shopify, Inc. Class A (a)	267,899	39,812,470
Synopsys, Inc. (a)	12,864	6,346,969
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	23,972	6,695,140
TE Connectivity PLC	24,803	5,445,003
Texas Instruments, Inc.	16,722	3,072,333
Workday, Inc. Class A (a)	28,027	6,746,940
		918,933,770
Materials — 0.4%
Linde PLC (LIN US)	8,255	3,921,125
Sherwin-Williams Co.	12,126	4,198,749
		8,119,874
Utilities — 0.3%
Constellation Energy Corp.	19,184	6,312,879
TOTAL COMMON STOCK (Cost $1,080,832,688)		2,154,683,172
TOTAL EQUITIES (Cost $1,080,832,688)		2,154,683,172

	Principal Amount
Bonds & Notes — 0.1%
Corporate Debt — 0.1%
Retail — 0.1%
Carvana Co.
9.000% 6/01/30 (b)	$1,054,922	1,103,677
9.000% 6/01/31 (b)	1,410,488	1,596,994
		2,700,671
TOTAL CORPORATE DEBT (Cost $2,701,651)		2,700,671
TOTAL BONDS & NOTES (Cost $2,701,651)		2,700,671

	Number of Shares	Value
Exchange-Traded Funds — 0.6%
iShares Russell 1000 Growth ETF	9,000	$4,215,690
SPDR S&P 500 ETF Trust	12,000	7,994,160
TOTAL EXCHANGE-TRADED FUNDS (Cost $12,124,352)		12,209,850
TOTAL LONG-TERM INVESTMENTS (Cost $1,095,658,691)		2,169,593,693
Short-Term Investments — 0.8%
Investment of Cash Collateral from Securities Loaned — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.166% (d)	2,467,188	2,467,188
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund, 1.142% (e)	101	101

	Principal Amount
Repurchase Agreement — 0.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/25, 2.500%, due 10/01/25 (f)	$15,027,087	15,027,087
TOTAL SHORT-TERM INVESTMENTS (Cost $17,494,376)		17,494,376
TOTAL INVESTMENTS — 100.1% (Cost $1,113,153,067) (g)		2,187,088,069
Other Assets/ (Liabilities) — (0.1)%		(2,988,594)
NET ASSETS — 100.0%		$2,184,099,475

The accompanying notes are an integral part of the financial statements.
13

MassMutual Blue Chip Growth Fund — Portfolio of Investments (Continued)
Abbreviation Legend
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2025, the aggregate market value of these securities amounted to $4,859,194 or 0.22% of net assets.

(c)
Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2025, was $6,848,938 or 0.31% of net assets. The Fund received $4,379,901 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(d)	Represents investment of security lending cash collateral and 7-day effective yield as of September 30, 2025. (Note 2).
(e)	Rate disclosed is the 7-day net yield as of September 30, 2025.
(f)
Maturity value of $15,028,130. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 4/15/27, and an aggregate market value, including accrued interest, of $15,327,911.

(g)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
14

MassMutual Mid Cap Growth Fund — Portfolio of Investments

September 30, 2025

	Number of Shares	Value
Equities — 98.5%
Common Stock — 98.5%
Communication Services — 4.4%
Liberty Media Corp-Liberty Formula One Class C (a)	440,024	$45,960,507
Liberty Media Corp-Liberty Live Class C (a)	193,900	18,802,483
Live Nation Entertainment, Inc. (a)	37,500	6,127,500
Match Group, Inc.	234,916	8,297,233
New York Times Co. Class A	435,800	25,014,920
Reddit, Inc. Class A (a)	100,576	23,131,474
ROBLOX Corp. Class A (a)	150,755	20,882,583
Trade Desk, Inc. Class A (a)	403,787	19,789,601
		168,006,301
Consumer Discretionary — 15.8%
Birkenstock Holding PLC (a)	412,058	18,645,624
Bright Horizons Family Solutions, Inc. (a)	92,300	10,021,011
Burlington Stores, Inc. (a)	164,036	41,747,162
Chipotle Mexican Grill, Inc. (a)	201,474	7,895,766
Domino’s Pizza, Inc.	113,861	49,154,932
DraftKings, Inc. Class A (a)	1,263,895	47,269,673
Duolingo, Inc. (a)	60,000	19,310,400
Floor & Decor Holdings, Inc. Class A (a)	87,892	6,477,640
Hilton Worldwide Holdings, Inc.	226,100	58,659,384
Lithia Motors, Inc.	13,544	4,279,904
Mattel, Inc. (a)	270,007	4,544,218
McGraw Hill, Inc. (a)	354,781	4,452,502
On Holding AG, Class A (a)	387,836	16,424,855
Planet Fitness, Inc. Class A (a)	339,100	35,198,580
Ross Stores, Inc.	237,411	36,179,062
Royal Caribbean Cruises Ltd. (b)	85,488	27,662,207
Service Corp. International	97,700	8,130,594
Sportradar Group AG Class A (a)	338,000	9,092,200
Texas Roadhouse, Inc.	112,200	18,642,030
TopBuild Corp. (a) (b)	28,800	11,256,768
Tractor Supply Co.	244,657	13,913,644
Ulta Beauty, Inc. (a)	49,503	27,065,765
Viking Holdings Ltd. (a)	645,768	40,140,939
Wingstop, Inc. (b)	66,281	16,681,602
Wyndham Hotels & Resorts, Inc.	158,800	12,688,120
Yum! Brands, Inc.	347,259	52,783,368
		598,317,950

	Number of Shares	Value
Consumer Staples — 3.4%
Casey’s General Stores, Inc.	46,764	$26,436,624
Celsius Holdings, Inc. (a)	307,280	17,665,527
Church & Dwight Co., Inc.	72,359	6,340,819
Dollar Tree, Inc. (a)	407,600	38,465,212
Lamb Weston Holdings, Inc.	136,097	7,904,514
Maplebear, Inc. (a) (b)	299,900	11,024,324
McCormick & Co., Inc.	313,600	20,982,976
		128,819,996
Energy — 4.3%
Cheniere Energy, Inc.	270,478	63,556,920
DT Midstream, Inc. (a)	27,100	3,063,926
EQT Corp.	482,500	26,262,475
Expand Energy Corp.	184,400	19,590,656
Permian Resources Corp. (b)	547,961	7,013,901
TechnipFMC PLC	1,075,534	42,429,816
		161,917,694
Financials — 8.0%
Aon PLC Class A	33,359	11,895,152
Apollo Global Management, Inc.	28,839	3,843,373
Assurant, Inc.	198,400	42,973,440
Axis Capital Holdings Ltd.	95,500	9,148,900
Block, Inc. (a)	162,565	11,748,573
Bullish (a)	35,200	2,239,072
Carlyle Group, Inc. (b)	225,468	14,136,844
Cboe Global Markets, Inc.	94,300	23,127,075
Corpay, Inc. (a)	63,345	18,247,161
KKR & Co., Inc.	37,863	4,920,297
Klarna Group PLC (a)	74,623	2,734,933
Markel Group, Inc. (a)	8,100	15,482,016
MarketAxess Holdings, Inc.	65,000	11,326,250
MSCI, Inc.	71,323	40,469,383
Nasdaq, Inc.	82,694	7,314,284
Raymond James Financial, Inc.	184,600	31,861,960
Ryan Specialty Holdings, Inc. (b)	139,100	7,839,676
Toast, Inc., Class A (a)	546,200	19,941,762
TPG, Inc.	179,878	10,333,991
Tradeweb Markets, Inc. Class A	117,100	12,995,758
		302,579,900
Health Care — 19.2%
Agilent Technologies, Inc.	456,314	58,567,902
Alcon AG (b)	315,995	23,544,788
Align Technology, Inc. (a)	186,292	23,327,484
Alnylam Pharmaceuticals, Inc. (a)	138,050	62,950,800
Arcellx, Inc. (a)	86,700	7,118,070

The accompanying notes are an integral part of the financial statements.
15

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Ascendis Pharma AS ADR (a)	109,600	$21,789,576
Avantor, Inc. (a)	1,664,900	20,777,952
Biogen, Inc. (a)	54,500	7,634,360
BioNTech SE ADR (a)	110,100	10,858,062
Bruker Corp.	303,248	9,852,528
Caris Life Sciences, Inc. (a)	245,864	7,437,386
Cooper Cos., Inc. (a)	503,900	34,547,384
CRISPR Therapeutics AG (a) (b)	127,114	8,238,258
Cytokinetics, Inc. (a) (b)	283,500	15,581,160
Dexcom, Inc. (a)	150,594	10,133,470
Elanco Animal Health, Inc. (a) (b)	506,834	10,207,637
Encompass Health Corp.	108,800	13,819,776
GE HealthCare Technologies, Inc. (a)	90,454	6,793,095
Hologic, Inc. (a)	968,400	65,357,316
IDEXX Laboratories, Inc. (a)	25,953	16,581,112
Insmed, Inc. (a)	44,521	6,411,469
Ionis Pharmaceuticals, Inc. (a)	581,216	38,023,151
Masimo Corp. (a)	43,000	6,344,650
Mettler-Toledo International, Inc. (a)	42,078	51,655,374
Molina Healthcare, Inc. (a)	67,900	12,993,344
Natera, Inc. (a)	54,031	8,697,370
Quidelortho Corp. (a) (b)	258,100	7,601,045
ResMed, Inc.	37,380	10,232,027
Revolution Medicines, Inc. (a)	151,500	7,075,050
Steris PLC	38,389	9,498,974
Teleflex, Inc.	234,900	28,742,364
United Therapeutics Corp. (a)	30,271	12,689,906
Vaxcyte, Inc. (a)	198,371	7,145,324
Veeva Systems, Inc. Class A (a)	263,642	78,541,588
West Pharmaceutical Services, Inc.	36,900	9,679,977
		730,449,729
Industrials — 17.3%
AGCO Corp. (b)	60,008	6,425,057
API Group Corp. (a)	263,912	9,070,655
ATI, Inc. (a)	146,287	11,898,985
Booz Allen Hamilton Holding Corp.	220,500	22,038,975
Broadridge Financial Solutions, Inc.	45,300	10,789,101
Builders FirstSource, Inc. (a)	157,629	19,112,516
BWX Technologies, Inc.	165,957	30,597,492
CACI International, Inc. Class A (a) (b)	13,229	6,598,361
Cintas Corp.	33,152	6,804,780
Equifax, Inc.	115,853	29,719,770

	Number of Shares	Value
Esab Corp.	271,166	$30,300,089
Ferguson Enterprises, Inc.	139,900	31,418,742
Firefly Aerospace, Inc. (a)	45,054	1,320,983
Fortive Corp.	197,975	9,698,795
FTAI Aviation Ltd.	156,740	26,153,636
IDEX Corp.	31,400	5,110,664
Ingersoll Rand, Inc.	448,100	37,022,022
ITT, Inc.	103,300	18,465,908
JB Hunt Transport Services, Inc.	52,743	7,076,528
Knight-Swift Transportation Holdings, Inc.	59,318	2,343,654
L3Harris Technologies, Inc.	33,268	10,160,380
Old Dominion Freight Line, Inc.	172,000	24,214,160
Paylocity Holding Corp. (a)	192,625	30,679,384
Quanta Services, Inc.	73,468	30,446,609
QXO, Inc. (a) (b)	346,994	6,613,706
RBC Bearings, Inc. (a)	23,830	9,300,611
Rocket Lab Corp. (a) (b)	170,932	8,189,352
Rollins, Inc.	206,862	12,151,074
StandardAero, Inc. (a)	462,018	12,608,471
Textron, Inc.	422,000	35,654,780
TransUnion	475,704	39,854,481
Trex Co., Inc. (a)	100,515	5,193,610
UL Solutions, Inc. Class A (b)	209,783	14,865,223
Veralto Corp.	174,700	18,624,767
Vertiv Holdings Co. Class A	132,718	20,021,837
Waste Connections, Inc.	62,977	11,071,357
XPO, Inc. (a) (b)	352,718	45,595,856
		657,212,371
Information Technology — 21.8%
Allegro MicroSystems, Inc. (a) (b)	213,590	6,236,828
Amphenol Corp. Class A	417,736	51,694,830
AppLovin Corp. Class A (a)	34,206	24,578,379
Arista Networks, Inc. (a)	50,278	7,326,007
Atlassian Corp. Class A (a)	104,005	16,609,599
Aurora Innovation, Inc. (a)	750,022	4,042,619
CCC Intelligent Solutions Holdings, Inc. (a) (b)	3,007,214	27,395,720
CDW Corp.	36,365	5,792,217
Cloudflare, Inc. Class A (a)	72,933	15,650,693
Corning, Inc.	216,400	17,751,292
Datadog, Inc. Class A (a)	45,945	6,542,568
Dolby Laboratories, Inc. Class A	84,566	6,120,041
EPAM Systems, Inc. (a)	18,412	2,776,346
Fair Isaac Corp. (a)	4,518	6,761,323

The accompanying notes are an integral part of the financial statements.
16

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Fortinet, Inc. (a)	73,592	$6,187,615
Guidewire Software, Inc. (a)	56,227	12,924,338
HubSpot, Inc. (a)	35,948	16,816,474
Keysight Technologies, Inc. (a)	171,100	29,928,812
KLA Corp.	6,199	6,686,241
Lattice Semiconductor Corp. (a) (b)	833,389	61,104,082
MACOM Technology Solutions Holdings, Inc. (a)	163,500	20,354,115
Manhattan Associates, Inc. (a)	96,900	19,862,562
Marvell Technology, Inc.	191,495	16,098,985
Microchip Technology, Inc.	484,700	31,127,434
Monday.com Ltd. (a)	54,300	10,517,367
MongoDB, Inc. (a)	55,372	17,186,361
Monolithic Power Systems, Inc.	64,706	59,570,932
Netskope, Inc. Class A (a)	157,377	3,577,179
NXP Semiconductors NV	89,300	20,336,289
Onestream, Inc. (a)	309,819	5,709,964
PTC, Inc. (a)	322,106	65,393,960
Pure Storage, Inc. Class A (a)	436,795	36,607,789
Ralliant Corp.	140,871	6,160,289
Snowflake, Inc. Class A (a)	41,166	9,284,991
Teradyne, Inc.	285,791	39,336,273
Twilio, Inc. Class A (a)	45,441	4,548,190
Tyler Technologies, Inc. (a)	95,100	49,752,516
Unity Software, Inc. (a)	375,352	15,029,094
Zoom Communications, Inc. (a)	212,000	17,490,000
Zscaler, Inc. (a)	160,267	48,025,609
		828,895,923
Materials — 2.8%
Avery Dennison Corp.	169,000	27,406,730
Ball Corp.	355,500	17,924,310
Eagle Materials, Inc.	57,741	13,455,963
Martin Marietta Materials, Inc.	53,800	33,909,064
Sealed Air Corp. (b)	391,500	13,839,525
		106,535,592
Real Estate — 0.8%
CoStar Group, Inc. (a)	273,458	23,071,652
First Industrial Realty Trust, Inc.	133,958	6,894,818
		29,966,470

	Number of Shares	Value
Utilities — 0.7%
Vistra Corp.	130,236	$25,515,837
TOTAL COMMON STOCK (Cost $3,067,765,878)		3,738,217,763
TOTAL EQUITIES (Cost $3,067,765,878)		3,738,217,763
TOTAL LONG-TERM INVESTMENTS (Cost $3,067,765,878)		3,738,217,763
Short-Term Investments — 2.0%
Investment of Cash Collateral from Securities Loaned — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.166% (c)	828,133	828,133
Mutual Fund — 0.0%
T. Rowe Price Treasury Reserve Fund, 1.148% (d)	383	383

	Principal Amount
Repurchase Agreement — 2.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/25, 2.500%, due 10/01/25 (e)	$77,321,206	77,321,206
TOTAL SHORT-TERM INVESTMENTS (Cost $78,149,722)		78,149,722
TOTAL INVESTMENTS — 100.5% (Cost $3,145,915,600) (f)		3,816,367,485
Other Assets/ (Liabilities) — (0.5)%		(20,082,858)
NET ASSETS — 100.0%		$3,796,284,627

The accompanying notes are an integral part of the financial statements.
17

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)
Abbreviation Legend

ADR	American Depositary Receipt
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2025, was $169,053,227 or 4.45% of net assets. The Fund received $173,398,995 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral and 7-day effective yield as of September 30, 2025. (Note 2).
(d)	Rate disclosed is the 7-day net yield as of September 30, 2025.
(e)
Maturity value of $77,326,576. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 4/15/27, and an aggregate market value, including accrued interest, of $78,867,754.

(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
18

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments

September 30, 2025

	Number of Shares	Value
Equities — 98.5%
Common Stock — 98.5%
Communication Services — 1.2%
Cargurus, Inc. (a)	107,184	$3,990,460
Cinemark Holdings, Inc.	63,208	1,771,088
Criteo SA Sponsored ADR (a)	27,094	612,325
MNTN, Inc. Class A (a)	16,951	314,441
		6,688,314
Consumer Discretionary — 10.8%
Abercrombie & Fitch Co. Class A (a)	17,585	1,504,397
Black Rock Coffee Bar, Inc. Class A (a)	28,994	691,797
Boot Barn Holdings, Inc. (a) (b)	29,786	4,936,136
Century Communities, Inc.	24,930	1,579,814
Champion Homes, Inc. (a)	55,183	4,214,326
Cheesecake Factory, Inc.	28,481	1,556,202
Duolingo, Inc. (a)	5,113	1,645,568
Dutch Bros, Inc. Class A (a)	33,858	1,772,128
Five Below, Inc. (a)	12,063	1,866,146
Genius Sports Ltd. (a)	240,982	2,983,357
Goodyear Tire & Rubber Co. (a) (b)	137,974	1,032,045
H&R Block, Inc.	32,582	1,647,672
Life Time Group Holdings, Inc. (a)	67,501	1,863,028
Modine Manufacturing Co. (a) (b)	36,274	5,156,712
National Vision Holdings, Inc. (a)	68,211	1,991,079
Ollie’s Bargain Outlet Holdings, Inc. (a)	43,381	5,570,120
Patrick Industries, Inc.	23,223	2,401,955
Planet Fitness, Inc. Class A (a)	26,020	2,700,876
Shake Shack, Inc. Class A (a)	34,587	3,237,689
Sportradar Group AG Class A (a)	95,909	2,579,952
Stride, Inc. (a) (b)	27,455	4,089,148
Sweetgreen, Inc. Class A (a) (b)	25,480	203,330
Valvoline, Inc. (a)	34,154	1,226,470
Visteon Corp.	11,232	1,346,267
Wingstop, Inc. (b)	6,716	1,690,283
YETI Holdings, Inc. (a)	47,277	1,568,651
		61,055,148
Consumer Staples — 1.4%
BellRing Brands, Inc. (a)	25,275	918,746
Chefs’ Warehouse, Inc. (a)	26,535	1,547,786
Freshpet, Inc. (a)	21,524	1,186,188
Guardian Pharmacy Services, Inc. Class A (a)	42,495	1,114,644
Oddity Tech Ltd. Class A (a)	14,267	888,834

	Number of Shares	Value
Vita Coco Co., Inc. (a)	31,028	$1,317,759
Vital Farms, Inc. (a)	24,131	992,991
		7,966,948
Energy — 2.7%
Archrock, Inc.	73,071	1,922,498
Cactus, Inc. Class A	60,242	2,377,752
Gulfport Energy Corp. (a)	14,157	2,562,134
Magnolia Oil & Gas Corp. Class A	68,802	1,642,304
TechnipFMC PLC	82,909	3,270,760
Viper Energy, Inc. Class A	95,102	3,634,798
		15,410,246
Financials — 12.7%
Accelerant Holdings Class A (a)	28,005	416,994
Ameris Bancorp	31,506	2,309,705
Assured Guaranty Ltd.	15,898	1,345,766
Bancorp, Inc. (a)	36,684	2,747,265
Banner Corp.	32,556	2,132,418
Beazley PLC	52,115	637,563
Bullish (a)	8,356	531,525
Cadence Bank	131,309	4,929,340
Dave, Inc. (a)	3,083	614,596
Enova International, Inc. (a)	14,264	1,641,644
Evercore, Inc. Class A	11,465	3,867,374
Figure Technology Solutions, Inc. Class A (a)	11,200	407,344
HA Sustainable Infrastructure Capital, Inc. (b)	124,999	3,837,469
Hamilton Insurance Group Ltd. Class B (a)	52,437	1,300,438
Hamilton Lane, Inc. Class A	38,345	5,168,522
Hancock Whitney Corp.	37,421	2,342,929
Kemper Corp.	22,355	1,152,400
Marex Group PLC	41,380	1,391,196
Mr. Cooper Group, Inc.	2,674	563,652
National Bank Holdings Corp. Class A	28,744	1,110,668
Palomar Holdings, Inc. (a)	10,663	1,244,905
Paymentus Holdings, Inc. Class A (a)	59,681	1,826,239
Perella Weinberg Partners	90,938	1,938,798
Piper Sandler Cos.	6,706	2,326,915
PJT Partners, Inc. Class A	30,366	5,396,949
Seacoast Banking Corp. of Florida	150,652	4,584,340
Simmons First National Corp. Class A	70,170	1,345,159
SiriusPoint Ltd. (a)	142,490	2,577,644
StepStone Group, Inc. Class A	109,487	7,150,596
UMB Financial Corp.	22,593	2,673,882

The accompanying notes are an integral part of the financial statements.
19

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Virtu Financial, Inc. Class A	26,534	$941,957
WisdomTree, Inc. (b)	101,928	1,416,799
		71,872,991
Health Care — 18.9%
Adaptive Biotechnologies Corp. (a)	46,755	699,455
ADMA Biologics, Inc. (a)	43,669	640,188
Akero Therapeutics, Inc. (a)	37,843	1,796,786
Alignment Healthcare, Inc. (a)	226,601	3,954,187
Amicus Therapeutics, Inc. (a)	82,515	650,218
Apellis Pharmaceuticals, Inc. (a)	40,332	912,713
Apogee Therapeutics, Inc. (a)	29,795	1,183,755
AtriCure, Inc. (a)	47,115	1,660,804
Avidity Biosciences, Inc. (a) (b)	57,464	2,503,707
Axsome Therapeutics, Inc. (a)	33,854	4,111,568
Bridgebio Pharma, Inc. (a)	64,085	3,328,575
BrightSpring Health Services, Inc. (a)	130,746	3,864,852
Caris Life Sciences, Inc. (a)	17,066	516,247
Celldex Therapeutics, Inc. (a)	35,170	909,848
CG oncology, Inc. (a) (b)	45,987	1,852,356
Crinetics Pharmaceuticals, Inc. (a) (b)	55,838	2,325,653
Cytokinetics, Inc. (a) (b)	41,293	2,269,463
Disc Medicine, Inc. (a) (b)	30,237	1,998,061
Encompass Health Corp.	39,458	5,011,955
Ensign Group, Inc.	10,978	1,896,669
GeneDx Holdings Corp. (a)	29,932	3,224,874
Glaukos Corp. (a)	44,365	3,617,966
Guardant Health, Inc. (a)	48,931	3,057,209
Halozyme Therapeutics, Inc. (a)	29,072	2,132,140
HealthEquity, Inc. (a)	47,056	4,459,497
Hims & Hers Health, Inc. (a) (b)	10,406	590,228
Insmed, Inc. (a)	55,893	8,049,151
Integer Holdings Corp. (a)	6,243	645,089
iRhythm Technologies, Inc. (a)	10,267	1,765,821
Kymera Therapeutics, Inc. (a)	34,607	1,958,756
Lantheus Holdings, Inc. (a)	26,301	1,348,978
Ligand Pharmaceuticals, Inc. (a) (b)	4,705	833,444
Madrigal Pharmaceuticals, Inc. (a)	3,458	1,586,046
Merit Medical Systems, Inc. (a)	37,422	3,114,633
Merus NV (a)	20,120	1,894,298
Mineralys Therapeutics, Inc. (a)	20,072	761,130
Mirum Pharmaceuticals, Inc. (a)	9,727	713,086
Nuvalent, Inc., Class A (a)	9,653	834,791
Option Care Health, Inc. (a)	54,680	1,517,917
PACS Group, Inc. (a)	55,246	758,528
PROCEPT BioRobotics Corp. (a) (b)	27,410	978,263

	Number of Shares	Value
Protagonist Therapeutics, Inc. (a)	31,367	$2,083,710
PTC Therapeutics, Inc. (a)	36,152	2,218,648
RadNet, Inc. (a) (b)	32,359	2,466,079
Repligen Corp. (a)	4,484	599,376
Revolution Medicines, Inc. (a)	60,513	2,825,957
Scholar Rock Holding Corp. (a)	40,546	1,509,933
Soleno Therapeutics, Inc. (a)	24,852	1,679,995
Spyre Therapeutics, Inc. (a) (b)	22,517	377,385
Structure Therapeutics, Inc. ADR (a) (b)	28,092	786,576
TransMedics Group, Inc. (a) (b)	9,897	1,110,443
Twist Bioscience Corp. (a)	17,612	495,602
Ultragenyx Pharmaceutical, Inc. (a)	14,432	434,115
Vaxcyte, Inc. (a)	22,635	815,313
Veracyte, Inc. (a) (b)	31,844	1,093,205
Waystar Holding Corp. (a)	57,918	2,196,251
		106,621,493
Industrials — 25.9%
AAON, Inc. (b)	18,333	1,713,035
AAR Corp. (a)	25,413	2,278,784
Acuity, Inc.	8,753	3,014,446
AeroVironment, Inc. (a) (b)	9,655	3,040,263
Alight, Inc. Class A	167,225	545,153
Ameresco, Inc. Class A (a)	97,278	3,266,595
Applied Industrial Technologies, Inc.	17,508	4,570,463
Archer Aviation, Inc. Class A (a) (b)	105,992	1,015,403
Argan, Inc.	8,604	2,323,510
ATI, Inc. (a)	31,926	2,596,861
Atmus Filtration Technologies, Inc.	42,218	1,903,610
Bloom Energy Corp. (a) (b)	14,759	1,248,169
Boise Cascade Co.	16,818	1,300,368
Carpenter Technology Corp.	19,283	4,734,748
Casella Waste Systems, Inc. Class A (a)	47,164	4,474,920
Comfort Systems USA, Inc.	1,492	1,231,169
Construction Partners, Inc. Class A (a) (b)	27,320	3,469,640
Crane Co.	20,032	3,688,692
Curtiss-Wright Corp.	13,790	7,487,143
DXP Enterprises, Inc. (a)	37,966	4,520,612
Embraer SA Sponsored ADR	57,304	3,464,027
Enpro, Inc.	11,056	2,498,656
Esab Corp.	17,062	1,906,508
ESCO Technologies, Inc.	26,604	5,616,370
Everus Construction Group, Inc. (a)	13,943	1,195,612
Exlservice Holdings, Inc. (a)	67,838	2,986,907

The accompanying notes are an integral part of the financial statements.
20

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Federal Signal Corp.	19,384	$2,306,502
Fluor Corp. (a)	37,947	1,596,430
GATX Corp.	12,599	2,202,305
GEO Group, Inc. (a)	3,540	72,535
Karman Holdings, Inc. (a)	45,109	3,256,870
Kirby Corp. (a)	21,620	1,804,189
Korn Ferry	29,974	2,097,580
Leonardo DRS, Inc.	34,367	1,560,262
Lyft, Inc. (a)	51,767	1,139,392
McGrath RentCorp	14,126	1,656,980
Mercury Systems, Inc. (a)	22,874	1,770,448
Mueller Water Products, Inc. Class A	45,679	1,165,728
MYR Group, Inc. (a)	10,293	2,141,253
NEXTracker, Inc. Class A (a)	39,413	2,916,168
OPENLANE, Inc. (a)	50,363	1,449,447
Powell Industries, Inc. (b)	5,034	1,534,413
Primoris Services Corp.	30,726	4,219,602
Rocket Lab Corp. (a) (b)	70,153	3,361,030
Rush Enterprises, Inc. Class A	60,570	3,238,678
RXO, Inc. (a)	95,129	1,463,084
Ryder System, Inc.	13,104	2,471,939
SPX Technologies, Inc. (a)	20,652	3,857,381
StandardAero, Inc. (a)	44,053	1,202,206
Sterling Infrastructure, Inc. (a) (b)	13,559	4,605,721
Terex Corp. (b)	36,974	1,896,766
TriNet Group, Inc.	15,020	1,004,688
Verra Mobility Corp. (a)	243,724	6,019,983
Voyager Technologies, Inc. Class A (a)	33,130	986,611
WNS Holdings Ltd. (a)	19,541	1,490,392
Xometry, Inc. Class A (a) (b)	33,444	1,821,695
Zurn Elkay Water Solutions Corp.	82,845	3,896,200
		146,298,142
Information Technology — 18.4%
Advanced Energy Industries, Inc.	32,019	5,447,713
Agilysys, Inc. (a)	27,213	2,864,168
Allegro MicroSystems, Inc. (a)	56,365	1,645,858
Amplitude, Inc. Class A (a)	121,911	1,306,886
Appfolio, Inc. Class A (a)	8,209	2,262,893
AvePoint, Inc. (a)	334,367	5,018,849
Badger Meter, Inc.	6,644	1,186,486
Belden, Inc.	19,945	2,398,785
Calix, Inc. (a)	41,279	2,533,292
Cellebrite DI Ltd. (a)	123,921	2,296,256
Cirrus Logic, Inc. (a)	14,544	1,822,218
Clearwater Analytics Holdings, Inc. Class A (a)	57,057	1,028,167
Commvault Systems, Inc. (a)	17,823	3,364,626

	Number of Shares	Value
Crane NXT Co. (b)	29,920	$2,006,734
Credo Technology Group Holding Ltd. (a)	26,286	3,827,504
CyberArk Software Ltd. (a)	7,634	3,688,367
Fabrinet (a)	15,372	5,604,939
Freshworks, Inc. Class A (a)	244,875	2,882,179
Impinj, Inc. (a) (b)	11,409	2,062,177
Intapp, Inc. (a)	79,352	3,245,497
Itron, Inc. (a)	13,758	1,713,696
Lattice Semiconductor Corp. (a)	43,196	3,167,131
Life360, Inc. (a) (b)	11,108	1,180,780
Lumentum Holdings, Inc. (a) (b)	15,033	2,446,019
MACOM Technology Solutions Holdings, Inc. (a)	29,356	3,654,528
MKS, Inc. (b)	17,314	2,142,954
Netskope, Inc. Class A (a)	9,351	212,548
Nova Ltd. (a) (b)	9,747	3,115,726
Pegasystems, Inc.	41,598	2,391,885
Power Integrations, Inc.	21,108	848,753
Rubrik, Inc. Class A (a)	9,634	792,397
Sanmina Corp. (a)	13,252	1,525,438
Semtech Corp. (a)	31,410	2,244,244
ServiceTitan, Inc. Class A (a)	22,276	2,246,089
Silicon Motion Technology Corp. Sponsored ADR	18,606	1,764,035
SiTime Corp. (a) (b)	31,997	9,641,016
Tower Semiconductor Ltd. (a)	44,984	3,252,343
TTM Technologies, Inc. (a)	53,565	3,085,344
Universal Display Corp.	4,705	675,779
Viavi Solutions, Inc. (a)	122,027	1,548,523
		104,142,822
Materials — 2.0%
Cabot Corp.	63,630	4,839,062
Graphic Packaging Holding Co.	70,865	1,386,828
James Hardie Industries PLC (a)	126,439	2,428,893
MP Materials Corp. (a)	34,073	2,285,276
		10,940,059
Real Estate — 3.0%
American Healthcare REIT, Inc.	123,125	5,172,481
Douglas Emmett, Inc.	84,719	1,319,075
Essential Properties Realty Trust, Inc.	52,221	1,554,097
Highwoods Properties, Inc.	35,967	1,144,470
Independence Realty Trust, Inc.	85,980	1,409,212
Phillips Edison & Co., Inc.	116,968	4,015,511
Terreno Realty Corp.	29,118	1,652,447
Xenia Hotels & Resorts, Inc.	37,018	507,887
		16,775,180

The accompanying notes are an integral part of the financial statements.
21

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 1.5%
IDACORP, Inc.	19,867	$2,625,424
ONE Gas, Inc.	26,099	2,112,453
Talen Energy Corp. (a)	9,009	3,832,249
		8,570,126
TOTAL COMMON STOCK (Cost $452,105,007)		556,341,469
TOTAL EQUITIES (Cost $452,105,007)		556,341,469
Exchange-Traded Funds — 1.1%
iShares Russell 2000 ETF	20,722	5,013,895
iShares Russell 2000 Growth ETF (b)
	3,224	1,031,809
TOTAL EXCHANGE-TRADED FUNDS (Cost $5,999,049)		6,045,704
TOTAL LONG-TERM INVESTMENTS (Cost $458,104,056)		562,387,173
Short-Term Investments — 1.5%
Investment of Cash Collateral from Securities Loaned — 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.166% (c)	6,444,678	6,444,678

	Principal Amount
Repurchase Agreement — 0.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/25, 2.500%, due 10/01/25 (d)	$2,092,322	2,092,322
TOTAL SHORT-TERM INVESTMENTS (Cost $8,537,000)		8,537,000
TOTAL INVESTMENTS — 101.1% (Cost $466,641,056) (e)		570,924,173
Other Assets/ (Liabilities) — (1.1)%		(6,029,135)
NET ASSETS — 100.0%		$564,895,038

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2025, was $65,443,777 or 11.59% of net assets. The Fund received $60,157,480 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral and 7-day effective yield as of September 30, 2025. (Note 2).
(d)
Maturity value of $2,092,467. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 4/15/27, and an aggregate market value, including accrued interest, of $2,134,593.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
22

MassMutual Overseas Fund — Portfolio of Investments

September 30, 2025

	Number of Shares	Value
Equities — 98.5%
Common Stock — 97.9%
Australia — 1.3%
Glencore PLC	593,300	$2,741,787
Rio Tinto PLC	22,513	1,483,611
		4,225,398
Canada — 2.2%
Canadian National Railway Co. (a)	19,888	1,875,438
Intact Financial Corp.	7,176	1,396,167
Suncor Energy, Inc. (SU CN)	39,128	1,637,433
Toronto-Dominion Bank	28,475	2,276,854
		7,185,892
China — 3.0%
Alibaba Group Holding Ltd.	100,240	2,246,957
NetEase, Inc.	84,500	2,569,119
Prosus NV (PRX NA)	24,699	1,751,622
Tencent Holdings Ltd.	39,700	3,382,273
		9,949,971
Denmark — 2.1%
Carlsberg AS Class B	20,931	2,433,366
DSV AS	11,360	2,267,922
Novo Nordisk AS Class B	37,425	2,065,700
		6,766,988
Finland — 0.8%
Kone OYJ Class B	36,432	2,485,663
France — 17.3%
Accor SA	41,570	1,969,377
Air Liquide SA	29,845	6,211,086
Airbus SE	9,345	2,184,537
BNP Paribas SA	77,193	7,036,776
Capgemini SE	37,216	5,415,565
Cie de Saint-Gobain SA	32,372	3,526,628
Cie Generale des Etablissements Michelin SCA	42,213	1,516,263
Danone SA	17,200	1,498,539
Dassault Systemes SE	94,972	3,194,764
Edenred SE	112,911	2,690,424
Engie SA	157,118	3,370,272
EssilorLuxottica SA	4,364	1,423,432
Kering SA	7,535	2,511,011
Legrand SA	14,875	2,481,319
LVMH Moet Hennessy Louis Vuitton SE	8,189	5,010,719
Pernod Ricard SA	48,462	4,765,040

	Number of Shares	Value
Publicis Groupe SA	17,069	$1,638,402
Worldline SA (a) (b) (c)	49,966	161,489
		56,605,643
Germany — 11.8%
adidas AG	13,905	2,932,863
Allianz SE Registered	2,990	1,256,824
Aumovio SE (b)	12,950	533,942
Bayer AG Registered	70,325	2,331,724
Bayerische Motoren Werke AG	23,005	2,308,409
Beiersdorf AG	23,328	2,440,636
Brenntag SE	38,000	2,277,244
Continental AG	25,899	1,707,496
Daimler Truck Holding AG	43,861	1,807,286
Deutsche Boerse AG	14,774	3,959,308
Fresenius Medical Care AG	29,212	1,532,803
Fresenius SE & Co. KGaA	31,900	1,776,542
Mercedes Benz Group AG	15,073	947,079
Merck KGaA	22,869	2,941,634
MTU Aero Engines AG	4,246	1,948,796
SAP SE	20,975	5,623,222
Siemens Healthineers AG (c)	17,600	952,150
thyssenkrupp AG	101,817	1,396,391
		38,674,349
Hong Kong — 2.0%
AIA Group Ltd.	336,800	3,228,308
Prudential PLC	236,782	3,333,071
		6,561,379
India — 0.9%
Axis Bank Ltd.	104,905	1,336,746
HDFC Bank Ltd.	100,658	1,080,145
Tata Consultancy Services Ltd.	17,227	561,013
		2,977,904
Indonesia — 0.5%
Bank Mandiri Persero Tbk. PT	6,466,000	1,712,470
Ireland — 1.0%
AIB Group PLC	347,025	3,149,331
Israel — 0.9%
Check Point Software Technologies Ltd. (b)	15,009	3,105,512
Italy — 3.7%
Eni SpA	138,368	2,416,149
Intesa Sanpaolo SpA	747,747	4,944,936
Ryanair Holdings PLC Sponsored ADR	76,310	4,595,388
		11,956,473

The accompanying notes are an integral part of the financial statements.
23

MassMutual Overseas Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Japan — 15.3%
Asahi Group Holdings Ltd.	121,800	$1,461,392
Daikin Industries Ltd. (a)	20,200	2,324,050
Denso Corp.	168,700	2,429,380
FUJIFILM Holdings Corp.	93,800	2,337,359
Fujitsu Ltd.	52,500	1,234,398
Hitachi Ltd.	199,700	5,244,123
Hoya Corp.	8,400	1,160,379
Komatsu Ltd.	37,900	1,318,784
Kose Corp.	18,700	750,750
LY Corp.	646,000	2,083,260
Mitsubishi Electric Corp.	149,300	3,886,793
Mitsubishi Estate Co. Ltd.	48,400	1,114,585
Olympus Corp.	141,900	1,797,829
Seven & i Holdings Co. Ltd.	168,200	2,262,169
Shin-Etsu Chemical Co. Ltd.	95,200	3,115,196
SMC Corp. (a)	5,900	1,805,451
Sompo Holdings, Inc.	80,300	2,480,043
Sony Financial Group, Inc. (b)	40,976	45,441
Sony Group Corp.	160,600	4,608,451
Sumitomo Mitsui Financial Group, Inc.	114,600	3,208,049
Suzuki Motor Corp.	145,700	2,123,830
Terumo Corp.	99,400	1,640,476
ZOZO, Inc. (a)	170,100	1,562,574
		49,994,762
Luxembourg — 0.4%
Eurofins Scientific SE	19,955	1,452,753
Mexico — 0.5%
Fomento Economico Mexicano SAB de CV Sponsored ADR	15,000	1,479,450
Netherlands — 3.3%
Akzo Nobel NV	28,625	2,038,983
ASML Holding NV	1,805	1,747,403
ASR Nederland NV	24,500	1,667,369
EXOR NV	1,579	155,034
ING Groep NV	151,926	3,959,349
Koninklijke Ahold Delhaize NV	29,100	1,177,273
		10,745,411
Portugal — 0.5%
Galp Energia SGPS SA	90,459	1,715,231
Republic of Korea — 0.7%
KB Financial Group, Inc.	26,500	2,188,572

	Number of Shares	Value
Singapore — 0.7%
DBS Group Holdings Ltd.	62,050	$2,457,485
Spain — 1.1%
Amadeus IT Group SA	44,401	3,514,198
Sweden — 1.3%
Hexagon AB Class A	135,300	1,622,993
Sandvik AB	44,300	1,240,579
SKF AB Class B	9,875	246,417
Volvo AB Class B	40,100	1,156,429
		4,266,418
Switzerland — 4.6%
Cie Financiere Richemont SA Registered Class A	34,750	6,667,791
Sonova Holding AG Registered	4,215	1,154,924
UBS Group AG Registered	95,228	3,914,690
Zurich Insurance Group AG	4,808	3,431,820
		15,169,225
Taiwan — 1.6%
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	18,865	5,268,806
United Kingdom — 10.9%
Ashtead Group PLC	41,064	2,759,515
British American Tobacco PLC	54,602	2,897,520
Bunzl PLC	27,500	868,160
Compass Group PLC	127,342	4,338,484
Diageo PLC	52,300	1,245,044
Flutter Entertainment PLC (b)	4,417	1,121,918
Intertek Group PLC	5,900	377,160
London Stock Exchange Group PLC	20,741	2,381,732
NatWest Group PLC	433,681	3,044,043
Reckitt Benckiser Group PLC	33,965	2,623,141
RELX PLC	69,109	3,300,798
Rentokil Initial PLC	215,738	1,090,175
Rolls-Royce Holdings PLC	391,909	6,274,382
Schroders PLC	171,381	868,154
Tesco PLC	415,157	2,488,556
		35,678,782
United States — 9.5%
CNH Industrial NV	247,597	2,686,428
Experian PLC	71,075	3,579,497
Linde PLC (LIN US)	1,359	645,525
Nestle SA Registered	43,447	3,990,963

The accompanying notes are an integral part of the financial statements.
24

MassMutual Overseas Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Novartis AG Registered	45,685	$5,874,658
Qiagen NV	34,583	1,535,968
Roche Holding AG	20,252	6,665,566
Schneider Electric SE	22,229	6,275,369
		31,253,974
TOTAL COMMON STOCK (Cost $247,694,610)		320,542,040
Preferred Stock — 0.6%
Republic of Korea — 0.6%
Samsung Electronics Co. Ltd. 2.194%	42,450	2,018,127
TOTAL PREFERRED STOCK (Cost $1,857,497)		2,018,127
TOTAL EQUITIES (Cost $249,552,107)		322,560,167
TOTAL LONG-TERM INVESTMENTS (Cost $249,552,107)		322,560,167
Short-Term Investments — 2.2%
Investment of Cash Collateral from Securities Loaned — 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.166% (d)	3,609,505	3,609,505

	Principal Amount
Repurchase Agreement — 1.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/25, 2.500%, due 10/01/25 (e)	$3,600,462	3,600,462
TOTAL SHORT-TERM INVESTMENTS (Cost $7,209,967)		7,209,967
TOTAL INVESTMENTS — 100.7% (Cost $256,762,074) (f)		329,770,134
Other Assets/ (Liabilities) — (0.7)%		(2,366,621)
NET ASSETS — 100.0%		$327,403,513

Abbreviation Legend

ADR	American Depositary Receipt
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2025, was $5,498,481 or 1.68% of net assets. The Fund received $2,127,305 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(b)	Non-income producing security.
(c)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2025, the aggregate market value of these securities amounted to $1,113,639 or 0.34% of net assets.

(d)	Represents investment of security lending cash collateral and 7-day effective yield as of September 30, 2025. (Note 2).
(e)
Maturity value of $3,600,712. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 4/15/27, and an aggregate market value, including accrued interest, of $3,672,814.

(f)	See Note 6 for aggregate cost for federal tax purposes.
Sector weightings, as a percentage of net assets, is as follows:

Industrials	21.3%
Financials	20.6%
Consumer Discretionary	15.2%
Health Care	10.5%
Information Technology	9.8%
Consumer Staples	9.6%
Materials	5.4%
Communication Services	3.0%
Energy	1.8%
Utilities	1.0%
Real Estate	0.3%
Total Long-Term Investments	98.5%
Short-Term Investments and Other Assets and Liabilities	1.5%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.
25

MassMutual Funds

Statements of Assets and Liabilities
September 30, 2025

	MassMutual Diversified Value Fund	MM S&P 500 Index Fund
Assets:
Investments, at value (Note 2) (a)	$ 450,789,068	$ 2,249,293,675
Repurchase agreements, at value (Note 2) (b)	—	2,227,242
Total investments (c)	450,789,068	2,251,520,917
Cash	—	12,190
Foreign currency, at value (d)	—	—
Receivables from:
Investments sold
Regular delivery	3,101,894	—
Fund shares sold	90,923	1,252,586
Variation margin on open derivative instruments (Note 2)	—	5,388
Interest and dividends	362,974	936,549
Foreign tax reclaims	231,496	—
Cash collateral pledged for open derivatives (Note 2)	—	280,000
Prepaid expenses	56,779	46,446
Total assets	454,633,134	2,254,054,076
Liabilities:
Payables for:
Investments purchased
Regular delivery	—	—
Fund shares redeemed	497,903	4,761,124
Trustees’ fees and expenses (Note 3)	261,335	392,924
Affiliates (Note 3):
Administration fees	81,708	367,292
Investment advisory fees	248,773	196,410
Service fees	68,737	467,764
Distribution fees	5,963	226,068
Cash collateral held for securities on loan (Note 2)	176,426	246,110
Due to custodian	703,653	—
Merger fees	110,002	—
Accrued expense and other liabilities	121,943	129,621
Total liabilities	2,276,443	6,787,313
Net assets	$452,356,691	$2,247,266,763
Net assets consist of:
Paid-in capital	$400,314,785	$689,807,188
Accumulated earnings (loss)	52,041,906	1,557,459,575
Net assets	$452,356,691	$2,247,266,763
(a) Cost of investments:	$403,557,523	$997,383,649
(b) Cost of repurchase agreements:	$—	$2,227,242
(c) Securities on loan with market value of:	$3,201,629	$2,673,215
(d) Cost of foreign currency:	$—	$—

The accompanying notes are an integral part of the financial statements.
26

MassMutual Blue Chip Growth Fund	MassMutual Mid Cap Growth Fund	MassMutual Small Cap Growth Equity Fund	MassMutual Overseas Fund

$ 2,172,060,982	$ 3,739,046,279	$ 568,831,851	$ 326,169,672
15,027,087	77,321,206	2,092,322	3,600,462
2,187,088,069	3,816,367,485	570,924,173	329,770,134
671,762	—	1	10,782
1	—	14	218,659

—	12,022,049	2,681,331	669,634
831,136	1,992,294	470,112	159,380
—	—	—	—
318,292	813,197	254,847	685,306
2,130,780	27,052	—	3,535,758
—	—	—	—
44,344	52,298	54,224	48,726
2,191,084,384	3,831,274,375	574,384,702	335,098,379

—	2,331,503	1,224,223	643,645
2,511,892	28,054,714	1,178,463	2,929,177
354,093	590,973	102,829	83,526

173,843	163,833	33,069	32,520
1,179,437	2,109,222	389,060	137,815
121,840	73,652	23,262	22,107
26,439	9,859	3,356	3,396
2,467,188	828,133	6,444,678	3,609,505
—	536,796	—	—
—	—	—	—
150,177	291,063	90,724	233,175
6,984,909	34,989,748	9,489,664	7,694,866
$2,184,099,475	$3,796,284,627	$564,895,038	$327,403,513

$511,100,889	$2,621,474,435	$371,590,087	$210,307,637
1,672,998,586	1,174,810,192	193,304,951	117,095,876
$2,184,099,475	$3,796,284,627	$564,895,038	$327,403,513
$1,098,125,980	$3,068,594,394	$464,548,734	$253,161,612
$15,027,087	$77,321,206	$2,092,322	$3,600,462
$6,848,938	$169,053,227	$65,443,777	$5,498,481
$1	$—	$15	$218,621

The accompanying notes are an integral part of the financial statements.
27

MassMutual Funds (Continued)

Statements of Assets and Liabilities
September 30, 2025

	MassMutual Diversified Value Fund	MM S&P 500 Index Fund
Class I shares:
Net assets	$ 93,376,143	$ 519,069,952
Shares outstanding (a)	11,516,519	31,221,826
Net asset value, offering price and redemption price per share	$8.11	$16.63
Class R5 shares:
Net assets	$140,690,230	$403,951,001
Shares outstanding (a)	17,195,155	24,046,237
Net asset value, offering price and redemption price per share	$8.18	$16.80
Service Class shares:
Net assets	$42,740,472	$305,928,407
Shares outstanding (a)	5,219,225	18,106,487
Net asset value, offering price and redemption price per share	$8.19	$16.90
Administrative Class shares:
Net assets	$65,100,496	$256,710,932
Shares outstanding (a)	7,800,140	16,008,562
Net asset value, offering price and redemption price per share	$8.35	$16.04
Class R4 shares:
Net assets	$16,387,381	$355,844,223
Shares outstanding (a)	2,086,824	23,003,431
Net asset value, offering price and redemption price per share	$7.85	$15.47
Class A shares:
Net assets	$84,261,889	$32,920,971
Shares outstanding (a)	10,304,082	2,170,599
Net asset value and redemption price per share	$8.18	$15.17
Maximum Offering price per share (100/[100-maximum sales charge] of net asset value)	$8.66	$16.05
Class R3 shares:
Net assets	$9,593,387	$372,841,277
Shares outstanding (a)	1,192,221	26,305,260
Net asset value, offering price and redemption price per share	$8.05	$14.17
Class Y shares:
Net assets	$206,693
Shares outstanding (a)	25,264
Net asset value, offering price and redemption price per share	$8.18

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.
28

MassMutual Blue Chip Growth Fund	MassMutual Mid Cap Growth Fund	MassMutual Small Cap Growth Equity Fund	MassMutual Overseas Fund

$1,297,133,112	$2,777,304,878	$394,329,710	$172,289,966
47,665,950	139,045,931	22,962,489	17,281,919
$27.21	$19.97	$17.17	$9.97

$280,015,795	$691,272,836	$103,258,190	$73,377,892
10,386,445	35,571,112	6,201,298	7,319,253
$26.96	$19.43	$16.65	$10.03

$203,177,792	$118,295,645	$11,728,085	$32,886,004
7,740,256	6,463,237	789,750	3,309,754
$26.25	$18.30	$14.85	$9.94

$206,627,941	$94,917,999	$17,831,470	$13,488,845
8,204,087	5,774,093	1,375,779	1,339,462
$25.19	$16.44	$12.96	$10.07

$64,504,546	$32,234,879	$15,947,266	$13,331,457
2,905,239	2,364,372	1,599,423	1,410,963
$22.20	$13.63	$9.97	$9.45

$89,743,652	$66,325,404	$16,254,479	$16,413,673
4,060,425	4,991,482	1,667,363	1,679,444
$22.10	$13.29	$9.75	$9.77
$23.39	$14.06	$10.32	$10.34

$42,564,837	$15,829,848	$5,342,843	$5,496,564
2,374,692	1,505,057	781,204	573,574
$17.92	$10.52	$6.84	$9.58

$331,800	$103,138	$202,995	$119,112
12,305	5,308	12,194	11,891
$26.96	$19.43	$16.65	$10.02

The accompanying notes are an integral part of the financial statements.
29

MassMutual Funds (Continued)

Statements of Operations
For the Year Ended September 30, 2025

	MassMutual Diversified Value Fund+	MM S&P 500 Index Fund
Investment income (Note 2):
Dividends (a)	$10,712,430	$29,207,613
Interest	61,281	289,407
Securities lending net income	2,854	4,137
Total investment income	10,776,565	29,501,157
Expenses (Note 3):
Investment advisory fees	2,133,233	2,252,423
Custody and overdraft fees	41,646	156,608
Audit and tax fees	25,930	59,136
Legal fees	30,904	97,665
Proxy fees	1,758	1,917
Accounting & Administration fees	32,510	80,738
Shareholder reporting fees	35,963	118,819
Trustees’ fees	49,584	262,958
Registration and filing fees	163,530	117,393
Transfer agent fees	1,882	1,444
Merger fees	15,000	—
	2,531,940	3,149,101
Administration fees:
Class R5	94,263	397,801
Service Class	85,564	748,069
Administrative Class	116,399	882,988
Class R4	24,362	858,075
Class A	131,163	98,732
Class R3	7,159	839,962
Class Y	181	—
Distribution and Service fees:
Class R4	30,452	858,075
Class A	131,163	70,523
Class R3	17,898	1,679,924
Total expenses	3,170,544	9,583,250
Expenses waived (Note 3):
Class I fees reimbursed by adviser	—	—
Class R5 fees reimbursed by adviser	—	—
Service Class fees reimbursed by adviser	—	—
Administrative Class fees reimbursed by adviser	—	—
Class R4 fees reimbursed by adviser	—	—
Class A fees reimbursed by adviser	—	—
Class R3 fees reimbursed by adviser	—	—
Class Y fees reimbursed by adviser	—	—
Net expenses:	3,170,544	9,583,250
Net investment income (loss)	7,606,021	19,917,907

The accompanying notes are an integral part of the financial statements.
30

MassMutual Blue Chip Growth Fund	MassMutual Mid Cap Growth Fund	MassMutual Small Cap Growth Equity Fund	MassMutual Overseas Fund

$11,632,240	$23,516,837	$3,826,581	$9,909,251
733,776	2,822,283	257,469	544,218
56,637	304,947	118,187	43,490
12,422,653	26,644,067	4,202,237	10,496,959

14,428,916	28,508,581	5,096,792	3,201,173
127,703	247,941	86,455	122,977
57,501	61,971	55,564	96,371
127,194	223,675	32,581	20,555
1,711	1,917	1,917	1,917
85,279	141,674	37,263	31,496
104,176	287,495	69,695	48,997
279,085	517,677	68,988	47,004
123,671	134,794	126,388	121,028
1,970	1,444	1,444	1,444
—	—	—	—
15,337,206	30,127,169	5,577,087	3,692,962

292,574	768,092	94,045	109,932
369,128	254,267	23,071	62,736
594,750	310,292	51,385	38,971
116,872	73,562	30,347	27,500
222,933	175,496	40,339	38,164
84,331	32,303	9,282	10,334
271	102	192	109

146,090	91,952	37,933	34,375
222,933	175,496	40,339	38,165
210,828	80,758	23,204	25,834
17,597,916	32,089,489	5,927,224	4,079,082

—	(629,902)	—	(281,509)
—	(145,268)	—	(144,345)
—	(24,643)	—	(42,304)
—	(20,023)	—	(17,530)
—	(7,079)	—	(18,448)
—	(13,736)	—	(20,603)
—	(3,167)	—	(6,920)
—	(23)	—	(144)
17,597,916	31,245,648	5,927,224	3,547,279
(5,175,263)	(4,601,581)	(1,724,987)	6,949,680

The accompanying notes are an integral part of the financial statements.
31

MassMutual Funds (Continued)

Statements of Operations
For the Year Ended September 30, 2025

	MassMutual Diversified Value Fund+	MM S&P 500 Index Fund
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	$81,574,084	$345,637,448
Futures contracts	—	1,936,552
Foreign currency transactions	57	—
Net realized gain (loss)	81,574,141	347,574,000
Net change in unrealized appreciation (depreciation) on:
Investment transactions	(38,862,014)	(16,779,881)
Futures contracts	—	(131,011)
Translation of assets and liabilities in foreign currencies	12,185	—
Net change in unrealized appreciation (depreciation)	(38,849,829)	(16,910,892)
Net realized gain (loss) and change in unrealized appreciation (depreciation)	42,724,312	330,663,108
Net increase (decrease) in net assets resulting from operations	$50,330,333	$350,581,015
(a) Net of foreign withholding tax of:	$45	$6,731
* Net of increase (decrease) in accrued foreign capital gains tax of:	$—	$—

+
Effective September 15, 2025, the MassMutual Equity Opportunities Fund reorganized into the MassMutual Diversified Value Fund. Prior to September 15, 2025, information provided reflects MassMutual Diversified Value Fund, which was the accounting and performance survivor of the reorganization. Please reference Note 7 “Acquisition of MassMutual Equity Opportunities Fund” in the Notes to the Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.
32

MassMutual Blue Chip Growth Fund	MassMutual Mid Cap Growth Fund	MassMutual Small Cap Growth Equity Fund	MassMutual Overseas Fund

$715,240,775	$659,788,564	$112,021,847	$54,314,679
—	—	—	—
(210)	26	429	(9,574)
715,240,565	659,788,590	112,022,276	54,305,105

(177,236,898)	(502,199,248)	(70,523,858)	(30,320,905) *
—	—	—	—
—	—	—	159,799
(177,236,898)	(502,199,248)	(70,523,858)	(30,161,106)
538,003,667	157,589,342	41,498,418	24,143,999
$532,828,404	$152,987,761	$39,773,431	$31,093,679
$19,846	$104,876	$2,406	$1,247,832
$—	$—	$—	$190,118

The accompanying notes are an integral part of the financial statements.
33

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MassMutual Diversified Value Fund+
	Year Ended September 30, 2025	Year Ended September 30, 2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$7,606,021	$4,554,752
Net realized gain (loss)	81,574,141	47,477,835
Net change in unrealized appreciation (depreciation)	(38,849,829)	14,994,262
Net increase (decrease) in net assets resulting from operations	50,330,333	67,026,849
Distributions to shareholders (Note 2):
Class I	(51,431,579)	(30,192,742)
Class R5	(30,833,153)	(11,632,806)
Service Class	(11,758,224)	(3,628,326)
Administrative Class	(13,864,161)	(5,871,193)
Class R4	(3,880,486)	(2,738,796)
Class A	(16,843,140)	(6,693,237)
Class R3	(1,162,665)	(320,627)
Class Y	(62,044)	(30,775)
Total distributions	(129,835,452)	(61,108,502)
Net fund share transactions (Note 5):
Class I	(273,304,334)	213,839,406
Class R5	73,013,747	41,734,075
Service Class	5,215,757	33,326,181
Administrative Class	33,572,269	23,933,906
Class R4	4,879,566	4,483,777
Class A	46,678,941	26,761,117
Class R3	7,609,064	2,157,536
Class Y	59,578	97,246
Increase (decrease) in net assets from fund share transactions	(102,275,412)	346,333,244
Total increase (decrease) in net assets	(181,780,531)	352,251,591
Net assets
Beginning of year	634,137,222	281,885,631
End of year	$452,356,691	$634,137,222

+
Effective September 15, 2025, the MassMutual Equity Opportunities Fund reorganized into the MassMutual Diversified Value Fund. Prior to September 15, 2025, information provided reflects MassMutual Diversified Value Fund, which was the accounting and performance survivor of the reorganization. Please reference Note 7 “Acquisition of MassMutual Equity Opportunities Fund” in the Notes to the Financial Statements for additional information.

Effective September 23, 2024, the MassMutual Fundamental Value Fund reorganized into the MassMutual Diversified Value Fund. Prior to September 23, 2024, information provided reflects MassMutual Diversified Value Fund, which was the accounting and performance survivor of the reorganization. Please reference Note 8 “Prior Year Acquisition of MassMutual Fundamental Value Fund and MassMutual Growth Opportunities Fund” in the Notes to the Financial Statements for additional information.
++
Effective September 23, 2024, the MassMutual Growth Opportunities Fund reorganized into the MassMutual Blue Chip Growth Fund. Prior to September 23, 2024, information provided reflects MassMutual Blue Chip Growth Fund, which was the accounting and performance survivor of the reorganization. Please reference Note 8 “Prior Year Acquisition of MassMutual Fundamental Value Fund and MassMutual Growth Opportunities Fund” in the Notes to the Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.
34

MM S&P 500 Index Fund		MassMutual Blue Chip Growth Fund++
Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024

$19,917,907	$27,474,308	$(5,175,263)	$(4,591,798)
347,574,000	523,916,328	715,240,565	343,693,826
(16,910,892)	224,028,002	(177,236,898)	538,507,391
350,581,015	775,418,638	532,828,404	877,609,419

(148,284,004)	(75,923,338)	(32,879,931)	(493,688,703)
(97,033,866)	(23,681,312)	(5,610,550)	(88,358,553)
(78,582,408)	(18,546,365)	(3,308,492)	(46,294,080)
(65,752,921)	(15,664,233)	(3,748,973)	(52,610,505)
(89,255,126)	(26,460,689)	(1,294,320)	(17,758,272)
(6,920,657)	(1,142,914)	(2,047,474)	(28,985,829)
(90,177,969)	(18,550,171)	(1,139,715)	(15,868,729)
—	—	(4,664)	(39,125)
(576,006,951)	(179,969,022)	(50,034,119)	(743,603,796)

(75,832,367)	(551,108,202)	(874,867,251)	315,902,918
42,585,720	(10,216,742)	(91,649,231)	31,786,833
12,927,493	(8,948,713)	(9,191,111)	34,280,597
14,424,662	(9,895,062)	(35,722,523)	42,495,134
8,438,899	(68,637,453)	(5,682,797)	12,394,743
10,514,978	5,486,683	(20,950,158)	9,821,162
84,274,152	16,804,542	(9,156,384)	11,801,082
—	—	30,380	121,749
97,333,537	(626,514,947)	(1,047,189,075)	458,604,218
(128,092,399)	(31,065,331)	(564,394,790)	592,609,841

2,375,359,162	2,406,424,493	2,748,494,265	2,155,884,424
$2,247,266,763	$2,375,359,162	$2,184,099,475	$2,748,494,265

The accompanying notes are an integral part of the financial statements.
35

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MassMutual Mid Cap Growth Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(4,601,581)	$(3,622,151)
Net realized gain (loss)	659,788,590	569,398,482
Net change in unrealized appreciation (depreciation)	(502,199,248)	515,835,529
Net increase (decrease) in net assets resulting from operations	152,987,761	1,081,611,860
Distributions to shareholders (Note 2):
Class I	(478,913,090)	(206,910,371)
Class R5	(107,689,368)	(46,174,720)
Service Class	(18,529,441)	(8,101,965)
Administrative Class	(17,063,745)	(7,794,010)
Class R4	(7,370,190)	(3,438,451)
Class A	(12,990,153)	(6,552,141)
Class R3	(3,576,753)	(1,457,171)
Class Y	(15,029)	(5,670)
Total distributions	(646,147,769)	(280,434,499)
Net fund share transactions (Note 5):
Class I	(720,634,635)	(480,095,622)
Class R5	(71,626,358)	(133,806,065)
Service Class	(12,647,422)	(15,419,008)
Administrative Class	(8,968,820)	(23,797,061)
Class R4	(7,417,113)	(6,963,994)
Class A	1,490,195	(19,509,408)
Class R3	1,340,730	(2,797,009)
Class Y	—	—
Increase (decrease) in net assets from fund share transactions	(818,463,423)	(682,388,167)
Total increase (decrease) in net assets	(1,311,623,431)	118,789,194
Net assets
Beginning of year	5,107,908,058	4,989,118,864
End of year	$3,796,284,627	$5,107,908,058

The accompanying notes are an integral part of the financial statements.
36

MassMutual Small Cap Growth Equity Fund		MassMutual Overseas Fund
Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024

$(1,724,987)	$(645,677)	$6,949,680	$7,699,602
112,022,276	62,290,704	54,305,105	18,259,386
(70,523,858)	144,712,832	(30,161,106)	68,050,112
39,773,431	206,357,859	31,093,679	94,009,100

(30,026,132)	—	(15,329,648)	(8,024,763)
(4,992,496)	—	(6,546,674)	(2,570,505)
(624,408)	—	(1,751,931)	(721,463)
(1,122,350)	—	(710,106)	(356,111)
(1,262,806)	—	(842,804)	(467,372)
(1,378,424)	—	(728,185)	(350,355)
(471,231)	—	(269,229)	(120,130)
(10,015)	—	(6,271)	(2,749)
(39,887,862)	—	(26,184,848)	(12,613,448)

(208,104,820)	(118,492,297)	(128,444,158)	(12,963,518)
1,424,086	(65,806,720)	(50,273,408)	5,743,386
(1,106,657)	(3,810,612)	(815,320)	687,725
31,904	(2,820,194)	(762,472)	(2,401,565)
29,815	366,176	(6,777,504)	(2,072,350)
(685,750)	(2,669,996)	(3,344)	(1,766,090)
1,122,158	(608,421)	(295,511)	(418,511)
192	71,099	—	—
(207,289,072)	(193,770,965)	(187,371,717)	(13,190,923)
(207,403,503)	12,586,894	(182,462,886)	68,204,729

772,298,541	759,711,647	509,866,399	441,661,670
$564,895,038	$772,298,541	$327,403,513	$509,866,399

The accompanying notes are an integral part of the financial statements.
37

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Diversified Value Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Class I
9/30/25	$10.46	$0.20	$0.93	$1.13	$(0.23)	$(3.25)	$(3.48)	$8.11	12.05%	$93,376	0.59%	1.99%
9/30/24	11.03	0.23	2.80	3.03	(0.44)	(3.16)	(3.60)	10.46	29.01%	395,525	0.64%	1.96%
9/30/23	10.87	0.26	1.39	1.65	(0.26)	(1.23)	(1.49)	11.03	14.93%	174,006	0.61%	2.31%
9/30/22	13.48	0.25	(1.15)	(0.90)	(0.26)	(1.45)	(1.71)	10.87	(8.47%)	168,929	0.58%	1.97%
9/30/21	9.87	0.23	3.62	3.85	(0.24)	—	(0.24)	13.48	39.59%	230,230	0.57%	1.84%
Class R5
9/30/25	$10.51	$0.17	$0.96	$1.13	$(0.21)	$(3.25)	$(3.46)	$8.18	12.04%	$140,690	0.69%	1.76%
9/30/24	11.06	0.22	2.82	3.04	(0.43)	(3.16)	(3.59)	10.51	28.97%	87,691	0.75%	1.85%
9/30/23	10.90	0.25	1.39	1.64	(0.25)	(1.23)	(1.48)	11.06	14.76%	46,196	0.71%	2.21%
9/30/22	13.50	0.24	(1.15)	(0.91)	(0.24)	(1.45)	(1.69)	10.90	(8.48%)	48,259	0.68%	1.86%
9/30/21	9.89	0.22	3.62	3.84	(0.23)	—	(0.23)	13.50	39.38%	70,251	0.67%	1.74%
Service Class
9/30/25	$10.51	$0.17	$0.96	$1.13	$(0.20)	$(3.25)	$(3.45)	$8.19	11.98%	$42,740	0.79%	1.67%
9/30/24	11.06	0.20	2.83	3.03	(0.42)	(3.16)	(3.58)	10.51	28.86%	44,521	0.85%	1.74%
9/30/23	10.90	0.24	1.38	1.62	(0.23)	(1.23)	(1.46)	11.06	14.60%	11,363	0.81%	2.10%
9/30/22	13.50	0.23	(1.15)	(0.92)	(0.23)	(1.45)	(1.68)	10.90	(8.57%)	11,979	0.78%	1.77%
9/30/21	9.89	0.20	3.63	3.83	(0.22)	—	(0.22)	13.50	39.28%	15,170	0.77%	1.65%

	Year Ended September 30
	2025	2024	2023	2022	2021
Portfolio turnover rate	68%	46%	45%	43%	60%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.
38

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Administrative Class
9/30/25	$10.65	$0.16	$0.98	$1.14	$(0.19)	$(3.25)	$(3.44)	$8.35	11.92%	$65,100	0.89%	1.57%
9/30/24	11.17	0.20	2.85	3.05	(0.41)	(3.16)	(3.57)	10.65	28.74%	41,046	0.95%	1.64%
9/30/23	10.99	0.23	1.40	1.63	(0.22)	(1.23)	(1.45)	11.17	14.56%	17,730	0.91%	2.01%
9/30/22	13.61	0.21	(1.17)	(0.96)	(0.21)	(1.45)	(1.66)	10.99	(8.76%)	16,695	0.88%	1.66%
9/30/21	9.96	0.19	3.67	3.86	(0.21)	—	(0.21)	13.61	39.24%	21,354	0.87%	1.54%
Class R4
9/30/25	$10.19	$0.13	$0.93	$1.06	$(0.15)	$(3.25)	$(3.40)	$7.85	11.62%	$16,387	1.04%	1.41%
9/30/24	10.79	0.17	2.75	2.92	(0.36)	(3.16)	(3.52)	10.19	28.57%	13,949	1.09%	1.50%
9/30/23	10.66	0.21	1.35	1.56	(0.20)	(1.23)	(1.43)	10.79	14.35%	9,562	1.06%	1.87%
9/30/22	13.24	0.19	(1.12)	(0.93)	(0.20)	(1.45)	(1.65)	10.66	(8.83%)	8,853	1.03%	1.51%
9/30/21	9.70	0.17	3.57	3.74	(0.20)	—	(0.20)	13.24	39.00%	12,608	1.02%	1.39%
Class A
9/30/25	$10.49	$0.13	$0.97	$1.10	$(0.16)	$(3.25)	$(3.41)	$8.18	11.66%	$84,262	1.09%	1.35%
9/30/24	11.02	0.17	2.81	2.98	(0.35)	(3.16)	(3.51)	10.49	28.45%	48,480	1.16%	1.43%
9/30/23	10.86	0.20	1.38	1.58	(0.19)	(1.23)	(1.42)	11.02	14.25%	22,250	1.16%	1.77%
9/30/22	13.45	0.18	(1.15)	(0.97)	(0.17)	(1.45)	(1.62)	10.86	(8.93%)	21,805	1.13%	1.42%
9/30/21	9.85	0.16	3.63	3.79	(0.19)	—	(0.19)	13.45	38.84%	26,835	1.12%	1.29%
Class R3
9/30/25	$10.39	$0.11	$0.95	$1.06	$(0.15)	$(3.25)	$(3.40)	$8.05	11.38%	$9,593	1.29%	1.14%
9/30/24	10.91	0.15	2.79	2.94	(0.30)	(3.16)	(3.46)	10.39	28.30%	2,737	1.35%	1.25%
9/30/23	10.78	0.18	1.37	1.55	(0.19)	(1.23)	(1.42)	10.91	14.07%	684	1.31%	1.60%
9/30/22	13.35	0.16	(1.14)	(0.98)	(0.14)	(1.45)	(1.59)	10.78	(9.09%)	1,395	1.28%	1.31%
9/30/21	9.77	0.14	3.61	3.75	(0.17)	—	(0.17)	13.35	38.73%	1,082	1.27%	1.14%
Class Y
9/30/25	$10.51	$0.18	$0.95	$1.13	$(0.21)	$(3.25)	$(3.46)	$8.18	12.03%	$207	0.69%	1.77%
9/30/24	11.06	0.22	2.82	3.04	(0.43)	(3.16)	(3.59)	10.51	29.02%	188	0.75%	1.85%
9/30/23[g]	11.66	0.17	(0.77)aa	(0.60)	—	—	—	11.06	(5.15%)[b]	95	0.71%[a]	2.26%[a]

The accompanying notes are an integral part of the financial statements.
39

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MM S&P 500® Index Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Class I
9/30/25	$18.61	$0.18	$2.52	$2.70	$(0.25)	$(4.43)	$(4.68)	$16.63	17.39%	$519,070	0.14%	1.17%
9/30/24	14.69	0.22	4.81	5.03	(0.22)	(0.89)	(1.11)	18.61	36.07%	653,044	0.14%	1.34%
9/30/23	15.93	0.23	2.82	3.05	(0.28)	(4.01)	(4.29)	14.69	21.49%	985,761	0.14%	1.54%
9/30/22	21.46	0.27	(2.98)	(2.71)	(0.29)	(2.53)	(2.82)	15.93	(15.56%)	900,471	0.12%	1.36%
9/30/21	19.31	0.28	4.91	5.19	(0.39)	(2.65)	(3.04)	21.46	29.93%	1,495,161	0.12%	1.36%
Class R5
9/30/25	$18.75	$0.17	$2.54	$2.71	$(0.23)	$(4.43)	$(4.66)	$16.80	17.28%	$403,951	0.24%	1.07%
9/30/24	14.79	0.20	4.86	5.06	(0.21)	(0.89)	(1.10)	18.75	35.96%	395,100	0.24%	1.23%
9/30/23	16.00	0.21	2.85	3.06	(0.26)	(4.01)	(4.27)	14.79	21.40%	320,371	0.24%	1.44%
9/30/22	21.55	0.25	(3.01)	(2.76)	(0.26)	(2.53)	(2.79)	16.00	(15.68%)	300,070	0.22%	1.27%
9/30/21	19.38	0.26	4.93	5.19	(0.37)	(2.65)	(3.02)	21.55	29.78%	471,641	0.22%	1.26%
Service Class
9/30/25	$18.83	$0.15	$2.55	$2.70	$(0.20)	$(4.43)	$(4.63)	$16.90	17.12%	$305,928	0.39%	0.92%
9/30/24	14.85	0.18	4.87	5.05	(0.18)	(0.89)	(1.07)	18.83	35.74%	326,017	0.39%	1.08%
9/30/23	16.04	0.19	2.86	3.05	(0.23)	(4.01)	(4.24)	14.85	21.24%	263,472	0.39%	1.29%
9/30/22	21.60	0.22	(3.02)	(2.80)	(0.23)	(2.53)	(2.76)	16.04	(15.84%)	244,212	0.37%	1.12%
9/30/21	19.41	0.23	4.95	5.18	(0.34)	(2.65)	(2.99)	21.60	29.63%	371,149	0.37%	1.11%

	Year Ended September 30
	2025	2024	2023	2022	2021
Portfolio turnover rate	5%	4%	2%	2%	4%

c	Per share amount calculated on the average shares method.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
40

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Administrative Class
9/30/25	$18.10	$0.12	$2.43	$2.55	$(0.18)	$(4.43)	$(4.61)	$16.04	16.96%	$256,711	0.49%	0.82%
9/30/24	14.30	0.16	4.70	4.86	(0.17)	(0.89)	(1.06)	18.10	35.72%	268,409	0.49%	0.98%
9/30/23	15.59	0.17	2.76	2.93	(0.21)	(4.01)	(4.22)	14.30	21.04%	219,664	0.49%	1.19%
9/30/22	21.05	0.19	(2.92)	(2.73)	(0.20)	(2.53)	(2.73)	15.59	(15.88%)	213,739	0.47%	1.01%
9/30/21	18.99	0.20	4.83	5.03	(0.32)	(2.65)	(2.97)	21.05	29.45%	368,149	0.47%	1.01%
Class R4
9/30/25	$17.60	$0.10	$2.35	$2.45	$(0.15)	$(4.43)	$(4.58)	$15.47	16.78%	355,844	0.64%	0.67%
9/30/24	13.94	0.13	4.57	4.70	(0.15)	(0.89)	(1.04)	17.60	35.46%	382,613	0.64%	0.84%
9/30/23	15.29	0.15	2.70	2.85	(0.19)	(4.01)	(4.20)	13.94	20.87%	360,408	0.64%	1.04%
9/30/22	20.69	0.16	(2.87)	(2.71)	(0.16)	(2.53)	(2.69)	15.29	(16.01%)	333,263	0.62%	0.87%
9/30/21	18.71	0.17	4.75	4.92	(0.29)	(2.65)	(2.94)	20.69	29.26%	494,937	0.62%	0.87%
Class A
9/30/25	$17.36	$0.08	$2.32	$2.40	$(0.16)	$(4.43)	$(4.59)	$15.17	16.72%	$32,921	0.74%	0.57%
9/30/24	13.76	0.11	4.51	4.62	(0.13)	(0.89)	(1.02)	17.36	35.29%	24,688	0.74%	0.72%
9/30/23	15.15	0.13	2.67	2.80	(0.18)	(4.01)	(4.19)	13.76	20.73%	14,603	0.74%	0.95%
9/30/22	20.51	0.14	(2.83)	(2.69)	(0.14)	(2.53)	(2.67)	15.15	(16.06%)	18,172	0.72%	0.77%
9/30/21	18.57	0.15	4.72	4.87	(0.28)	(2.65)	(2.93)	20.51	29.14%	25,655	0.72%	0.76%
Class R3
9/30/25	$16.50	$0.06	$2.17	$2.23	$(0.13)	$(4.43)	$(4.56)	$14.17	16.49%	$372,841	0.89%	0.42%
9/30/24	13.14	0.08	4.29	4.37	(0.12)	(0.89)	(1.01)	16.50	35.06%	325,488	0.89%	0.58%
9/30/23	14.62	0.10	2.58	2.68	(0.15)	(4.01)	(4.16)	13.14	20.62%	242,145	0.89%	0.78%
9/30/22	19.92	0.11	(2.74)	(2.63)	(0.14)	(2.53)	(2.67)	14.62	(16.25%)	212,307	0.87%	0.63%
9/30/21	18.12	0.11	4.60	4.71	(0.26)	(2.65)	(2.91)	19.92	28.96%	271,678	0.87%	0.60%

The accompanying notes are an integral part of the financial statements.
41

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Blue Chip Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Class I
9/30/25	$22.27	$(0.03)	$5.38	$5.35	$—	$(0.41)	$(0.41)	$27.21	24.23%	$1,297,133	0.65%	(0.13%)
9/30/24	21.48	(0.02)	8.01	7.99	—	(7.20)	(7.20)	22.27	43.54%	1,853,589	0.65%	(0.10%)
9/30/23	18.74	(0.02)	5.76	5.74	(0.09)	(2.91)	(3.00)	21.48	34.60%	1,436,141	0.65%	(0.09%)
9/30/22	33.66	(0.04)	(8.56)	(8.60)	—	(6.32)	(6.32)	18.74	(31.96%)	1,748,402	0.64%	(0.15%)
9/30/21	28.98	(0.05)	6.11	6.06	—	(1.38)	(1.38)	33.66	21.60%	2,790,281	0.63%	(0.15%)
Class R5
9/30/25	$22.09	$(0.05)	$5.33	$5.28	$—	$(0.41)	$(0.41)	$26.96	24.11%	$280,016	0.76%	(0.22%)
9/30/24	21.37	(0.04)	7.96	7.92	—	(7.20)	(7.20)	22.09	43.42%	319,891	0.75%	(0.20%)
9/30/23	18.65	(0.04)	5.74	5.70	(0.07)	(2.91)	(2.98)	21.37	34.48%	272,965	0.75%	(0.19%)
9/30/22	33.56	(0.06)	(8.53)	(8.59)	—	(6.32)	(6.32)	18.65	(32.04%)	333,396	0.74%	(0.25%)
9/30/21	28.93	(0.08)	6.09	6.01	—	(1.38)	(1.38)	33.56	21.46%	616,307	0.73%	(0.25%)
Service Class
9/30/25	$21.54	$(0.07)	$5.19	$5.12	$—	$(0.41)	$(0.41)	$26.25	23.98%	$203,178	0.86%	(0.32%)
9/30/24	21.00	(0.07)	7.81	7.74	—	(7.20)	(7.20)	21.54	43.30%	175,054	0.85%	(0.30%)
9/30/23	18.37	(0.06)	5.65	5.59	(0.05)	(2.91)	(2.96)	21.00	34.34%	132,292	0.85%	(0.29%)
9/30/22	33.18	(0.09)	(8.40)	(8.49)	—	(6.32)	(6.32)	18.37	(32.12%)	121,094	0.84%	(0.35%)
9/30/21	28.64	(0.11)	6.03	5.92	—	(1.38)	(1.38)	33.18	21.36%	207,565	0.83%	(0.35%)

	Year Ended September 30
	2025	2024	2023	2022	2021
Portfolio turnover rate	14%	11%	16%	16%	20%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
42

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Administrative Class
9/30/25	$20.70	$(0.09)	$4.99	$4.90	$—	$(0.41)	$(0.41)	$25.19	23.88%	$206,628	0.96%	(0.42%)
9/30/24	20.43	(0.08)	7.55	7.47	—	(7.20)	(7.20)	20.70	43.17%	203,151	0.95%	(0.40%)
9/30/23	17.95	(0.07)	5.48	5.41	(0.02)	(2.91)	(2.93)	20.43	34.14%	152,817	0.95%	(0.39%)
9/30/22	32.58	(0.11)	(8.20)	(8.31)	—	(6.32)	(6.32)	17.95	(32.16%)	171,168	0.94%	(0.46%)
9/30/21	28.18	(0.14)	5.92	5.78	—	(1.38)	(1.38)	32.58	21.21%	347,256	0.93%	(0.45%)
Class R4
9/30/25	$18.32	$(0.11)	$4.40	$4.29	$—	$(0.41)	$(0.41)	$22.20	23.65%	$64,505	1.11%	(0.57%)
9/30/24	18.79	(0.11)	6.84	6.73	—	(7.20)	(7.20)	18.32	42.97%	58,530	1.10%	(0.55%)
9/30/23	16.73	(0.09)	5.06	4.97	—	(2.91)	(2.91)	18.79	33.92%	45,784	1.10%	(0.54%)
9/30/22	30.82	(0.14)	(7.63)	(7.77)	—	(6.32)	(6.32)	16.73	(32.26%)	48,674	1.08%	(0.59%)
9/30/21	26.76	(0.17)	5.61	5.44	—	(1.38)	(1.38)	30.82	21.05%	128,730	1.08%	(0.60%)
Class A
9/30/25	$18.25	$(0.12)	$4.38	$4.26	$—	$(0.41)	$(0.41)	$22.10	23.58%	$89,744	1.16%	(0.62%)
9/30/24	18.75	(0.12)	6.82	6.70	—	(7.20)	(7.20)	18.25	42.90%	93,830	1.17%	(0.62%)
9/30/23	16.71	(0.11)	5.06	4.95	—	(2.91)	(2.91)	18.75	33.82%	81,524	1.20%	(0.64%)
9/30/22	30.82	(0.16)	(7.63)	(7.79)	—	(6.32)	(6.32)	16.71	(32.34%)	80,084	1.19%	(0.70%)
9/30/21	26.79	(0.20)	5.61	5.41	—	(1.38)	(1.38)	30.82	20.91%	142,265	1.18%	(0.69%)
Class R3
9/30/25	$14.90	$(0.13)	$3.56	$3.43	$—	$(0.41)	$(0.41)	$17.92	23.31%	$42,565	1.35%	(0.82%)
9/30/24	16.43	(0.13)	5.80	5.67	—	(7.20)	(7.20)	14.90	42.63%	44,207	1.35%	(0.80%)
9/30/23	15.00	(0.12)	4.46	4.34	—	(2.91)	(2.91)	16.43	33.59%	34,246	1.35%	(0.80%)
9/30/22	28.32	(0.18)	(6.82)	(7.00)	—	(6.32)	(6.32)	15.00	(32.41%)	30,331	1.34%	(0.85%)
9/30/21	24.76	(0.23)	5.17	4.94	—	(1.38)	(1.38)	28.32	20.72%	55,690	1.33%	(0.85%)
Class Y
9/30/25	$22.09	$(0.05)	$5.33	$5.28	$—	$(0.41)	$(0.41)	$26.96	24.11%	$332	0.76%	(0.22%)
9/30/24	21.37	(0.05)	7.97	7.92	—	(7.20)	(7.20)	22.09	43.40%	243	0.75%	(0.20%)
9/30/23[g]	18.41	(0.03)	2.99	2.96	—	—	—	21.37	16.08%[b]	116	0.76%[a]	(0.20%)[a]

The accompanying notes are an integral part of the financial statements.
43

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Mid Cap Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
9/30/25	$21.93	$(0.01)	$0.91	$0.90	$(0.15)	$(2.71)	$(2.86)	$19.97	3.89%	$2,777,305	0.68%	0.66%	(0.06%)
9/30/24	18.72	(0.01)	4.29	4.28	—	(1.07)	(1.07)	21.93	23.63%	3,860,412	0.67%	0.66%	(0.03%)
9/30/23	18.55	0.01	2.79	2.80	—	(2.63)	(2.63)	18.72	15.49%	3,729,654	0.72%	0.68%	0.05%
9/30/22	31.23	(0.05)	(6.68)	(6.73)	—	(5.95)	(5.95)	18.55	(26.70%)	3,824,988	0.71%	0.69%	(0.19%)
9/30/21	25.51	(0.08)	7.39	7.31	—	(1.59)	(1.59)	31.23	29.56%	6,514,823	0.70%	N/A	(0.26%)
Class R5
9/30/25	$21.41	$(0.03)	$0.88	$0.85	$(0.12)	$(2.71)	$(2.83)	$19.43	3.79%	$691,273	0.78%	0.76%	(0.16%)
9/30/24	18.32	(0.02)	4.18	4.16	—	(1.07)	(1.07)	21.41	23.48%	846,108	0.77%	0.76%	(0.12%)
9/30/23	18.22	(0.01)bb	2.74	2.73	—	(2.63)	(2.63)	18.32	15.38%	848,344	0.82%	0.78%	(0.05%)
9/30/22	30.80	(0.07)	(6.56)	(6.63)	—	(5.95)	(5.95)	18.22	(26.76%)	834,945	0.81%	0.79%	(0.30%)
9/30/21	25.20	(0.11)	7.30	7.19	—	(1.59)	(1.59)	30.80	29.44%	1,668,653	0.80%	N/A	(0.36%)
Service Class
9/30/25	$20.32	$(0.05)	$0.84	$0.79	$(0.10)	$(2.71)	$(2.81)	$18.30	3.67%	$118,296	0.88%	0.86%	(0.26%)
9/30/24	17.45	(0.04)	3.98	3.94	—	(1.07)	(1.07)	20.32	23.39%	144,867	0.87%	0.86%	(0.22%)
9/30/23	17.48	(0.03)bb	2.63	2.60	—	(2.63)	(2.63)	17.45	15.27%	138,437	0.92%	0.88%	(0.15%)
9/30/22	29.82	(0.09)	(6.30)	(6.39)	—	(5.95)	(5.95)	17.48	(26.85%)	158,487	0.91%	0.89%	(0.39%)
9/30/21	24.47	(0.13)	7.07	6.94	—	(1.59)	(1.59)	29.82	29.29%	325,714	0.90%	N/A	(0.46%)

	Year Ended September 30
	2025	2024	2023	2022	2021
Portfolio turnover rate	38%	32%	32%	22%	29%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

bb
The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.
44

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Administrative Class
9/30/25	$18.52	$(0.06)	$0.77	$0.71	$(0.08)	$(2.71)	$(2.79)	$16.44	3.61%	$94,918	0.98%	0.96%	(0.36%)
9/30/24	16.01	(0.06)	3.64	3.58	—	(1.07)	(1.07)	18.52	23.24%	117,654	0.97%	0.96%	(0.33%)
9/30/23	16.24	(0.04)bb	2.44	2.40	—	(2.63)	(2.63)	16.01	15.19%	123,684	1.02%	0.98%	(0.25%)
9/30/22	28.15	(0.10)	(5.86)	(5.96)	—	(5.95)	(5.95)	16.24	(26.93%)	136,292	1.01%	0.99%	(0.49%)
9/30/21	23.20	(0.15)	6.69	6.54	—	(1.59)	(1.59)	28.15	29.16%	246,666	1.00%	N/A	(0.56%)
Class R4
9/30/25	$15.82	$(0.07)	$0.66	$0.59	$(0.07)	$(2.71)	$(2.78)	$13.63	3.40%	$32,235	1.13%	1.11%	(0.51%)
9/30/24	13.83	(0.07)	3.13	3.06	—	(1.07)	(1.07)	15.82	23.13%	45,671	1.12%	1.11%	(0.48%)
9/30/23	14.37	(0.06)bb	2.15	2.09	—	(2.63)	(2.63)	13.83	14.99%	46,605	1.17%	1.13%	(0.40%)
9/30/22	25.63	(0.13)	(5.18)	(5.31)	—	(5.95)	(5.95)	14.37	(27.06%)	59,611	1.16%	1.14%	(0.66%)
9/30/21	21.28	(0.17)	6.11	5.94	—	(1.59)	(1.59)	25.63	28.97%	155,374	1.15%	N/A	(0.72%)
Class A
9/30/25	$15.48	$(0.07)	$0.64	$0.57	$(0.05)	$(2.71)	$(2.76)	$13.29	3.39%	$66,325	1.18%	1.16%	(0.56%)
9/30/24	13.57	(0.08)	3.06	2.98	—	(1.07)	(1.07)	15.48	22.98%	75,519	1.18%	1.17%	(0.54%)
9/30/23	14.15	(0.07)bb	2.12	2.05	—	(2.63)	(2.63)	13.57	14.94%	84,046	1.27%	1.23%	(0.50%)
9/30/22	25.35	(0.14)	(5.11)	(5.25)	—	(5.95)	(5.95)	14.15	(27.14%)	87,758	1.26%	1.24%	(0.74%)
9/30/21	21.08	(0.20)	6.06	5.86	—	(1.59)	(1.59)	25.35	28.86%	167,114	1.25%	N/A	(0.81%)
Class R3
9/30/25	$12.82	$(0.08)	$0.54	$0.46	$(0.05)	$(2.71)	$(2.76)	$10.52	3.17%	$15,830	1.38%	1.36%	(0.75%)
9/30/24	11.42	(0.09)	2.56	2.47	—	(1.07)	(1.07)	12.82	22.83%	17,564	1.37%	1.36%	(0.72%)
9/30/23	12.30	(0.08)bb	1.83	1.75	—	(2.63)	(2.63)	11.42	14.70%	18,253	1.42%	1.38%	(0.65%)
9/30/22	22.84	(0.14)	(4.45)	(4.59)	—	(5.95)	(5.95)	12.30	(27.25%)	19,336	1.41%	1.39%	(0.89%)
9/30/21	19.16	(0.21)	5.48	5.27	—	(1.59)	(1.59)	22.84	28.65%	31,715	1.40%	N/A	(0.96%)
Class Y
9/30/25	$21.41	$(0.03)	$0.88	$0.85	$(0.12)	$(2.71)	$(2.83)	$19.43	3.79%	$103	0.78%	0.76%	(0.15%)
9/30/24	18.32	(0.02)	4.18	4.16	—	(1.07)	(1.07)	21.41	23.48%	114	0.77%	0.76%	(0.12%)
9/30/23[g]	18.84	(0.00)d,bb	(0.52)aa	(0.52)	—	—	—	18.32	(2.76%)[b]	97	0.82%[a]	0.79%[a]	(0.04%)[a]

The accompanying notes are an integral part of the financial statements.
45

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Small Cap Growth Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Class I
9/30/25	$16.94	$(0.04)	$1.09	$1.05	$(0.00)[d]	$(0.82)	$(0.82)	$17.17	6.28%	$394,330	0.88%	(0.22%)
9/30/24	13.05	(0.01)	3.90	3.89	—	—	—	16.94	29.81%	601,905	0.85%	(0.03%)
9/30/23	11.96	0.01	1.08	1.09	(0.00)[d]	—	(0.00)[d]	13.05	9.15%	562,807	0.86%	0.07%
9/30/22	20.88	(0.02)	(4.41)	(4.43)	—	(4.49)	(4.49)	11.96	(26.63%)	368,199	0.87%	(0.12%)
9/30/21	16.42	(0.07)	5.93	5.86	—	(1.40)	(1.40)	20.88	36.62%	487,031	0.86%	(0.37%)
Class R5
9/30/25	$16.46	$(0.05)	$1.06	$1.01	$—	$(0.82)	$(0.82)	$16.65	6.19%	$103,258	0.98%	(0.31%)
9/30/24	12.69	(0.02)	3.79	3.77	—	—	—	16.46	29.71%	101,773	0.95%	(0.13%)
9/30/23	11.64	(0.00)d,bb	1.05	1.05	—	—	—	12.69	9.02%	135,631	0.96%	(0.02%)
9/30/22	20.47	(0.04)	(4.30)	(4.34)	—	(4.49)	(4.49)	11.64	(26.73%)	88,121	0.97%	(0.24%)
9/30/21	16.13	(0.09)	5.83	5.74	—	(1.40)	(1.40)	20.47	36.53%	155,912	0.96%	(0.47%)
Service Class
9/30/25	$14.78	$(0.06)	$0.95	$0.89	$—	$(0.82)	$(0.82)	$14.85	6.08%	$11,728	1.08%	(0.41%)
9/30/24	11.41	(0.03)	3.40	3.37	—	—	—	14.78	29.54%	12,621	1.05%	(0.23%)
9/30/23	10.47	(0.01)bb	0.95	0.94	—	—	—	11.41	8.98%	13,031	1.06%	(0.13%)
9/30/22	18.89	(0.05)	(3.88)	(3.93)	—	(4.49)	(4.49)	10.47	(26.82%)	17,932	1.06%	(0.34%)
9/30/21	14.99	(0.10)	5.40	5.30	—	(1.40)	(1.40)	18.89	36.36%	36,258	1.06%	(0.57%)

	Year Ended September 30
	2025	2024	2023	2022	2021
Portfolio turnover rate	76%	54%	64%	75%	81%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

bb
The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.
46

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Administrative Class
9/30/25	$13.01	$(0.06)	$0.83	$0.77	$ —	$(0.82)	$(0.82)	$12.96	5.98%	$17,831	1.18%	(0.51%)
9/30/24	10.05	(0.04)	3.00	2.96	—	—	—	13.01	29.45%	17,985	1.15%	(0.33%)
9/30/23	9.24	(0.02)bb	0.83	0.81	—	—	—	10.05	8.77%	16,287	1.17%	(0.23%)
9/30/22	17.21	(0.05)	(3.43)	(3.48)	—	(4.49)	(4.49)	9.24	(26.83%)	18,393	1.17%	(0.43%)
9/30/21	13.77	(0.11)	4.95	4.84	—	(1.40)	(1.40)	17.21	36.23%	29,715	1.16%	(0.67%)
Class R4
9/30/25	$10.20	$(0.06)	$0.65	$0.59	$—	$(0.82)	$(0.82)	$9.97	5.85%	$15,947	1.33%	(0.65%)
9/30/24	7.90	(0.04)	2.34	2.30	—	—	—	10.20	29.11%	16,166	1.30%	(0.48%)
9/30/23	7.27	(0.03)bb	0.66	0.63	—	—	—	7.90	8.67%	12,210	1.32%	(0.38%)
9/30/22	14.53	(0.05)	(2.72)	(2.77)	—	(4.49)	(4.49)	7.27	(26.91%)	11,840	1.32%	(0.58%)
9/30/21	11.82	(0.12)	4.23	4.11	—	(1.40)	(1.40)	14.53	36.02%	17,129	1.31%	(0.82%)
Class A
9/30/25	$10.00	$(0.07)	$0.64	$0.57	$—	$(0.82)	$(0.82)	$9.75	5.76%	16,254	1.38%	(0.71%)
9/30/24	7.74	(0.05)	2.31	2.26	—	—	—	10.00	29.20%	17,445	1.37%	(0.55%)
9/30/23	7.13	(0.04)bb	0.65	0.61	—	—	—	7.74	8.56%	15,900	1.42%	(0.48%)
9/30/22	14.36	(0.06)	(2.68)	(2.74)	—	(4.49)	(4.49)	7.13	(27.06%)	18,688	1.42%	(0.69%)
9/30/21	11.71	(0.13)	4.18	4.05	—	(1.40)	(1.40)	14.36	35.83%	31,656	1.41%	(0.91%)
Class R3
9/30/25	$7.26	$(0.06)	$0.46	$0.40	$—	$(0.82)	$(0.82)	$6.84	5.58%	$5,343	1.58%	(0.90%)
9/30/24	5.63	(0.05)	1.68	1.63	—	—	—	7.26	28.95%	4,202	1.55%	(0.72%)
9/30/23	5.20	(0.04)bb	0.47	0.43	—	—	—	5.63	8.27%	3,751	1.56%	(0.63%)
9/30/22	11.72	(0.06)	(1.97)	(2.03)	—	(4.49)	(4.49)	5.20	(27.10%)	3,408	1.57%	(0.83%)
9/30/21	9.78	(0.12)	3.46	3.34	—	(1.40)	(1.40)	11.72	35.63%	4,813	1.56%	(1.07%)
Class Y
9/30/25	$16.45	$(0.05)	$1.07	$1.02	$—	$(0.82)	$(0.82)	$16.65	6.26%	203	0.98%	(0.31%)
9/30/24	12.69	(0.02)	3.78	3.76	—	—	—	16.45	29.63%	201	0.95%	(0.13%)
9/30/23[g]	13.36	(0.00)d,bb	(0.67)aa	(0.67)	—	—	—	12.69	(5.01%)[b]	95	0.97%[a]	(0.00%)[a,e]

The accompanying notes are an integral part of the financial statements.
47

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Overseas Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
9/30/25	$9.53	$0.16	$0.82	$0.98	$(0.16)	$(0.38)	$(0.54)	$9.97	11.24%	$172,290	0.92%	0.79%	1.73%
9/30/24	8.03	0.15	1.59	1.74	(0.15)	(0.09)	(0.24)	9.53	22.03%	304,638	0.92%	0.79%	1.69%
9/30/23	6.94	0.14	1.69	1.83	(0.17)	(0.57)	(0.74)	8.03	26.64%	268,465	0.91%	0.79%	1.71%
9/30/22	10.17	0.16	(2.40)	(2.24)	(0.15)	(0.84)	(0.99)	6.94	(24.66%)	232,441	0.91%	0.79%	1.75%
9/30/21	7.99	0.12	2.27	2.39	(0.05)	(0.16)	(0.21)	10.17	30.17%	383,223	0.88%	0.79%	1.23%
Class R5
9/30/25	$9.58	$0.17	$0.81	$0.98	$(0.15)	$(0.38)	$(0.53)	$10.03	11.17%	$73,378	1.02%	0.89%	1.85%
9/30/24	8.07	0.14	1.60	1.74	(0.14)	(0.09)	(0.23)	9.58	21.91%	118,322	1.02%	0.89%	1.62%
9/30/23	6.97	0.14	1.69	1.83	(0.16)	(0.57)	(0.73)	8.07	26.54%	94,523	1.01%	0.89%	1.64%
9/30/22	10.21	0.15	(2.42)	(2.27)	(0.13)	(0.84)	(0.97)	6.97	(24.74%)	86,220	1.00%	0.89%	1.64%
9/30/21	8.02	0.11	2.28	2.39	(0.04)	(0.16)	(0.20)	10.21	30.07%	158,046	0.98%	0.89%	1.11%
Service Class
9/30/25	$9.50	$0.16	$0.80	$0.96	$(0.14)	$(0.38)	$(0.52)	$9.94	11.05%	$32,886	1.12%	0.99%	1.77%
9/30/24	8.01	0.13	1.58	1.71	(0.13)	(0.09)	(0.22)	9.50	21.71%	32,118	1.12%	0.99%	1.50%
9/30/23	6.92	0.11	1.70	1.81	(0.15)	(0.57)	(0.72)	8.01	26.45%	26,462	1.11%	0.99%	1.31%
9/30/22	10.14	0.14	(2.40)	(2.26)	(0.12)	(0.84)	(0.96)	6.92	(24.79%)	30,651	1.10%	0.99%	1.61%
9/30/21	7.97	0.10	2.26	2.36	(0.03)	(0.16)	(0.19)	10.14	29.91%	45,454	1.08%	0.99%	1.02%

	Year Ended September 30
	2025	2024	2023	2022	2021
Portfolio turnover rate	25%	21%	16%	17%	27%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.
48

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Administrative Class
9/30/25	$9.62	$0.15	$0.81	$0.96	$(0.13)	$(0.38)	$(0.51)	$10.07	10.86%	$13,489	1.22%	1.09%	1.67%
9/30/24	8.10	0.12	1.61	1.73	(0.12)	(0.09)	(0.21)	9.62	21.70%	13,616	1.22%	1.09%	1.37%
9/30/23	6.99	0.12	1.70	1.82	(0.14)	(0.57)	(0.71)	8.10	26.34%	13,549	1.21%	1.09%	1.44%
9/30/22	10.24	0.13	(2.43)	(2.30)	(0.11)	(0.84)	(0.95)	6.99	(24.93%)	13,633	1.20%	1.09%	1.47%
9/30/21	8.05	0.08	2.30	2.38	(0.03)	(0.16)	(0.19)	10.24	29.72%	19,735	1.18%	1.09%	0.81%
Class R4
9/30/25	$9.05	$0.11	$0.78	$0.89	$(0.11)	$(0.38)	$(0.49)	$9.45	10.72%	$13,331	1.37%	1.24%	1.29%
9/30/24	7.64	0.11	1.50	1.61	(0.11)	(0.09)	(0.20)	9.05	21.40%	20,001	1.37%	1.24%	1.28%
9/30/23	6.63	0.10	1.61	1.71	(0.13)	(0.57)	(0.70)	7.64	26.11%	18,860	1.36%	1.24%	1.27%
9/30/22	9.75	0.11	(2.29)	(2.18)	(0.10)	(0.84)	(0.94)	6.63	(24.94%)	16,144	1.35%	1.24%	1.34%
9/30/21	7.68	0.07	2.18	2.25	(0.02)	(0.16)	(0.18)	9.75	29.46%	20,875	1.33%	1.24%	0.70%
Class A
9/30/25	$9.35	$0.14	$0.77	$0.91	$(0.11)	$(0.38)	$(0.49)	$9.77	10.58%	$16,414	1.42%	1.29%	1.58%
9/30/24	7.88	0.10	1.56	1.66	(0.10)	(0.09)	(0.19)	9.35	21.38%	15,496	1.44%	1.31%	1.17%
9/30/23	6.81	0.10	1.66	1.76	(0.12)	(0.57)	(0.69)	7.88	26.07%	14,642	1.46%	1.34%	1.21%
9/30/22	9.98	0.11	(2.36)	(2.25)	(0.08)	(0.84)	(0.92)	6.81	(25.07%)	12,858	1.45%	1.34%	1.22%
9/30/21	7.85	0.06	2.24	2.30	(0.01)	(0.16)	(0.17)	9.98	29.45%	24,231	1.43%	1.34%	0.59%
Class R3
9/30/25	$9.18	$0.11	$0.76	$0.87	$(0.09)	$(0.38)	$(0.47)	$9.58	10.34%	$5,497	1.62%	1.49%	1.27%
9/30/24	7.74	0.08	1.54	1.62	(0.09)	(0.09)	(0.18)	9.18	21.26%	5,562	1.62%	1.49%	0.97%
9/30/23	6.70	0.08	1.64	1.72	(0.11)	(0.57)	(0.68)	7.74	25.83%	5,064	1.61%	1.49%	1.01%
9/30/22	9.85	0.10	(2.34)	(2.24)	(0.07)	(0.84)	(0.91)	6.70	(25.23%)	4,036	1.61%	1.49%	1.16%
9/30/21	7.76	0.05	2.21	2.26	(0.01)	(0.16)	(0.17)	9.85	29.29%	6,971	1.58%	1.49%	0.51%
Class Y
9/30/25	$9.58	$0.17	$0.80	$0.97	$(0.15)	$(0.38)	$(0.53)	$10.02	11.07%	$119	1.02%	0.89%	1.88%
9/30/24	8.07	0.14	1.60	1.74	(0.14)	(0.09)	(0.23)	9.58	21.94%	114	1.02%	0.89%	1.60%
9/30/23[g]	8.41	0.13	(0.47)aa	(0.34)	—	—	—	8.07	(4.04%)[b]	96	1.01%[a]	0.89%[a]	2.40%[a]

The accompanying notes are an integral part of the financial statements.
49

Notes to Financial Statements

1. The Funds
MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):
MassMutual Diversified Value Fund (“Diversified Value Fund”)
MM S&P 500® Index Fund (“S&P 500 Index Fund”)
MassMutual Blue Chip Growth Fund (“Blue Chip Growth Fund”)
MassMutual Mid Cap Growth Fund (“Mid Cap Growth Fund”)
MassMutual Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)
MassMutual Overseas Fund (“Overseas Fund”)
Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
Effective October 1, 2024, each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. MML Investment Advisers, LLC (“MML Advisers”) acts as each Fund’s CODM. Each Fund represents a single operating segment, and the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund’s portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmark(s) and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements.
Investment Valuation
The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Advisers will determine the fair value of a Fund’s securities in accordance with MML Advisers’ fair valuation policy and procedures. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

50

Notes to Financial Statements (Continued)
Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.
Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.
The Board of Trustees (“Trustees”) have designated MML Advisers as the Funds’ “valuation designee,” responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund’s assets will be subject to fair valuation in accordance with MML Advisers’ fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.
The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized

51

Notes to Financial Statements (Continued)
in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date
Level 2 – other significant observable inputs (including fair value factors, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.
In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.
The Diversified Value Fund characterized all investments at Level 1, as of September 30, 2025. For the Fund noted in the preceding sentence, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
The following is the aggregate value by input level, as of September 30, 2025, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3	Total
S&P 500 Index Fund
Asset Investments
Common Stock	$2,249,047,565	$—	$—	$2,249,047,565
Short-Term Investments	246,110	2,227,242	—	2,473,352
Total Investments	$2,249,293,675	$2,227,242	$—	$2,251,520,917
Asset Derivatives
Futures Contracts	$24,783	$—	$—	$24,783
Blue Chip Growth Fund
Asset Investments
Common Stock	$2,152,524,217	$2,158,955*	$—	$2,154,683,172
Corporate Debt	—	2,700,671	—	2,700,671
Exchange-Traded Funds	12,209,850	—	—	12,209,850
Short-Term Investments	2,467,289	15,027,087	—	17,494,376
Total Investments	$2,167,201,356	$19,886,713	$—	$2,187,088,069
Mid Cap Growth Fund
Asset Investments
Common Stock	$3,738,217,763	$—	$—	$3,738,217,763
Short-Term Investments	828,516	77,321,206	—	78,149,722
Total Investments	$3,739,046,279	$77,321,206	$—	$3,816,367,485

52

Notes to Financial Statements (Continued)

	Level 1	Level 2	Level 3	Total
Small Cap Growth Equity Fund
Asset Investments
Common Stock	$555,703,906	$637,563*	$—	$556,341,469
Exchange-Traded Funds	6,045,704	—	—	6,045,704
Short-Term Investments	6,444,678	2,092,322	—	8,537,000
Total Investments	$568,194,288	$2,729,885	$—	$570,924,173
Overseas Fund
Asset Investments
Common Stock*
Australia	$—	$4,225,398	$—	$4,225,398
Canada	7,185,892	—	—	7,185,892
China	—	9,949,971	—	9,949,971
Denmark	—	6,766,988	—	6,766,988
Finland	—	2,485,663	—	2,485,663
France	—	56,605,643	—	56,605,643
Germany	533,942	38,140,407	—	38,674,349
Hong Kong	—	6,561,379	—	6,561,379
India	—	2,977,904	—	2,977,904
Indonesia	—	1,712,470	—	1,712,470
Ireland	—	3,149,331	—	3,149,331
Israel	3,105,512	—	—	3,105,512
Italy	4,595,388	7,361,085	—	11,956,473
Japan	45,441	49,949,321	—	49,994,762
Luxembourg	—	1,452,753	—	1,452,753
Mexico	1,479,450	—	—	1,479,450
Netherlands	1,747,403	8,998,008	—	10,745,411
Portugal	—	1,715,231	—	1,715,231
Republic of Korea	—	2,188,572	—	2,188,572
Singapore	—	2,457,485	—	2,457,485
Spain	—	3,514,198	—	3,514,198
Sweden	—	4,266,418	—	4,266,418
Switzerland	—	15,169,225	—	15,169,225
Taiwan	5,268,806	—	—	5,268,806
United Kingdom	1,121,918	34,556,864	—	35,678,782
United States	3,331,953	27,922,021	—	31,253,974
Preferred Stock*
Republic of Korea	—	2,018,127	—	2,018,127
Short-Term Investments	3,609,505	3,600,462	—	7,209,967
Total Investments	$32,025,210	$297,744,924	$—	$329,770,134

*
Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

For certain Funds the Statement of Assets and Liabilities shows liabilities for amounts due to custodian. These amounts approximate fair value and would be categorized at Level 2 for each applicable Fund as of September 30, 2025.
The Funds had no Level 3 transfers during the year ended September 30, 2025.

53

Notes to Financial Statements (Continued)
Derivative Instruments
Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.
At September 30, 2025, and during the year then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Equity Risk	Total
S&P 500 Index Fund
Asset Derivatives
Futures Contracts^^	$24,783	$24,783
Realized Gain (Loss)#
Futures Contracts	$1,936,552	$1,936,552
Change in Appreciation (Depreciation)##
Futures Contracts	$(131,011)	$(131,011)

^^
Cumulative appreciation (depreciation) on futures contracts is reported in “Futures Contracts” in each applicable Fund’s Portfolio of Investments. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

#	Statements of Operations location: Amounts are included in net realized gain (loss) on futures contracts.
##	Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on futures contracts.
For the year ended September 30, 2025, the average balances for each derivative type were as follows:

Average Balances of Outstanding Derivative Financial Instruments
S&P 500 Index Fund
Futures Contracts:
Average number of contracts - long	38

Futures Contracts
A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.
Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing

54

Notes to Financial Statements (Continued)
transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.
When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
Repurchase Agreements
Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Due to the short-term nature of repurchase agreements, face value approximates fair value.
Securities Lending
Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).
Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At September 30, 2025, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan and all of the Funds’ cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.
Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.
The Funds employ the Agent to implement their securities lending program and the Agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the Agent or Borrower, respectively. Income received by the Funds in securities lending transactions during the year ended September 30, 2025, is reflected as securities lending income on the Statement of Operations.
Accounting for Investment Transactions
Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and realized capital gain distributions are recorded on the ex-dividend date. Non-cash dividends received in the

55

Notes to Financial Statements (Continued)
form of stock are recorded as dividend income at market value. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.
Foreign Currency Translation
The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.
Allocation of Operating Activity
In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.
Foreign Securities
The Overseas Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.
Market Risk
The value of a Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, public health, and other conditions, as well as investor perceptions of these conditions. A Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.
Federal Income Tax
It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to U.S. federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for U.S. federal income tax.

56

Notes to Financial Statements (Continued)
Dividends and Distributions to Shareholders
Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.
3. Investment Advisory Fees and Other Transactions
Investment Advisory Fees and Investment Subadvisers
MML Advisers, a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives investment advisory fees, based upon each Fund’s average daily net assets, computed and accrued daily and payable monthly, at the annual rates shown in the following table.
MML Advisers has also entered into investment subadvisory agreements for each Fund with the unaffiliated investment subadviser(s) shown in the following table. MML Advisers pays a subadvisory fee to each of these subadvisers based upon the aggregate net assets under management which include (1) the average daily net assets of the specified Fund which it manages, and, if applicable, (2) the average daily net assets of other Funds or accounts of MML Advisers or its affiliates for which the subadviser provides subadvisory services.
The Funds’ subadvisory fees, if applicable, are paid monthly by MML Advisers out of the investment advisory fees.

Fund	Investment Advisory Fee	Investment Subadviser(s)
Diversified Value Fund	0.50% on the first $400 million; and 0.475% on any excess over $400 million	Brandywine Global Investment Management, LLC
S&P 500 Index Fund*	0.10% on the first $2.5 billion; 0.08% on the next $2.5 billion; and 0.05% on any excess over $5 billion	BlackRock Investment Management, LLC
Blue Chip Growth Fund	0.65% on the first $750 million; and 0.60% on any excess over $750 million	Loomis, Sayles & Company, L.P.; and T. Rowe Price Associates, Inc.
Mid Cap Growth Fund**	0.67% on the first $2 billion; and 0.62% on any excess over $2 billion	Frontier Capital Management Company, LLC; and T. Rowe Price Associates, Inc.
Small Cap Growth Equity Fund	0.80% on the first $1 billion; and 0.78% on any excess over $1 billion	Invesco Advisers, Inc.; and Wellington Management Company LLP
Overseas Fund	0.80% on the first $750 million; 0.775% on the next $500 million; and 0.75% on any excess over $1.25 billion	Harris Associates L.P.; and Massachusetts Financial Services Company

*	Effective April 25, 2025, BlackRock Investment Management, LLC replaced Northern Trust Investments, Inc. as subadviser of the Fund.
**	T. Rowe Price Investment Management, Inc. serves as a sub-subadviser of the Fund.

57

Notes to Financial Statements (Continued)
Administration Fees
Under an Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide certain administrative and shareholder services. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y
Diversified Value Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%	0.20%	0.10%
S&P 500 Index Fund	None	0.10%	0.25%	0.35%	0.25%	0.35%	0.25%	N/A
Blue Chip Growth Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%	0.20%	0.10%
Mid Cap Growth Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%	0.20%	0.10%
Small Cap Growth Equity Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%	0.20%	0.10%
Overseas Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%	0.20%	0.10%

Distribution and Service Fees
MML Distributors, LLC (the “Distributor”) acts as distributor to each Fund. Pursuant to a 12b-1 Plan adopted by the Trust, Class R4 shares and Class A shares of each Fund pay an annual fee of 0.25% of the average daily net assets of the class; and Class R3 shares of each Fund pay an annual fee of 0.50% of the average daily net assets of the class, to the Distributor. Such payments compensate the Distributor for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares, or maintaining or improving services provided to each Fund’s shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.
Sales Charges
Unless waived, purchases of Class A shares are subject to a front-end sales charge of up to 5.50% of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. The Distributor retained the following amounts during the year ended September 30, 2025:

Front-End Sales Charges Retained by Distributor
Blue Chip Growth Fund	$1,669

Unless waived, redemptions of Class A shares made within 18 months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1.00% of the amount redeemed. The Distributor receives all contingent deferred sales charges. For the year ended September 30, 2025, no amounts have been retained by the Distributor.
With respect to Class A shares, the Distributor may pay an up-front concession to financial intermediaries through which sales are made as described in the Funds’ Prospectus.

58

Notes to Financial Statements (Continued)
Expense Caps and Waivers
MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y
Mid Cap Growth Fund	0.66%	0.76%	0.86%	0.96%	1.11%	1.16%	1.36%	0.76%
Overseas Fund	0.79%	0.89%	0.99%	1.09%	1.24%	1.29%	1.49%	0.89%

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.
Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.
Affiliated Brokerage Commissions
The Fund(s) listed below had portfolio transactions that were placed with brokerage firms which are affiliates of the Fund's investment adviser or subadviser. Brokerage commissions are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) in the Statements of Operations. The commissions paid to these affiliated firms were as follows:

Affiliated Brokerage Commissions
Blue Chip Growth Fund	$398
Mid Cap Growth Fund	35,333
Small Cap Growth Equity Fund	7,515

Rebated Brokerage Commissions
The Funds listed below have entered into agreements with certain brokers whereby the brokers will rebate to the Funds, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Funds and are included with realized gain or loss on investment transactions presented in the Statements of Operations. For the year ended September 30, 2025, brokerage commissions rebated under these agreements were as follows:

Rebated Commissions
Diversified Value Fund	$13,158
Blue Chip Growth Fund	33,427
Mid Cap Growth Fund	107,749
Small Cap Growth Equity Fund	21,166

Deferred Compensation
Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and are included within Payables for Trustees’ fees and expenses in the Statements of Assets and Liabilities.

59

Notes to Financial Statements (Continued)
Other
Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.
The following table shows beneficial ownership of Funds’ shares by related parties at September 30, 2025:

Total % Ownership by Related Party
Diversified Value Fund	94.4%
S&P 500 Index Fund	89.3%
Blue Chip Growth Fund	91.7%
Mid Cap Growth Fund	87.0%
Small Cap Growth Equity Fund	75.1%
Overseas Fund	84.6%

4. Purchases and Sales of Investments
Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the year ended September 30, 2025, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Diversified Value Fund	$—	$293,226,354	$—	$662,867,077
S&P 500 Index Fund	—	116,338,957	—	564,206,846
Blue Chip Growth Fund	—	314,581,519	—	1,416,989,432
Mid Cap Growth Fund	—	1,641,211,120	—	2,994,267,259
Small Cap Growth Equity Fund	—	474,978,796	—	711,209,519
Overseas Fund	—	98,157,631	—	301,431,696

The Funds may purchase from, or sell securities to, other affiliated Funds under procedures adopted by the Trustees. These procedures have been designed to ensure that cross trades conducted by the Funds comply with Rule 17a-7 under the 1940 Act. The cross trades disclosed in the table below are included within the respective purchases and sales amounts shown in the table above, as applicable.

	Purchases	Sales	Realized Gains (Losses)
Mid Cap Growth Fund	$—	$263,904	$(164,672)
Small Cap Growth Equity Fund	537,327	3,581,796	1,962,967
Overseas Fund	—	304,298	117,634

60

Notes to Financial Statements (Continued)
5. Capital Share Transactions
Changes in shares outstanding for each Fund were as follows:

	Year Ended September 30, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Diversified Value Fund Class I
Sold	2,101,846	$20,578,756	1,379,312	$15,898,298
Issued - merger	3,469,370	27,859,039	28,843,318	299,105,049
Issued as reinvestment of dividends	5,674,906	51,431,579	2,858,889	30,192,742
Redeemed	(37,544,556)	(373,173,708)	(11,048,940)	(131,356,683)
Net increase (decrease)	(26,298,434)	$(273,304,334)	22,032,579	$213,839,406
Diversified Value Fund Class R5
Sold	2,152,350	$21,520,591	226,426	$2,696,164
Issued - merger	5,402,686	43,761,746	4,371,126	45,547,135
Issued as reinvestment of dividends	3,666,348	30,833,153	1,107,450	11,632,806
Redeemed	(2,368,758)	(23,101,743)	(1,539,188)	(18,142,030)
Net increase (decrease)	8,852,626	$73,013,747	4,165,814	$41,734,075
Diversified Value Fund Service Class
Sold	1,000,678	$9,820,745	145,297	$1,667,995
Issued - merger	1,129,156	9,157,455	2,915,026	30,374,561
Issued as reinvestment of dividends	1,375,345	11,758,224	346,119	3,628,326
Redeemed	(2,522,023)	(25,520,667)	(197,575)	(2,344,701)
Net increase (decrease)	983,156	$5,215,757	3,208,867	$33,326,181
Diversified Value Fund Administrative Class
Sold	1,264,768	$13,048,891	245,315	$2,992,424
Issued - merger	2,507,619	20,738,005	1,718,910	18,151,693
Issued as reinvestment of dividends	1,615,939	13,864,161	553,817	5,871,193
Redeemed	(1,441,770)	(14,078,788)	(251,558)	(3,081,404)
Net increase (decrease)	3,946,556	$33,572,269	2,266,484	$23,933,906
Diversified Value Fund Class R4
Sold	143,437	$1,336,210	73,234	$859,659
Issued - merger	600,025	4,668,191	386,549	3,904,151
Issued as reinvestment of dividends	478,044	3,880,486	269,050	2,738,796
Redeemed	(503,832)	(5,005,321)	(245,888)	(3,018,829)
Net increase (decrease)	717,674	$4,879,566	482,945	$4,483,777
Diversified Value Fund Class A
Sold	1,040,792	$10,284,497	216,742	$2,648,448
Issued - merger	3,803,579	30,809,010	2,305,876	23,981,098
Issued as reinvestment of dividends	2,002,722	16,829,831	639,483	6,687,395
Redeemed	(1,164,522)	(11,244,397)	(559,566)	(6,555,824)
Net increase (decrease)	5,682,571	$46,678,941	2,602,535	$26,761,117

61

Notes to Financial Statements (Continued)

	Year Ended September 30, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Diversified Value Fund Class R3
Sold	120,456	$1,239,312	67,306	$830,276
Issued - merger	731,330	5,828,696	139,481	1,436,650
Issued as reinvestment of dividends	140,443	1,162,665	31,139	320,627
Redeemed	(63,557)	(621,609)	(37,082)	(430,017)
Net increase (decrease)	928,672	$7,609,064	200,844	$2,157,536
Diversified Value Fund Class Y
Sold	—	$—	—	$—
Issued - merger	7,355	59,578	9,333	97,246
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	7,355	$59,578	9,333	$97,246
S&P 500 Index Fund Class I
Sold	12,889,916	$197,421,949	17,881,796	$283,203,856
Issued as reinvestment of dividends	9,945,272	148,284,004	5,044,740	75,923,338
Redeemed	(26,706,988)	(421,538,320)	(54,954,470)	(910,235,396)
Net increase (decrease)	(3,871,800)	$(75,832,367)	(32,027,934)	$(551,108,202)
S&P 500 Index Fund Class R5
Sold	5,827,695	$91,338,832	4,011,720	$66,394,274
Issued as reinvestment of dividends	6,434,607	97,033,866	1,560,034	23,681,312
Redeemed	(9,283,148)	(145,786,978)	(6,166,700)	(100,292,328)
Net increase (decrease)	2,979,154	$42,585,720	(594,946)	$(10,216,742)
S&P 500 Index Fund Service Class
Sold	2,983,739	$46,783,303	3,587,299	$60,401,878
Issued as reinvestment of dividends	5,176,707	78,582,408	1,215,358	18,546,365
Redeemed	(7,364,037)	(112,438,218)	(5,237,405)	(87,896,956)
Net increase (decrease)	796,409	$12,927,493	(434,748)	$(8,948,713)
S&P 500 Index Fund Administrative Class
Sold	3,096,037	$46,235,012	3,247,800	$52,005,941
Issued as reinvestment of dividends	4,559,842	65,752,921	1,067,046	15,664,233
Redeemed	(6,479,372)	(97,563,271)	(4,838,903)	(77,565,236)
Net increase (decrease)	1,176,507	$14,424,662	(524,057)	$(9,895,062)
S&P 500 Index Fund Class R4
Sold	4,241,117	$61,381,681	4,440,701	$68,560,137
Issued as reinvestment of dividends	6,406,078	89,236,664	1,851,384	26,456,272
Redeemed	(9,384,239)	(142,179,446)	(10,403,529)	(163,653,862)
Net increase (decrease)	1,262,956	$8,438,899	(4,111,444)	$(68,637,453)
S&P 500 Index Fund Class A
Sold	674,557	$9,664,297	535,359	$8,326,840
Issued as reinvestment of dividends	506,210	6,919,897	80,988	1,142,745
Redeemed	(431,919)	(6,069,216)	(255,847)	(3,982,902)
Net increase (decrease)	748,848	$10,514,978	360,500	$5,486,683

62

Notes to Financial Statements (Continued)

	Year Ended September 30, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
S&P 500 Index Fund Class R3
Sold	7,340,202	$98,369,752	6,957,541	$101,770,611
Issued as reinvestment of dividends	7,050,662	90,177,969	1,381,249	18,550,171
Redeemed	(7,807,229)	(104,273,569)	(7,047,528)	(103,516,240)
Net increase (decrease)	6,583,635	$84,274,152	1,291,262	$16,804,542
Blue Chip Growth Fund Class I
Sold	8,250,583	$194,297,978	14,506,581	$322,293,260
Issued - merger	—	—	1,912,245	42,145,849
Issued as reinvestment of dividends	1,350,159	32,876,382	23,747,709	482,233,203
Redeemed	(45,161,884)	(1,102,041,611)	(23,806,459)	(530,769,394)
Net increase (decrease)	(35,561,142)	$(874,867,251)	16,360,076	$315,902,918
Blue Chip Growth Fund Class R5
Sold	2,786,142	$63,967,939	2,384,807	$52,685,981
Issued - merger	—	—	688,894	15,059,203
Issued as reinvestment of dividends	232,417	5,610,550	4,396,715	88,358,553
Redeemed	(7,114,357)	(161,227,720)	(5,762,219)	(124,316,904)
Net increase (decrease)	(4,095,798)	$(91,649,231)	1,708,197	$31,786,833
Blue Chip Growth Fund Service Class
Sold	1,178,051	$26,742,767	802,339	$17,379,214
Issued - merger	—	—	381,628	8,132,475
Issued as reinvestment of dividends	140,667	3,308,492	2,350,517	46,294,080
Redeemed	(1,706,594)	(39,242,370)	(1,705,743)	(37,525,172)
Net increase (decrease)	(387,876)	$(9,191,111)	1,828,741	$34,280,597
Blue Chip Growth Fund Administrative Class
Sold	1,764,790	$38,954,777	942,796	$19,743,940
Issued - merger	—	—	1,062,235	21,765,214
Issued as reinvestment of dividends	165,957	3,748,973	2,769,750	52,610,505
Redeemed	(3,540,978)	(78,426,273)	(2,439,240)	(51,624,525)
Net increase (decrease)	(1,610,231)	$(35,722,523)	2,335,541	$42,495,134
Blue Chip Growth Fund Class R4
Sold	422,294	$8,195,538	562,666	$10,895,305
Issued - merger	—	—	57,555	1,043,472
Issued as reinvestment of dividends	64,911	1,294,320	1,045,216	17,758,272
Redeemed	(777,179)	(15,172,655)	(906,206)	(17,302,306)
Net increase (decrease)	(289,974)	$(5,682,797)	759,231	$12,394,743
Blue Chip Growth Fund Class A
Sold	580,944	$11,039,173	861,648	$16,135,931
Issued - merger	—	—	629,713	11,372,657
Issued as reinvestment of dividends	103,056	2,045,665	1,715,998	28,958,359
Redeemed	(1,766,069)	(34,034,996)	(2,411,742)	(46,645,785)
Net increase (decrease)	(1,082,069)	$(20,950,158)	795,617	$9,821,162

63

Notes to Financial Statements (Continued)

	Year Ended September 30, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Blue Chip Growth Fund Class R3
Sold	537,788	$8,428,147	705,624	$11,199,066
Issued - merger	—	—	106,722	1,573,096
Issued as reinvestment of dividends	70,658	1,139,715	1,126,805	15,868,729
Redeemed	(1,201,584)	(18,724,246)	(1,055,463)	(16,839,809)
Net increase (decrease)	(593,138)	$(9,156,384)	883,688	$11,801,082
Blue Chip Growth Fund Class Y
Sold	1,755	$40,900	—	$—
Issued - merger	—	—	5,569	121,749
Issued as reinvestment of dividends	8	184	—	—
Redeemed	(459)	(10,704)	—	—
Net increase (decrease)	1,304	$30,380	5,569	$121,749
Mid Cap Growth Fund Class I
Sold	13,634,393	$269,734,320	25,331,257	$521,232,799
Issued as reinvestment of dividends	23,447,633	474,814,572	10,621,771	205,106,388
Redeemed	(74,074,039)	(1,465,183,527)	(59,133,882)	(1,206,434,809)
Net increase (decrease)	(36,992,013)	$(720,634,635)	(23,180,854)	$(480,095,622)
Mid Cap Growth Fund Class R5
Sold	7,978,282	$151,935,586	4,750,225	$93,936,863
Issued as reinvestment of dividends	5,463,692	107,689,368	2,446,975	46,174,419
Redeemed	(17,392,400)	(331,251,312)	(13,988,989)	(273,917,347)
Net increase (decrease)	(3,950,426)	$(71,626,358)	(6,791,789)	$(133,806,065)
Mid Cap Growth Fund Service Class
Sold	744,762	$13,267,489	726,026	$13,624,163
Issued as reinvestment of dividends	997,279	18,529,441	452,119	8,101,965
Redeemed	(2,409,307)	(44,444,352)	(1,981,195)	(37,145,136)
Net increase (decrease)	(667,266)	$(12,647,422)	(803,050)	$(15,419,008)
Mid Cap Growth Fund Administrative Class
Sold	657,861	$10,665,617	661,045	$11,360,613
Issued as reinvestment of dividends	1,021,781	17,063,745	476,698	7,794,010
Redeemed	(2,258,443)	(36,698,182)	(2,510,953)	(42,951,684)
Net increase (decrease)	(578,801)	$(8,968,820)	(1,373,210)	$(23,797,061)
Mid Cap Growth Fund Class R4
Sold	343,289	$4,494,484	514,890	$7,702,603
Issued as reinvestment of dividends	531,376	7,370,190	245,955	3,438,451
Redeemed	(1,397,931)	(19,281,787)	(1,242,139)	(18,105,048)
Net increase (decrease)	(523,266)	$(7,417,113)	(481,294)	$(6,963,994)
Mid Cap Growth Fund Class A
Sold	498,050	$6,649,525	721,901	$10,278,268
Issued as reinvestment of dividends	960,411	12,984,755	478,424	6,549,619
Redeemed	(1,346,441)	(18,144,085)	(2,515,639)	(36,337,295)
Net increase (decrease)	112,020	$1,490,195	(1,315,314)	$(19,509,408)

64

Notes to Financial Statements (Continued)

	Year Ended September 30, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Mid Cap Growth Fund Class R3
Sold	258,692	$2,731,833	234,390	$2,801,988
Issued as reinvestment of dividends	333,652	3,576,753	128,385	1,457,171
Redeemed	(457,838)	(4,967,856)	(590,206)	(7,056,168)
Net increase (decrease)	134,506	$1,340,730	(227,431)	$(2,797,009)
Mid Cap Growth Fund Class Y
Sold	—	$—	—	$—
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	—	$—
Small Cap Growth Equity Fund Class I
Sold	7,681,255	$124,952,020	9,126,799	$135,388,712
Issued as reinvestment of dividends	1,765,122	30,024,725	—	—
Redeemed	(22,018,094)	(363,081,565)	(16,715,625)	(253,881,009)
Net increase (decrease)	(12,571,717)	$(208,104,820)	(7,588,826)	$(118,492,297)
Small Cap Growth Equity Fund Class R5
Sold	2,891,397	$45,925,329	1,763,219	$25,492,664
Issued as reinvestment of dividends	302,392	4,992,496	—	—
Redeemed	(3,176,065)	(49,493,739)	(6,263,728)	(91,299,384)
Net increase (decrease)	17,724	$1,424,086	(4,500,509)	$(65,806,720)
Small Cap Growth Equity Fund Service Class
Sold	156,211	$2,121,380	106,760	$1,395,315
Issued as reinvestment of dividends	42,390	624,408	—	—
Redeemed	(262,948)	(3,852,445)	(394,807)	(5,205,927)
Net increase (decrease)	(64,347)	$(1,106,657)	(288,047)	$(3,810,612)
Small Cap Growth Equity Fund Administrative Class
Sold	185,259	$2,278,995	199,561	$2,308,294
Issued as reinvestment of dividends	87,207	1,122,350	—	—
Redeemed	(279,201)	(3,369,441)	(437,139)	(5,128,488)
Net increase (decrease)	(6,735)	$31,904	(237,578)	$(2,820,194)
Small Cap Growth Equity Fund Class R4
Sold	293,242	$2,689,467	427,153	$3,931,136
Issued as reinvestment of dividends	127,427	1,262,806	—	—
Redeemed	(405,868)	(3,922,458)	(388,948)	(3,564,960)
Net increase (decrease)	14,801	$29,815	38,205	$366,176
Small Cap Growth Equity Fund Class A
Sold	137,564	$1,276,315	257,664	$2,292,429
Issued as reinvestment of dividends	141,928	1,376,700	—	—
Redeemed	(357,246)	(3,338,765)	(566,254)	(4,962,425)
Net increase (decrease)	(77,754)	$(685,750)	(308,590)	$(2,669,996)
Small Cap Growth Equity Fund Class R3
Sold	343,399	$2,012,241	183,703	$1,196,568
Issued as reinvestment of dividends	69,197	471,231	—	—
Redeemed	(210,198)	(1,361,314)	(270,726)	(1,804,989)
Net increase (decrease)	202,398	$1,122,158	(87,023)	$(608,421)

65

Notes to Financial Statements (Continued)

	Year Ended September 30, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Small Cap Growth Equity Fund Class Y
Sold	19	$297	5,023	$75,821
Issued as reinvestment of dividends	234	3,863	—	—
Redeemed	(252)	(3,968)	(315)	(4,722)
Net increase (decrease)	1	$192	4,708	$71,099
Overseas Fund Class I
Sold	4,027,601	$36,182,381	9,775,179	$83,758,456
Issued as reinvestment of dividends	1,809,114	15,323,195	949,009	8,019,124
Redeemed	(20,509,437)	(179,949,734)	(12,188,077)	(104,741,098)
Net increase (decrease)	(14,672,722)	$(128,444,158)	(1,463,889)	$(12,963,518)
Overseas Fund Class R5
Sold	2,118,775	$19,292,901	2,940,601	$25,741,768
Issued as reinvestment of dividends	767,488	6,546,674	302,057	2,570,505
Redeemed	(7,914,148)	(76,112,983)	(2,604,259)	(22,568,887)
Net increase (decrease)	(5,027,885)	$(50,273,408)	638,399	$5,743,386
Overseas Fund Service Class
Sold	448,899	$4,064,268	415,812	$3,629,239
Issued as reinvestment of dividends	207,084	1,751,931	85,481	721,463
Redeemed	(725,946)	(6,631,519)	(426,145)	(3,662,977)
Net increase (decrease)	(69,963)	$(815,320)	75,148	$687,725
Overseas Fund Administrative Class
Sold	126,249	$1,163,274	196,998	$1,708,302
Issued as reinvestment of dividends	82,763	710,106	41,650	356,111
Redeemed	(284,948)	(2,635,852)	(495,505)	(4,465,978)
Net increase (decrease)	(75,936)	$(762,472)	(256,857)	$(2,401,565)
Overseas Fund Class R4
Sold	407,024	$3,584,534	387,048	$3,187,726
Issued as reinvestment of dividends	104,566	842,804	57,987	467,372
Redeemed	(1,310,213)	(11,204,842)	(704,963)	(5,727,448)
Net increase (decrease)	(798,623)	$(6,777,504)	(259,928)	$(2,072,350)
Overseas Fund Class A
Sold	492,398	$4,353,032	237,801	$2,033,363
Issued as reinvestment of dividends	87,306	728,130	42,107	350,333
Redeemed	(557,795)	(5,084,506)	(481,071)	(4,149,786)
Net increase (decrease)	21,909	$(3,344)	(201,163)	$(1,766,090)
Overseas Fund Class R3
Sold	104,510	$918,677	156,468	$1,312,199
Issued as reinvestment of dividends	32,873	269,229	14,686	120,130
Redeemed	(169,883)	(1,483,417)	(219,162)	(1,850,840)
Net increase (decrease)	(32,500)	$(295,511)	(48,008)	$(418,511)
Overseas Fund Class Y
Sold	—	$—	—	$—
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	—	$—

66

Notes to Financial Statements (Continued)
6. Federal Income Tax Information
At September 30, 2025, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a U.S. federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Diversified Value Fund	$404,400,025	$52,730,592	$(6,341,549)	$46,389,043
S&P 500 Index Fund	1,016,601,468	1,275,002,466	(40,058,234)	1,234,944,232
Blue Chip Growth Fund	1,158,681,820	1,052,869,918	(24,463,669)	1,028,406,249
Mid Cap Growth Fund	3,188,980,405	803,032,166	(175,645,086)	627,387,080
Small Cap Growth Equity Fund	471,191,821	119,572,434	(19,840,082)	99,732,352
Overseas Fund	264,782,862	75,379,018	(10,391,746)	64,987,272

At September 30, 2025, for federal income tax purposes, there were no unused capital losses.
The following Fund(s) elected to defer to the fiscal year beginning October 1, 2025, late year ordinary losses:

Amount
Blue Chip Growth Fund	$ 3,853,603
Mid Cap Growth Fund	3,072,645

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.
The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2025, was as follows:

	Ordinary Income	Long Term Capital Gain
Diversified Value Fund	$ 18,971,139	$110,864,313
S&P 500 Index Fund	27,238,055	548,768,896
Blue Chip Growth Fund	—	50,034,119
Mid Cap Growth Fund	30,752,611	615,395,158
Small Cap Growth Equity Fund	1,848,634	38,039,228
Overseas Fund	8,106,180	18,078,668

67

Notes to Financial Statements (Continued)
The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2024, was as follows:

	Ordinary Income	Long Term Capital Gain
Diversified Value Fund	$13,508,689	$47,599,813
S&P 500 Index Fund	31,998,778	147,970,244
Blue Chip Growth Fund	—	743,603,796
Mid Cap Growth Fund	—	280,434,499
Overseas Fund	7,593,369	5,020,079

The following Fund(s) have elected to pass through the foreign tax credit for the year ended September 30, 2025:

Amount
Overseas Fund	$1,109,912

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At September 30, 2025, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses, deferred trustee compensation, and other temporary basis adjustments.
At September 30, 2025, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss) Carryover	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total
Diversified Value Fund	$2,147,558	$3,729,127	$ (238,219)	$46,403,440	$52,041,906
S&P 500 Index Fund	14,755,043	308,033,695	(273,395)	1,234,944,232	1,557,459,575
Blue Chip Growth Fund	15,247,933	629,572,439	(228,035)	1,028,406,249	1,672,998,586
Mid Cap Growth Fund	40,946,198	506,832,501	(355,587)	627,387,080	1,174,810,192
Small Cap Growth Equity Fund	6,370,803	87,270,897	(69,100)	99,732,351	193,304,951
Overseas Fund	10,522,684	41,521,974	(61,203)	65,112,421	117,095,876

The Funds did not have any unrecognized tax benefits at September 30, 2025, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the year ended September 30, 2025, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.
7. Acquisition of MassMutual Equity Opportunities Fund
Effective September 15, 2025, the MassMutual Equity Opportunities Fund (“Equity Opportunities Fund”) reorganized into the Diversified Value Fund, pursuant to the terms of an Agreement and Plan of Reorganization.
The Equity Opportunities Fund’s assets and liabilities were transferred to the Diversified Value Fund in return for shares of the Diversified Value Fund. The Reorganization of the Equity Opportunities Fund into the Diversified Value Fund was intended to enable shareholders of the Equity Opportunities Fund to invest in a larger, potentially more efficient portfolio while continuing

68

Notes to Financial Statements (Continued)
to pursue a substantially similar investment objective. The acquisition was accomplished by a tax-free exchange of the shares of the Diversified Value Fund in the following amounts:

Equity Opportunities Fund Share Class	Shares of the Equity Opportunities Fund as of the Reorganization Date	Conversion Rate	Value of Shares of the Equity Opportunities Fund	Diversified Value Fund Share Class	Shares Issued by the Diversified Value Fund
Class I	2,829,764	1.226028	$27,859,039	Class I	3,469,370
Class R5	4,371,197	1.235974	43,761,746	Class R5	5,402,686
Service Class	978,809	1.153602	9,157,455	Service Class	1,129,156
Administrative Class	2,344,391	1.069625	20,738,005	Administrative Class	2,507,619
Class R4	695,988	0.862120	4,668,191	Class R4	600,025
Class A	4,238,916	0.897300	30,809,010	Class A	3,803,579
Class R3	1,213,618	0.602603	5,828,696	Class R3	731,330
Class Y	5,963	1.233492	59,578	Class Y	7,355
	16,678,646		$142,881,720		17,651,120

The investment portfolio of the Equity Opportunities Fund, with a value of $146,596,101 in investments and a cost basis of $141,871,153 at September 12, 2025, was the principal asset acquired by the Diversified Value Fund.
For financial reporting purposes, assets received and shares issued by the Diversified Value Fund were recorded at fair value; however, the cost basis of the investments received from the Equity Opportunities Fund was carried forward to align ongoing reporting of the Diversified Value Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for U.S. federal income tax purposes. Immediately prior to the acquisition, the Diversified Value Fund’s net assets were $309,273,223.
Assuming the acquisition had been completed on October 1, 2024, the beginning of the annual reporting period of the Diversified Value Fund, the Diversified Value Fund’s pro forma results of operations for the twelve month period ended September 30, 2025, would have been as follows:

Diversified Value Fund
Net investment income (loss)	$11,581,822
Net realized and unrealized gain (loss) on investments	35,040,833
Net increase (decrease) in net assets resulting from operations	46,622,655

Because the Equity Opportunities Fund and the Diversified Value Fund continuously sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.
Because the combined investment portfolio has been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Equity Opportunities Fund that have been included in the Diversified Value Fund’s Statement of Operations since September 15, 2025.
See Note 5. Capital Share Transactions, for the changes in shares outstanding for the Diversified Value Fund during the period.
8. Prior Year Acquisition of MassMutual Fundamental Value Fund and MassMutual Growth Opportunities Fund
Effective September 23, 2024, the MassMutual Fundamental Value Fund (“Fundamental Value Fund”) and the MassMutual Growth Opportunities Fund (“Growth Opportunities Fund”) reorganized into the Diversified Value Fund and the Blue Chip Growth Fund, respectively, pursuant to the terms of an Agreement and Plan of Reorganization.

69

Notes to Financial Statements (Continued)
The Fundamental Value Fund’s assets and liabilities were transferred to the Diversified Value Fund in return for shares of the Diversified Value Fund. The Reorganization of the Fundamental Value Fund into the Diversified Value Fund was intended to enable shareholders of the Fundamental Value Fund to invest in a larger, potentially more efficient portfolio while continuing to pursue a substantially similar investment objective. The acquisition was accomplished by a tax-free exchange of the shares of Diversified Value Fund in the following amounts:

Fundamental Value Fund Share Class	Shares of the Fundamental Value Fund as of the Reorganization Date	Conversion Rate	Value of Shares of the Fundamental Value Fund	Diversified Value Fund Share Class	Shares Issued by the Diversified Value Fund
Class I	35,452,823	0.813569	$299,105,049	Class I	28,843,318
Class R5	5,323,695	0.821070	45,547,135	Class R5	4,371,126
Service Class	3,589,765	0.812038	30,374,561	Service Class	2,915,026
Administrative Class	2,105,411	0.816425	18,151,693	Administrative Class	1,718,910
Class R4	482,361	0.801370	3,904,151	Class R4	386,549
Class A	2,857,620	0.806922	23,981,098	Class A	2,305,876
Class R3	178,909	0.779619	1,436,650	Class R3	139,481
Class Y	11,377	0.820338	97,246	Class Y	9,333
	50,001,961		$422,597,583		40,689,619

The investment portfolio of the Fundamental Value Fund, with a value of $419,879,979 in investments and a cost basis of $388,636,708 at September 20, 2024, was the principal asset acquired by the Diversified Value Fund.
The Growth Opportunities Fund’s assets and liabilities were transferred to the Blue Chip Growth Fund in return for shares of the Blue Chip Growth Fund. The Reorganization of the Growth Opportunities Fund into the Blue Chip Growth Fund was intended to enable shareholders of the Growth Opportunities Fund to invest in a larger, potentially more efficient portfolio while continuing to pursue a substantially similar investment objective. The acquisition was accomplished by a tax-free exchange of the shares of Blue Chip Growth Fund in the following amounts:

Growth Opportunities Fund Share Class	Shares of the Growth Opportunities Fund as of the Reorganization Date	Conversion Rate	Value of Shares of the Growth Opportunities Fund	Blue Chip Growth Fund Share Class	Shares Issued by the Blue Chip Growth Fund
Class I	7,148,152	0.267516	$42,145,849	Class I	1,912,245
Class R5	2,689,333	0.256158	15,059,203	Class R5	688,894
Service Class	1,657,062	0.230304	8,132,475	Service Class	381,628
Administrative Class	5,384,515	0.197276	21,765,214	Administrative Class	1,062,235
Class R4	404,578	0.142259	1,043,472	Class R4	57,555
Class A	4,708,031	0.133753	11,372,657	Class A	629,713
Class R3	1,882,391	0.056695	1,573,096	Class R3	106,722
Class Y	21,739	0.256197	121,749	Class Y	5,569
	23,895,801		$101,213,715		4,844,561

The investment portfolio of the Growth Opportunities Fund, with a value of $100,125,254 in investments and a cost basis of $79,491,492 at September 20, 2024, was the principal asset acquired by the Blue Chip Growth Fund.

70

Notes to Financial Statements (Continued)
For financial reporting purposes, assets received and shares issued by each of the Diversified Value Fund and the Blue Chip Growth Fund were recorded at fair value; however, the cost basis of the investments received from each of the Fundamental Value Fund and the Growth Opportunities Fund was carried forward to align ongoing reporting of the Diversified Value Fund’s and the Blue Chip Growth Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for U.S. federal income tax purposes. Immediately prior to the acquisition, the Diversified Value Fund’s and the Blue Chip Growth Fund’s net assets were $208,518,387 and $2,630,649,590, respectively.
Assuming the acquisitions had been completed on October 1, 2023, the beginning of the annual reporting period of each of the Diversified Value Fund and the Blue Chip Growth Fund, the Diversified Value Fund’s and the Blue Chip Growth Fund’s pro forma results of operations for the twelve month period ended September 30, 2024, would have been as follows:

	Diversified Value Fund	Blue Chip Growth Fund
Net investment income (loss)	$10,378,568	$(5,566,456)
Net realized and unrealized gain (loss) on investments	158,976,406	928,143,431
Net increase (decrease) in net assets resulting from operations	169,354,974	922,576,975

Because the Fundamental Value Fund, the Diversified Value Fund, the Growth Opportunities Fund, and the Blue Chip Growth Fund continuously sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.
Because each of the combined investment portfolios has been managed as a single integrated portfolio since the acquisitions were completed, it is also not practicable to separate the amounts of revenue and earnings of the Fundamental Value Fund and Growth Opportunities Fund that have been included in the Diversified Value Fund’s and the Blue Chip Growth Fund’s Statements of Operations since September 23, 2024.
See Note 5. Capital Share Transactions, for the changes in shares outstanding for the Diversified Value Fund and the Blue Chip Growth Fund during the period.
9. Indemnifications
Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.
10. New Accounting Pronouncements
In December 2023, FASB issued Accounting Standards Update 2023-09 - Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 is intended to enhance the transparency and decision usefulness of income tax disclosures. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and allows for early adoption. Management is currently evaluating the impact of applying this update.

71

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of MassMutual Select Funds and Shareholders of MassMutual Diversified Value Fund, MM S&P 500® Index Fund, MassMutual Blue Chip Growth Fund, MassMutual Mid Cap Growth Fund, MassMutual Small Cap Growth Equity Fund, and MassMutual Overseas Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of MassMutual Diversified Value Fund, MM S&P 500® Index Fund, MassMutual Blue Chip Growth Fund, MassMutual Mid Cap Growth Fund, MassMutual Small Cap Growth Equity Fund, and MassMutual Overseas Fund (the “Funds”), each a fund of MassMutual Select Funds, including the portfolios of investments, as of September 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds, as of September 30, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian, brokers, and transfer agents; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 21, 2025
We have served as the auditor of one or more MassMutual investment companies since 1995.

72

Federal Tax Information (Unaudited)

For the year ended September 30, 2025, the following Fund(s) earned the following foreign sources of income:

Amount
Overseas Fund	$8,234,087

Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
Under Section 854(b)(2) of the Code, the Fund(s) hereby designate the maximum amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the year ended September 30, 2025.
The Fund(s) intend to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in the Treasury Regulations §1.163(j)-1(b).

73

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.

74

Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.

75

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

76

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Trustees’ Approval of Investment Advisory Contracts
At their meetings in May and June 2025, the Contract Committee (the “Committee”) and the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MML Advisers, or the subadvisers (the “Independent Trustees”), considered and re-approved the existing advisory and subadvisory agreements (collectively, the “Contracts”) for each of the Diversified Value Fund, S&P 500 Index Fund, Blue Chip Growth Fund, Mid Cap Growth Fund, Small Cap Growth Equity Fund, and Overseas Fund, as applicable. In preparation for the meetings, the Trustees requested, and MML Advisers and the subadvisers provided in advance, certain materials relevant to the consideration of the Contracts (the “Meeting Materials”). In all of their deliberations, the Trustees were advised by independent counsel.
The Committee received in advance of the meetings (i) a memorandum from MML Advisers discussing the nature and quality of the services it provides as investment adviser to the Funds; (ii) a profitability analysis prepared by MML Advisers; and (iii) a fee and performance study report (the “Third-Party Report”) with respect to each Fund prepared by an independent third-party vendor (the “Third-Party”). The Third-Party Report provided detailed comparative advisory fee, total expense, and performance information for each Fund to assist the Committee in its evaluation of the Contracts. The Committee also considered information presented to it throughout the year regarding MML Advisers and each of the subadvisers.
The Committee considered the nature, scope, and quality of services MML Advisers provides to the Funds, including: (i) the financial condition, stability, and business strategy of MML Advisers; (ii) the capabilities of MML Advisers with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MML Advisers that perform, or oversee the performance of, the services provided to the Funds, and the needs of the Funds for administrative and shareholder services. The Committee noted that it had received in the Meeting Materials or during the course of the past year: (i) detailed information regarding MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (ii) a wide range of information about the subadvisers and their personnel with responsibility for providing services to the Funds, as applicable, and the fees payable to each subadviser by MML Advisers. MML Advisers reviewed with the Committee in detail the work MML Advisers does in its oversight roles, the expertise it brings to these roles, the size of its teams, and the financial commitment it has made to provide those services.
The Committee then reviewed and considered, for each Fund separately, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund’s net advisory fee and total net expense ratio against peer funds; and (ii) the Fund’s relative performance (over various time periods against funds in its “category” and a benchmark index). In connection with the Committee’s review, MML Advisers provided commentary and analysis regarding each Fund’s expenses and performance and a recommendation as to the action to be taken by the Committee. Throughout the discussion, MML Advisers responded to Committee members’ questions and provided additional information concerning each Fund.
The Committee reviewed the expense and performance information for each Fund. (References to any performance periods are to periods ended December 31, 2024, except as otherwise noted. In all cases, the comparative expense information is that of a Fund’s “peer group” and the comparative performance information is that of a Fund’s “performance category.”)
The Committee considered that the total net expense ratios for all of the Funds were in the top fifty percent of their peer groups, and in most cases in the top twenty percent. All of the Funds had net advisory fees at or below the medians of their peer groups, or below the 66th percentile of their peer groups, except the Overseas Fund. As to the Overseas Fund, the Committee considered MML Advisers’ statements that, although the Fund’s net advisory fee was in the 82nd percentile, the Fund’s net advisory fee was within two basis points of the Fund’s peer group median, the Fund’s total net expense ratio was at the 46th percentile, and the Fund had achieved investment performance in the 55th percentile compared to its performance category for the three-year period.
The Committee determined on the basis of these factors that the levels of the Funds’ net advisory fees, in light of the total net expenses of the Funds generally, were consistent with the continuation of the Contracts.
The Committee considered that all of the Funds achieved three-year investment performance above the medians of their performance categories, or within the top two thirds of their performance categories.
The Committee determined on the basis of these factors and on other factors and information considered by the Committee that the Funds’ performance, for the various periods presented were generally consistent with the continuation of the Contracts.
The Committee also reviewed and considered information included in the Meeting Materials, or discussed at the meeting and during the course of the year, concerning economies of scale and the profitability of MML Advisers’ advisory relationship with the various Funds, including: (i) a description of MML Advisers’ revenues from the Funds (including advisory fees and administrative

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and shareholder services fees, as applicable) and the expense allocation methodology employed by MML Advisers; and (ii) profitability information with respect to each individual Fund. The discussions included consideration of the intangible benefits derived by MML Advisers and its affiliates resulting from their relationships with the Funds and any so-called “fallout benefits” to MML Advisers (which were not considered to be substantial in any event), such as any reputational value derived from serving as investment adviser to the Funds, and benefits accruing to subadvisers (including sub-subadvisers, as applicable) due to so-called “soft-dollar arrangements.”
Prior to the votes being taken to approve the Contracts, the Committee met separately in executive session to discuss the appropriateness of such contracts. The Committee weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Committee did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.
As to each of the Funds, the Committee concluded that: (i) it was satisfied with the nature, extent, and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MML Advisers’ oversight of each Fund and the subadvisory process; (ii) MML Advisers’ levels of profitability from its relationship with the various Funds are not excessive and the advisory fees payable under the advisory agreements and each Fund’s total net expenses are fair and reasonable; (iii) the investment processes, research capabilities, and philosophies of the subadvisers appear well suited to the Funds, as applicable, given their investment objectives and policies; (iv) either the relative or absolute performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MML Advisers has proposed in respect of the underperformance of a Fund, are sufficient to warrant continuation of the Contracts for each of the Funds; and (v) the terms of the Contracts are fair and reasonable with respect to each Fund and are in the best interests of each Fund’s shareholders.
At their meeting in September 2025, the Trustees, including the Independent Trustees, reviewed and approved a proposal to make changes to the existing subadvisory agreement with Massachusetts Financial Services Company (“MFS”) for the Overseas Fund (the “Amended Subadvisory Agreement”) intended to lower the fees payable under the agreement.
In arriving at their decision, the Trustees discussed the fees payable to MFS by MML Advisers under the Amended Subadvisory Agreement and the effect of such fees on the profitability to MML Advisers. The Trustees concluded that they were satisfied that MML Advisers’ projected levels of profitability due to the Amended Subadvisory Agreement is not excessive and the subadvisory fee amount under the Amended Subadvisory Agreement is fair and reasonable. In their deliberations, the Trustees were advised by independent counsel.
Prior to the vote being taken to approve the Amended Subadvisory Agreement discussed above, the Independent Trustees met separately in executive session to discuss the appropriateness of such contract. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.
The Amended Subadvisory Agreement became effective on October 1, 2025.

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Underwriter:
MML Distributors, LLC
1295 State Street
Springfield, Massachusetts 01111-0001

© 2025 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001.
All rights reserved. www.MassMutual.com.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics (Item 2) – Attached.

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 (17 CFR 240.10D-1) – Not applicable.

(a)(3) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) –Not applicable.

(a)(5) Change in Registrant’s independent public accountant – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Select Funds

By (Signature and Title)	/s/ Douglas Steele
Douglas Steele, President and Principal Executive Officer

Date	11/21/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Douglas Steele
Douglas Steele, President and Principal Executive Officer

Date	11/21/25

By (Signature and Title)	/s/ Renée Hitchcock
Renée Hitchcock, Treasurer and Principal Financial Officer

Date	11/21/25